                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-6247
                                  ----------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  4500 MAIN STREET, KANSAS CITY, MISSOURI                       64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         816-531-5575
                                                    ----------------------------

Date of fiscal year end:    11-30
                          ------------------------------------------------------

Date of reporting period:   11-30-2007
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report               November 30, 2007

[photo of winter]

International Growth Fund
Global Growth Fund
Emerging Markets Fund
International Value Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the annual report for the American Century® International
Growth, Global Growth, Emerging Markets, and International Value funds for the
12 months ended November 30, 2007. I am honored to be addressing you in the
"Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final step in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      International Equity Total Returns . . . . . . . . . . . . . . . . .      2

INTERNATIONAL GROWTH

GLOBAL GROWTH

EMERGING MARKETS

INTERNATIONAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By Mark On, Chief Investment Officer, International Equity

INTERNATIONAL STOCKS SHOWED ROBUST GAINS

A strong global economy combined with relatively tame inflation and healthy labor markets helped promote stellar stock gains for the 12 months ended
November 30, 2007. Among the developed markets, Europe fared well, with the strongest returns coming from the euro-zone nations. In contrast, performance was flat in Japan, as weak consumer spending, a challenging political climate, and slowing demand from the United States pressured Japan's stocks.

Emerging markets remained the world's standout performers, due to optimistic growth forecasts for developing markets and higher commodity prices.

U.S. CREDIT WOES RATTLED MARKETS

Mounting problems in the U.S. subprime mortgage market led to concerns regarding global economic growth, generating periodic market volatility and contributing to a growing desire globally for less-risky assets. In an effort to soothe frayed nerves, the U.S. Federal Reserve (the Fed), the European
Central Bank, and the Bank of England injected liquidity into their banking systems.

A mid-September rate cut by the Fed served to strengthen the euro and British pound, relative to the sagging U.S. dollar. Late in the period, the dollar hit new record lows against those currencies.

RATES ROSE IN EUROPE AND BRITAIN

Healthy economic growth prompted the European Central Bank and the Bank of
England to raise interest rates three times during the period. Although inflationary pressures remained at the fore, both banks held off making additional rate increases given the fallout from the credit-market turmoil.

Optimism surrounding improving economic growth prompted the Bank of Japan to raise rates in February. Nevertheless, expectations for additional rate hikes went unfulfilled, as sluggish domestic consumption kept the central bank on hold.

OPPORTUNITIES ABOUND

Although the outlook for international equities remains somewhat uncertain, we believe international stocks present significant opportunities for investors.
Combining the higher growth rate of the international markets with our international team's focus on companies with growth acceleration, we believe there is a significant opportunity to deliver attractive performance in the coming year.

International Equity Total Returns
For the 12 months ended November 30, 2007 (in U.S. dollars)

MSCI EM Index                                             45.57%
MSCI EAFE Growth Index                                    22.32%
MSCI Europe Index                                         19.61%
MSCI EAFE Index                                           17.30%
MSCI World Free Index                                     12.71%
MSCI EAFE Value Index                                     12.30%
MSCI Japan Index                                           2.19%

------
2

PERFORMANCE
International Growth

Total Returns as of November 30, 2007
                                        Average Annual Returns
                                                           Since     Inception
                            1 year  5 years   10 years   Inception      Date

INVESTOR CLASS              23.09%   18.53%     9.47%      11.14%      5/9/91

MSCI EAFE INDEX             17.30%   21.31%     9.00%     8.13%(1)       --

MSCI EAFE GROWTH INDEX      22.32%   19.81%     6.83%     6.15%(1)       --

Institutional Class         23.36%   18.76%     9.70%      9.63%      11/20/97

Advisor Class               22.87%   18.26%     9.20%      10.18%     10/2/96

A Class
 No sales charge*           22.84%     --        --        21.02%
 With sales charge*         15.78%     --        --        19.56%     1/31/03

B Class
 No sales charge*           21.93%     --        --        20.13%
 With sales charge*         17.93%     --        --        19.92%     1/31/03

C Class                     21.97%   17.39%      --        7.58%       6/4/01

R Class                     22.48%     --        --      19.91%(2)    8/29/03

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(2) Class returns would have been lower if the class had not received partial reimbursements of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

International Growth

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997

One-Year Returns Over 10 Years
Periods ended November 30
                 1998     1999     2000       2001      2002      2003    2004     2005     2006     2007

Investor
Class           16.74%   43.22%   -2.47%    -24.18%    -14.54%   13.70%  17.45%   12.09%   27.03%   23.09%

MSCI EAFE
Index           16.45%   21.10%   -9.67%    -19.13%    -12.50%   24.22%  24.19%   13.25%   28.20%   17.30%

MSCI EAFE
Growth Index    17.05%   23.18%  -17.66%    -23.61%    -13.53%   20.63%  19.07%   12.14%   25.29%   22.32%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
International Growth

Portfolio Managers: Alex Tedder and Keith Creveling

PERFORMANCE SUMMARY

International Growth gained 23.09%* during the 12 months ended November 30,
2007. The portfolio's benchmark, the MSCI EAFE Index, advanced 17.30%.
Compared to its peers, International Growth outperformed the average return of
20.46%** for the 63 funds in Lipper Inc.'s International Large Cap Growth
Funds category.

Strong global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks. On an absolute basis, all sectors the portfolio invested in posted positive returns, and all but one sector (consumer discretionary) showed double-digit gains. Favorable stock selection in six of 10 sectors accounted for the portfolio's outperformance relative to the benchmark.

From a country perspective, Japan (the portfolio's largest country weighting),
India (which was not represented in the benchmark), and Germany made the greatest overall contributions to the portfolio's relative performance. Stock selection in Japan and Germany was effective, as were an underweight in Japan and an overweight in Germany. Despite its relatively small weighting, India had a strong impact on the portfolio's relative return.

The worst country contributors to relative performance included the
Netherlands, South Korea and Sweden. Our investments and an underweight hurt performance in the Netherlands, while our holdings in Sweden accounted for the lagging results. Our South Korean holdings posted a negative return for the reporting period, and the benchmark had no exposure to that market.

FINANCIALS, INDUSTRIALS LED ALL SECTORS

The financials sector, the largest weighting in the portfolio, made the greatest positive contribution to relative performance. In particular, our stock selections within the commercial banking and diversified financial services industries offered strong performance. Our overweight in Deutsche
Boerse AG, the Germany-based owner of several securities exchanges, led to solid results. In addition, our position in China Merchants Bank, an emerging-market investment not represented in the benchmark, boosted performance, as the stock returned 142% during the reporting period.

Top Ten Holdings as of November 30, 2007
                                  % of net       % of net
                                assets as of   assets as of
                                  11/30/07        5/31/07

Deutsche Boerse AG                  1.8%           1.2%
Julius Baer Holding AG              1.8%           1.6%
Nintendo Co., Ltd.                  1.6%           1.6%
Tesco plc                           1.6%           1.6%
National Bank of Greece SA          1.6%           1.6%
BG Group plc                        1.6%           1.3%
Nestle SA                           1.6%           1.1%
Saipem SpA                          1.6%           1.4%
Novo Nordisk AS B Shares            1.5%            --
Syngenta AG                         1.5%           1.2%

* All fund returns referenced in this commentary are for Investor Class shares.

** The Lipper Inc.'s International Large Cap Growth Funds category average returns for the five- and 10-year periods as of November 30, 2007, were 18.24%
and 6.91%, respectively.

  Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
5

International Growth

The portfolio's relative performance also benefited from strong stock selection combined with an overweight in the industrials sector. In particular, our stocks in the electrical equipment industry performed well, including Q-Cells AG, the German manufacturer of solar cells, and Vestas Wind
Systems, a Danish supplier of wind power solutions.

Our information technology stocks were also strong contributors, led by
Japan's Nintendo, a videogame manufacturer, which advanced 160% during the reporting period on strong sales of its Wii gaming system. Nintendo was the portfolio's top-performing stock for the reporting period.

CONSUMER SECTORS LAGGED

Despite posting a total return of 22.70% for the reporting period, the portfolio's consumer staples sector was the greatest laggard relative to the benchmark. Our stock selection and underweight in the food products and tobacco industries primarily accounted for the shortfall. The consumer discretionary sector also detracted, primarily due to slumping stocks and an overweight, with stock selection in the automobile industry detracting the most in that sector.

OUTLOOK

International Growth seeks companies located throughout the world, excluding the United States, exhibiting accelerating earnings and revenue growth. Our analysis indicates the outlook for large-cap growth companies remains favorable. The portfolio has broad exposure to high-quality growth companies in numerous markets, and we believe these companies will deliver solid returns, even during volatile market conditions.

Types of Investments in Portfolio
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  11/30/07            5/31/07

Foreign Common Stocks                              99.6%              100.6%
Foreign Preferred Stocks                             --                0.6%
TOTAL EQUITY EXPOSURE                              99.6%              101.2%
Temporary Cash Investments                          0.4%               0.1%
Other Assets and Liabilities(1)                    --(2)              (1.3)%

(1) Includes securities lending collateral and other assets and liabilities.

(2) Category is less than 0.05% of total net assets.

Investments by Country as of November 30, 2007
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  11/30/07            5/31/07

Japan                                              15.0%               17.5%
United Kingdom                                     13.0%               14.7%
Switzerland                                        11.4%               12.9%
Germany                                             9.1%               10.9%
France                                              8.7%               9.5%
Australia                                           5.4%               5.0%
Spain                                               3.9%               2.3%
Canada                                              3.5%               0.8%
India                                               3.0%               2.8%
Italy                                               2.8%               4.6%
Other Countries                                    23.8%               20.2%
Cash and Equivalents(3)                             0.4%              (1.2)%

(3) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
International Growth

NOVEMBER 30, 2007

Shares                             ($ IN THOUSANDS)                          Value

Common Stocks -- 99.6%

AUSTRALIA -- 5.4%
         988,394  BHP Billiton Ltd.(1)                                    $ 37,560
       3,539,528  Boart Longyear Group(2)                                    7,583
         886,930  CSL Ltd.(1)                                               27,402
       2,826,960  Oxiana Ltd.(1)                                            10,022
         998,500  QBE Insurance Group Ltd.                                  28,902
         120,704  Rio Tinto Ltd.(1)                                         15,536
         580,410  Westpac Banking Corp.                                     14,562
                                                                        ----------
                                                                           141,567
                                                                        ----------
AUSTRIA -- 0.5%
         183,709  Erste Bank der oesterreichischen Sparkassen AG            13,250
                                                                        ----------
BELGIUM -- 2.2%
         269,985  KBC Groupe                                                37,369
         511,517  SES SA Fiduciary Depositary Receipt(2)                    12,864
          28,051  Umicore                                                    6,576
                                                                        ----------
                                                                            56,809
                                                                        ----------
BRAZIL -- 1.3%
         170,000  Bolsa de Mercadorias e Futuros -- BM&F SA(2)               2,289
       1,067,600  Redecard SA                                               19,392
         800,900  Unibanco-Uniao de Bancos Brasileiros SA                   11,855
                                                                        ----------
                                                                            33,536
                                                                        ----------
CANADA -- 3.5%
         187,420  EnCana Corp.(1)                                           12,229
         235,650  Research In Motion Ltd.(2)                                26,822
         650,570  Rogers Communications Inc. Cl B                           27,043
         243,159  Shoppers Drug Mart Corp.                                  13,342
         124,620  Suncor Energy Inc.                                        11,917
                                                                        ----------
                                                                            91,353
                                                                        ----------
CZECH REPUBLIC -- 1.1%
         389,750  CEZ AS                                                    28,807
                                                                        ----------
DENMARK -- 2.5%
         320,200  Novo Nordisk AS B Shares                                  40,484
         277,740  Vestas Wind Systems AS(2)                                 26,263
                                                                        ----------
                                                                            66,747
                                                                        ----------
FINLAND -- 1.4%
          94,080  Metso Oyj(1)                                               5,103
         781,740  Nokia Oyj                                                 30,797
                                                                        ----------
                                                                            35,900
                                                                        ----------

Shares                             ($ IN THOUSANDS)                          Value

FRANCE -- 8.7%
         126,139  Accor SA                                                $ 10,694
         119,770  ALSTOM Co.                                                26,900
         562,798  AXA SA                                                    22,836
         248,798  Groupe Danone(1)                                          21,956
         135,920  L'Oreal SA                                                18,864
         163,073  PPR SA                                                    27,484
         119,770  Renault SA                                                17,462
         229,816  Societe Generale(1)                                       35,214
         433,876  Total SA                                                  35,116
         169,560  Vinci SA(1)                                               13,432
                                                                        ----------
                                                                           229,958
                                                                        ----------
GERMANY -- 9.1%
          82,510  Allianz SE                                                16,990
         176,650  BASF AG                                                   24,482
         100,590  Continental AG                                            13,102
         257,380  Deutsche Boerse AG(1)                                     48,235
         446,203  Fresenius Medical Care AG & Co. KGaA(1)                   24,906
         562,047  GEA Group AG(2)                                           20,366
         111,236  K+S AG                                                    22,718
         163,430  Linde AG                                                  21,377
         129,772  Q-Cells AG(2)                                             18,124
         176,260  SAP AG                                                     8,985
         133,560  Siemens AG                                                20,275
                                                                        ----------
                                                                           239,560
                                                                        ----------
GREECE -- 1.6%
         639,160  National Bank of Greece SA                                42,747
                                                                        ----------
HONG KONG -- 1.9%
       1,801,600  Esprit Holdings Ltd.(1)                                   27,195
       1,156,800  Hang Seng Bank Ltd.(1)                                    22,142
                                                                        ----------
                                                                            49,337
                                                                        ----------
INDIA -- 3.0%
         241,880  Bharat Heavy Electricals Ltd.                             16,471
       1,064,920  Bharti Airtel Ltd.(2)                                     25,302
         325,160  DLF Ltd.                                                   7,762
         278,270  Housing Development Finance Corp. Ltd.                    19,667
         413,400  Tata Consultancy Services Ltd.                            10,630
                                                                        ----------
                                                                            79,832
                                                                        ----------
ITALY -- 2.8%
         308,779  ENI SpA                                                   11,034
         415,570  Fiat SpA                                                  11,443
         338,140  Finmeccanica SpA                                          10,095
       1,014,744  Saipem SpA                                                40,906
                                                                        ----------
                                                                            73,478
                                                                        ----------

------
7

International Growth

Shares                        ($ IN THOUSANDS)                               Value

JAPAN -- 15.0%
         380,900  Canon, Inc.                                             $ 20,051
         691,000  Daikin Industries Ltd.                                    35,587
           2,030  East Japan Railway Co.                                    16,789
          86,500  Fanuc Ltd.                                                 9,048
         265,200  Ibiden Co. Ltd.                                           20,972
         876,000  Isuzu Motors Ltd.                                          4,058
           4,310  Japan Tobacco Inc.                                        24,405
       1,064,500  Kuraray Co. Ltd.                                          13,091
         224,100  Makita Corp.                                               9,970
       3,067,000  Marubeni Corp.                                            23,541
          70,800  Nintendo Co., Ltd.                                        43,507
       1,930,000  Nippon Yusen Kabushiki Kaisha                             16,754
           8,995  NTT DoCoMo, Inc.                                          14,275
           5,070  Sony Financial Holdings Inc.(2)                           19,158
       1,611,000  Sumitomo Chemical Co., Ltd.                               13,745
         761,000  Sumitomo Heavy Industries Ltd.                             8,270
       2,180,000  Sumitomo Metal Industries Ltd.                             9,667
         639,000  Sumitomo Realty & Development Co. Ltd.                    19,411
         372,900  Terumo Corp.                                              18,833
         578,500  Toyota Motor Corp.                                        32,564
         192,330  Yamada Denki Co. Ltd.                                     22,277
                                                                        ----------
                                                                           395,973
                                                                        ----------
MALAYSIA -- 0.5%
       4,157,100  Bumiputra -- Commerce Holdings Bhd                        13,269
                                                                        ----------
MEXICO -- 1.4%
         601,332  America Movil, SAB de CV ADR                              37,078
                                                                        ----------
NETHERLANDS -- 1.6%
         193,000  ASML Holding N.V.                                          6,699
         175,020  CNH Global N.V.                                           10,734
         371,910  Heineken N.V.                                             24,326
                                                                        ----------
                                                                            41,759
                                                                        ----------
NORWAY -- 2.0%
         412,200  Aker Kvaerner ASA                                         11,747
         947,550  StatoilHydro ASA(1)                                       30,798
         246,510  Yara International ASA                                     9,368
                                                                        ----------
                                                                            51,913
                                                                        ----------
PEOPLE'S REPUBLIC OF CHINA -- 1.2%
       4,074,000  Agile Property Holdings Ltd.                               8,119
       5,234,500  China Merchants Bank Co., Ltd. Cl H                       24,293
                                                                        ----------
                                                                            32,412
                                                                        ----------

Shares                             ($ IN THOUSANDS)                          Value

SINGAPORE -- 1.6%
       2,936,000  Keppel Corp. Ltd.                                       $ 27,328
       2,673,000  Oversea-Chinese Banking Corp.                             15,765
                                                                        ----------
                                                                            43,093
                                                                        ----------
SOUTH AFRICA -- 1.0%
         215,309  Anglo American plc                                        14,579
         698,990  MTN Group Ltd.                                            14,080
                                                                        ----------
                                                                            28,659
                                                                        ----------
SPAIN -- 3.9%
       1,197,450  Banco Bilbao Vizcaya Argentaria SA(1)                     29,689
         799,510  Cintra Concesiones de Infraestructuras de
                  Transporte SA(1)                                          12,782
          36,225  Cintra Concesiones de Infraestructuras de
                  Transporte SA Entitlement Shares                             578
         452,929  Inditex SA                                                31,458
         882,490  Telefonica SA                                             29,554
                                                                        ----------
                                                                           104,061
                                                                        ----------
SWITZERLAND -- 11.4%
       1,171,625  ABB Ltd.                                                  34,460
         297,129  Compagnie Financiere Richemont SA Cl A                    20,426
         305,880  Holcim Ltd.                                               32,771
         560,230  Julius Baer Holding AG                                    47,035
          86,090  Nestle SA                                                 41,196
         444,585  Novartis AG                                               25,203
         162,019  Roche Holding AG                                          30,794
          85,560  Sonova Holding AG                                          9,161
         161,223  Syngenta AG                                               39,950
         393,614  UBS AG                                                    19,800
                                                                        ----------
                                                                           300,796
                                                                        ----------
TAIWAN (REPUBLIC OF CHINA) -- 1.4%
       7,381,000  AU Optronics Corp.                                        14,428
       3,578,760  Hon Hai Precision Industry Co., Ltd.                      22,932
                                                                        ----------
                                                                            37,360
                                                                        ----------
TURKEY -- 0.6%
       1,884,390  Turkiye Garanti Bankasi AS                                16,562
                                                                        ----------
UNITED KINGDOM -- 13.0%
         553,480  Admiral Group plc                                         11,866
         751,390  AMEC plc                                                  11,894
         506,491  Barclays plc                                               5,870
       1,990,499  BG Group plc                                              41,712
         159,261  British Sky Broadcasting Group plc                         2,049
       2,177,296  Burberry Group plc                                        25,769
         773,161  Capita Group plc                                          11,793

------
8

International Growth

Shares                        ($ IN THOUSANDS)                               Value

         557,850  easyJet plc(2)                                           $ 6,452
         319,982  GlaxoSmithKline plc                                        8,449
         312,899  HSBC Holdings plc                                          5,345
       2,377,050  International Power plc                                   22,810
       2,187,567  Man Group plc                                             25,056
       2,318,694  Man Group plc Cl B                                         3,246
         521,091  Reckitt Benckiser Group plc                               30,956
         601,980  Reed Elsevier plc                                          7,569
         970,040  Scottish and Southern Energy plc                          31,696
       4,360,609  Tesco plc                                                 42,987
       2,232,960  TUI Travel plc(2)                                         12,636
       9,260,930  Vodafone Group plc                                        34,669
                                                                        ----------
                                                                           342,824
                                                                        ----------
TOTAL COMMON STOCKS
(Cost $1,912,898)                                                        2,628,640
                                                                        ----------

Temporary Cash Investments -- 0.4%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.25%,
8/15/23, valued at $9,990), in a joint trading account at 3.05%, dated 11/30/07, due 12/3/07 (Delivery value $9,803)
(Cost $9,800)                                                                9,800
                                                                        ----------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 5.0%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $75,029)         75,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due
12/3/07 (Delivery value $17,405)                                            17,398

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery
value $40,015)                                                              40,000
                                                                        ----------
TOTAL TEMPORARY CASH INVESTMENTS --
SECURITIES LENDING COLLATERAL
(Cost $132,398)                                                            132,398
                                                                        ----------
TOTAL INVESTMENT SECURITIES -- 105.0%
(Cost $2,055,096)                                                        2,770,838
                                                                        ----------
OTHER ASSETS AND LIABILITIES -- (5.0)%                                   (132,895)
                                                                        ----------
TOTAL NET ASSETS -- 100.0%                                              $2,637,943
                                                                        ==========

Market Sector Diversification
(as a % of net assets)

Financials                       23.0%
Industrials                      14.8%
Consumer Discretionary           10.9%
Materials                        10.3%
Consumer Staples                  8.3%
Information Technology            7.8%
Energy                            7.4%
Health Care                       7.0%
Telecommunication Services        6.9%
Utilities                         3.2%
Cash and Equivalents*             0.4%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Security, or a portion thereof, was on loan as of November 30, 2007.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $2,452,114 (in thousands), which represented 93.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
9

PERFORMANCE
Global Growth

Total Returns as of November 30, 2007
                                    Average Annual Returns
                                                  Since      Inception
                           1 year   5 years     Inception      Date

INVESTOR CLASS             23.73%    19.50%       12.74%      12/1/98

MSCI WORLD FREE INDEX      12.71%    16.10%      5.93%(1)       --

Institutional Class        23.99%    19.76%       5.49%       8/1/00

A Class(2)
 No sales charge*          23.47%    19.21%       11.35%
 With sales charge*        16.32%    17.80%       10.61%      2/5/99

B Class
 No sales charge*          22.51%      --         19.39%
 With sales charge*        18.51%      --         17.70%      12/1/05

C Class                    22.54%    18.35%       13.04%      3/1/02

R Class                    23.08%      --         20.53%      7/29/05

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

(2) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Global Growth

Growth of $10,000 Over Life of Class

$10,000 investment made December 1, 1998

One-Year Returns Over Life of Class
Periods ended November 30
              1999*     2000      2001      2002     2003     2004     2005    2006     2007

Investor
Class        66.60%    8.81%    -23.62%   -12.78%   20.22%   15.59%   18.87%  19.30%   23.73%

MSCI World
Free Index   21.11%    -7.64%   -16.01%   -15.27%   19.17%   17.43%   11.20%  20.28%   12.71%

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

PORTFOLIO COMMENTARY
Global Growth

Portfolio Managers: Keith Creveling and Helen O'Donnell

PERFORMANCE SUMMARY

Global Growth gained 23.73%* during the 12 months ended November 30, 2007. The portfolio's benchmark, the MSCI World Free Index, advanced 12.71%. The portfolio also outpaced the average return of 15.93%** for the 86 funds in
Lipper Inc.'s Global Large Cap Growth Funds category.

Strong worldwide economic growth and a series of U.S. Federal Reserve rate cuts helped generate strong 12-month performance among global stocks. Overall, stock selection was a strong positive contributor to portfolio performance, particularly in the United States, Germany and Japan, all of which outperformed the benchmark. Our holdings in the United States made the greatest contribution to return, followed by Germany and Japan.

Sweden, Taiwan and Finland detracted most from the portfolio's relative performance. Lagging holdings were the overriding factor in Sweden and
Finland. The benchmark had no exposure to Taiwan, while our small exposure to that country generated a negative return. On a positive note, the portfolio benefited from solid performance in the emerging markets of Mexico, India and
Russia, which were not included in the benchmark.

ALL SECTORS SHOWED POSITIVE RETURNS

On an absolute basis, all sectors in the portfolio generated positive total returns, and all but one sector (utilities) recorded double-digit gains.
Compared to the benchmark, all portfolio sectors outperformed except the utilities area.

Our stock selection efforts were particularly strong in the financials, industrials and energy sectors. Deutsche Boerse AG, the Germany-based owner of several securities exchanges, was the portfolio's top performer in the financials sector. The company's plans to acquire U.S.-based International
Securities Exchange Holdings and create a massive derivatives market helped drive performance. In addition, Julius Baer Holdings, the Swiss wealth-management company, which was not included in the benchmark, advanced on strong profit growth and a robust inflow of assets from its client base.

Top Ten Holdings as of November 30, 2007
                                  % of net       % of net
                                assets as of   assets as of
                                  11/30/07        5/31/07

Deutsche Boerse AG                  2.5%           1.9%
Saipem SpA                          1.8%           1.6%
National Bank of Greece SA          1.7%           1.7%
Julius Baer Holding AG              1.7%           1.4%
Allergan, Inc.                      1.6%           1.4%
Societe Generale                    1.6%           0.9%
Colgate-Palmolive Co.               1.6%           1.1%
Shoppers Drug Mart Corp.            1.6%            --
Cisco Systems Inc.                  1.5%           2.0%
Hewlett-Packard Co.                 1.5%           1.9%

* All fund returns referenced in this commentary are for Investor Class shares.

** The Lipper Inc.'s Global Large Cap Growth Funds category average returns for the five-year period as of November 30, 2007, was 15.96%.

  Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
12

Global Growth

Our industrials holdings also contributed favorably, primarily due to overweights and good stock selection in the electrical equipment and aerospace and defense industries. In the electrical equipment area, our overweighted positions in Vestas Wind Systems, a Danish supplier of wind power solutions, and ABB Ltd., a Zurich-based provider of power and automation technologies to utilities and industries, drove performance. In the aerospace area, shares of
Precision Castparts (which was not included in the benchmark), an Oregon-based manufacturer of casts for airline engines, soared on strong demand, surging sales and stellar profit growth.

In the energy sector's equipment and services group, Italy's Saipem was a strong contributor. The company's stock, which was not included in the benchmark, benefited from its focus on deepwater exploration projects, an area gaining attention as worldwide oil reserves are shrinking.

The portfolio's information technology sector also contributed positively to performance. This primarily was due to impressive results from Japanese videogame manufacturer Nintendo. The stock, which was among the top performers in the portfolio, advanced on strong worldwide sales of its Wii game console.

UTILITIES POSTED LAGGING RESULTS

Although our exposure to the utilities sector was minimal, it nevertheless detracted from relative performance. Our underweight combined with faltering stocks led to lagging results versus the benchmark.

OUTLOOK

Global Growth seeks to invest in companies located in developed countries throughout the world, including the United States, exhibiting accelerating growth characteristics. The portfolio has broad exposure to high-quality growth companies in numerous markets, and we believe these companies will deliver solid returns, even during volatile market conditions.

Types of Investments in Portfolio
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  11/30/07            5/31/07

Foreign Common Stocks                              57.0%               58.3%
Foreign Preferred Stocks                             --                0.7%
Domestic Common Stocks                             41.6%               40.3%
TOTAL EQUITY EXPOSURE                              98.6%               99.3%
Temporary Cash Investments                          0.4%               0.8%
Other Assets and Liabilities(1)                     1.0%              (0.1)%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of November 30, 2007
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  11/30/07            5/31/07

United States                                      41.6%               40.3%
United Kingdom                                      7.9%               6.2%
France                                              7.0%               7.0%
Japan                                               6.5%               8.0%
Switzerland                                         5.3%               9.3%
Germany                                             4.9%               4.1%
Canada                                              3.6%               0.8%
Other Countries                                    21.8%               23.6%
Cash and Equivalents(2)                             1.4%               0.7%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
13

SCHEDULE OF INVESTMENTS
Global Growth

NOVEMBER 30, 2007

Shares                             ($ IN THOUSANDS)                          Value

Common Stocks -- 98.6%

AUSTRALIA -- 2.5%
       194,960  BHP Billiton Ltd.(1)                                       $ 7,408
        93,030  CSL Ltd.                                                     2,874
       776,710  Oxiana Ltd.(1)                                               2,754
                                                                          --------
                                                                            13,036
                                                                          --------
AUSTRIA -- 1.1%
        81,850  Erste Bank der oesterreichischen Sparkassen AG               5,904
                                                                          --------
BELGIUM -- 1.8%
        36,320  KBC Groupe                                                   5,027
       103,507  SES SA Fiduciary Depositary Receipt(2)                       2,603
         8,420  Umicore                                                      1,974
                                                                          --------
                                                                             9,604
                                                                          --------
BRAZIL -- 1.3%
        33,300  Bolsa de Mercadorias e Futuros -- BM&F SA(2)                   448
       166,800  NET Servicos de Comunicacao SA ADR                           2,462
       212,200  Redecard SA                                                  3,855
                                                                          --------
                                                                             6,765
                                                                          --------
CANADA -- 3.6%
        29,900  Research In Motion Ltd.(2)                                   3,403
       147,460  Shoppers Drug Mart Corp.                                     8,091
        74,531  Suncor Energy Inc.                                           7,127
                                                                          --------
                                                                            18,621
                                                                          --------
DENMARK -- 1.0%
        53,365  Vestas Wind Systems AS(2)                                    5,046
                                                                          --------
FINLAND -- 1.0%
        96,460  Metso Oyj(1)                                                 5,232
                                                                          --------
FRANCE -- 7.0%
        87,980  Accor SA(1)                                                  7,459
        18,990  ALSTOM Co.                                                   4,265
        49,708  JC Decaux SA                                                 1,929
        53,480  Societe Generale(1)                                          8,195
        85,190  Total SA                                                     6,895
        27,190  Veolia Environnement                                         2,506
        63,900  Vinci SA(1)                                                  5,062
                                                                          --------
                                                                            36,311
                                                                          --------

Shares                             ($ IN THOUSANDS)                          Value

GERMANY -- 4.9%
        69,490  Deutsche Boerse AG(1)                                     $ 13,023
       112,370  Fresenius Medical Care AG & Co. KGaA                         6,272
        31,300  Linde AG                                                     4,094
        16,510  Q-Cells AG(2)                                                2,306
                                                                          --------
                                                                            25,695
                                                                          --------
GREECE -- 1.7%
       135,340  National Bank of Greece SA                                   9,052
                                                                          --------
HONG KONG -- 1.0%
       345,200  Esprit Holdings Ltd.                                         5,211
                                                                          --------
INDIA -- 0.9%
       205,471  Bharti Airtel Ltd.(2)                                        4,882
                                                                          --------
ITALY -- 1.8%
       235,470  Saipem SpA                                                   9,492
                                                                          --------
JAPAN -- 6.5%
       124,700  Makita Corp.                                                 5,548
       117,000  NGK Insulators Ltd.                                          3,618
         9,000  Nintendo Co., Ltd.                                           5,531
         1,085  Sony Financial Holdings Inc.(2)                              4,099
       550,000  Sumitomo Chemical Co., Ltd.                                  4,693
       126,000  Sumitomo Realty & Development Co. Ltd.                       3,828
        56,100  Terumo Corp.                                                 2,833
        30,120  Yamada Denki Co. Ltd.                                        3,489
                                                                          --------
                                                                            33,639
                                                                          --------
LUXEMBOURG -- 0.3%
        11,224  Millicom International Cellular SA(2)                        1,339
                                                                          --------
MALAYSIA -- 0.4%
       591,000  Bumiputra -- Commerce Holdings Bhd                           1,886
                                                                          --------
MEXICO -- 1.3%
       106,220  America Movil, SAB de CV ADR                                 6,549
                                                                          --------
NETHERLANDS -- 2.7%
        59,220  CNH Global N.V.                                              3,632
        78,960  Heineken N.V.                                                5,165
        54,290  Schlumberger Ltd.                                            5,073
                                                                          --------
                                                                            13,870
                                                                          --------

------
14

Global Growth

Shares                       ($ IN THOUSANDS)                                Value

SPAIN -- 1.2%
       253,550  Cintra Concesiones de Infraestructuras de Transporte SA    $ 4,054
        12,677  Cintra Concesiones de Infraestructuras de Transporte
                SA Entitlement Shares                                          202
        44,850  Gamesa Corporacion Tecnologica SA                            2,035
                                                                          --------
                                                                             6,291
                                                                          --------
SWITZERLAND -- 5.3%
       234,170  ABB Ltd.                                                     6,888
       107,560  Julius Baer Holding AG                                       9,030
        11,040  Nestle SA                                                    5,283
        15,060  Roche Holding AG                                             2,862
        69,760  UBS AG                                                       3,509
                                                                          --------
                                                                            27,572
                                                                          --------
TAIWAN (REPUBLIC OF CHINA) -- 1.5%
       815,760  Hon Hai Precision Industry Co., Ltd.                         5,227
       262,150  Taiwan Semiconductor Manufacturing Co. Ltd. ADR              2,601
                                                                          --------
                                                                             7,828
                                                                          --------
TURKEY -- 0.3%
       174,000  Turkiye Garanti Bankasi AS                                   1,529
                                                                          --------
UNITED KINGDOM -- 7.9%
       200,439  Admiral Group plc                                            4,297
       567,808  Burberry Group plc                                           6,720
       349,979  Capita Group plc                                             5,338
       396,320  Compass Group plc                                            2,596
       396,429  Man Group plc                                                4,541
       453,062  Man Group plc Cl B                                             634
       116,975  Reckitt Benckiser Group plc                                  6,949
       102,930  Shire plc                                                    2,443
       776,000  Tesco plc                                                    7,650
                                                                          --------
                                                                            41,168
                                                                          --------
UNITED STATES -- 41.6%
       122,520  Activision, Inc.(2)                                          2,714
        89,790  Adobe Systems Inc.(2)                                        3,784
        75,640  Air Products & Chemicals, Inc.                               7,491
       125,390  Allergan, Inc.                                               8,407
       110,660  American Express Co.                                         6,526
       113,260  American Tower Corp. Cl A(2)                                 5,158

Shares                             ($ IN THOUSANDS)                          Value

        60,990  Apollo Group, Inc. Cl A(2)                                 $ 4,667
        35,410  Apple Inc.(2)                                                6,452
       170,500  Automatic Data Processing, Inc.                              7,683
        44,400  Bank of New York Mellon Corp. (The)                          2,129
        13,500  Charles River Laboratories(2)                                  858
        58,940  Ciena Corp.(2)                                               2,592
       283,890  Cisco Systems Inc.(2)                                        7,954
        87,400  Coca-Cola Company (The)                                      5,428
       101,690  Colgate-Palmolive Co.                                        8,143
       103,200  Corrections Corp. of America(2)                              3,149
       138,500  CVS/Caremark Corp.                                           5,552
        34,690  Deere & Co.                                                  5,960
        52,470  Devon Energy Corporation                                     4,345
        53,990  Exelon Corporation                                           4,377
        95,720  FMC Technologies Inc.(2)                                     5,321
       145,860  General Electric Co.                                         5,585
        10,500  Google Inc. Cl A(2)                                          7,277
       153,850  Hewlett-Packard Co.                                          7,871
        99,460  Hudson City Bancorp, Inc.                                    1,514
       274,090  Intel Corp.                                                  7,148
        75,310  McDermott International, Inc.(2)                             3,939
        91,960  McDonald's Corporation                                       5,376
       107,500  Merck & Co., Inc.                                            6,381
       198,840  Microsoft Corporation                                        6,681
        57,820  Monsanto Co.                                                 5,746
       215,410  News Corp. Cl B                                              4,670
        80,670  Occidental Petroleum Corp.                                   5,629
        86,590  Owens-Illinois Inc.(2)                                       3,887
        48,560  Precision Castparts Corp.                                    7,154
        51,490  Prudential Financial, Inc.                                   4,847
       108,437  Schering-Plough Corp.                                        3,394
       158,790  Schwab (Charles) Corp.                                       3,860
        72,600  Southwestern Energy Company(2)                               3,613
        92,500  St. Jude Medical, Inc.(2)                                    3,677
        78,440  Textron Inc.                                                 5,416
        67,540  Thermo Fisher Scientific Inc.(2)                             3,893
                                                                          --------
                                                                           216,248
                                                                          --------
TOTAL COMMON STOCKS
(Cost $393,035)                                                            512,770
                                                                          --------

------
15

Global Growth

Shares                       ($ IN THOUSANDS)                                Value

Temporary Cash Investments -- 0.4%

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.625%, 7/15/17, valued at
$1,942), in a joint trading account at 3.10%, dated 11/30/07, due
12/3/07 (Delivery value $1,901)
(Cost $1,900)                                                              $ 1,900
                                                                          --------

Temporary Cash Investments -- Securities Lending Collateral(3) -- 4.1%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $8,003)           8,000

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due 12/3/07 (Delivery value
$5,112)                                                                      5,110

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery value
$8,003)                                                                      8,000
                                                                          --------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $21,110)                                                              21,110
                                                                          --------
TOTAL INVESTMENT SECURITIES -- 103.1%
(Cost $416,045)                                                            535,780
                                                                          --------
OTHER ASSETS AND LIABILITIES -- (3.1)%                                    (16,062)
                                                                          --------
TOTAL NET ASSETS -- 100.0%                                                $519,718
                                                                          ========

Market Sector Diversification
(as a % of net assets)

Financials                       18.8%
Information Technology           14.8%
Industrials                      14.5%
Consumer Discretionary           10.8%
Consumer Staples                 10.1%
Energy                            9.1%
Health Care                       8.4%
Materials                         7.3%
Telecommunication Services        3.5%
Utilities                         1.3%
Cash and Equivalents*             1.4%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt.

(1) Security, or a portion thereof, was on loan as of November 30, 2007.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $251,105 (in thousands), which represented 48.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
16

PERFORMANCE
Emerging Markets

Total Returns as of November 30, 2007
                                     Average Annual Returns
                                                        Since     Inception
                         1 year  5 years   10 years   Inception      Date

INVESTOR CLASS           48.81%   38.14%    16.32%      13.93%     9/30/97

MSCI EM INDEX            45.57%   36.44%    14.76%      12.09%        --

Institutional Class      49.21%   38.38%      --        21.64%     1/28/99

A Class(1)
 No sales charge*        48.61%   37.77%      --        18.10%
 With sales charge*      40.08%   36.13%      --        17.29%     5/12/99

B Class
 No sales charge*          --       --        --       4.28%(2)
 With sales charge*        --       --        --      -0.72%(2)    9/28/07

C Class                  47.39%   36.81%      --        26.48%     12/18/01

R Class                    --       --        --       4.36%(2)    9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

(2) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund's performance may be affected by investments in initial public offerings.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
17

Emerging Markets

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997

One-Year Returns Over 10 Years
Periods ended November 30
                  1998     1999      2000      2001      2002     2003     2004     2005     2006    2007

Investor Class  -15.90%   61.03%   -16.73%   -10.28%   -10.86%   46.26%   18.94%   33.10%   46.10%  48.81%

MSCI EM Index   -22.42%   45.49%   -23.63%    -7.37%    4.95%    40.87%   28.88%   33.13%   34.38%  45.57%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund's performance may be affected by investments in initial public offerings.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

PORTFOLIO COMMENTARY
Emerging Markets

Portfolio Managers: Mark On and Patricia Ribeiro

PERFORMANCE SUMMARY

Emerging Markets gained 48.81%* during the 12 months ended November 30, 2007.
The portfolio's benchmark, the MSCI EM Index, advanced 45.57%. Compared to its peers, Emerging Markets outperformed the average return of 41.98%** for the
257 funds in Lipper Inc.'s Emerging Markets Funds category.

Strong global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks, particularly those from the world's emerging markets. Emerging market stocks significantly outperformed the developed markets, which, as measured by the MSCI EAFE Index, returned 17.30% for the reporting period. The portfolio's performance benefited from this trend, and from our stock selection across most market sectors. Overall, stock selection accounted for the portfolio's outperformance relative to the benchmark.

On an absolute basis, all sectors the portfolio invested in posted positive returns and made positive contributions to performance. Compared with the benchmark, each of the portfolio's market sectors outperformed except materials and financials. The portfolio also derived a portion of its returns from participating in several initial public offerings (IPOs).

INDIA, RUSSIA, MEXICO OUTPERFORMED

From a country perspective, India, Russia and Mexico had the greatest positive influence on the portfolio's relative performance. Stock selection was the key contributor in all three markets. Strong stock selection in South Korea also contributed to the portfolio's outperformance.

Brazil and China detracted from the portfolio's relative performance, with stock selection accounting for the shortfall.

TECH, ENERGY, CONSUMER DISCRETIONARY LED ALL SECTORS

Good stock selection helped make the information technology sector the top contributor to the portfolio's relative performance. Our stock picks and allocation decisions were particularly strong in the semiconductor industry, where underweighting South Korea's Samsung Electronics, which faced waning demand in the memory chip market, proved effective.

Top Ten Holdings as of November 30, 2007
                                                      % of net       % of net
                                                    assets as of   assets as of
                                                      11/30/07        5/31/07

Petroleo Brasileiro SA ADR                              3.0%           2.0%
China Mobile Ltd. ADR                                   2.3%           0.9%
Cia Vale do Rio Doce ADR                                2.1%           1.7%
PT Bumi Resources Tbk                                   1.9%            --
America Movil, SAB de CV ADR                            1.8%           1.7%
Turkiye Garanti Bankasi AS                              1.7%           1.5%
Samsung Electronics                                     1.6%           1.8%
Focus Media Holding Ltd. ADR                            1.5%           0.7%
China National Building Material Co. Ltd. Cl H          1.4%           0.3%
ICICI Bank Ltd. ADR                                     1.4%           1.3%

* All fund returns referenced in this commentary are for Investor Class shares.

** The Lipper Inc.'s Emerging Markets Funds category average returns for the five- and 10-year periods as of November 30, 2007, were 34.72% and 14.16%, respectively.

  Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
19

Emerging Markets

In the energy sector, good security selection--particularly in the oil, gas and consumable fuels industry--helped the portfolio outperform the benchmark.
Similarly, our favorable stock choices led to outperformance for the portfolio's consumer discretionary sector. For example, our out-of-benchmark position in Parkson Retail Group, which operates a chain of department stores in China, benefited from the company's expansion plans and China's growing retail market. In the auto components industry, Nokian Renkaat Oyj, another position not represented in the benchmark, contributed strongly to relative performance. The Finnish tire manufacturer advanced on strong sales and profit growth, primarily in Russia.

MATERIALS, FINANCIALS LAGGED

The materials and financials sectors were the largest detractors from the portfolio's relative performance. This primarily was due to our underweighted positions in both areas. Specifically, our underweight to the outperforming metals and mining industry hurt relative performance in the materials sector.

The financials sector was the portfolio's largest, yet underweights and poor stock selection in the insurance and capital markets segments detracted from the portfolio's performance. The subprime mortgage market mess reverberated globally during the reporting period and dragged down holdings such as Shin
Kong Financial Holding, a Taiwanese life insurer that acknowledged a portion of its fixed income portfolio was backed by U.S. subprime mortgages. In addition, not having any exposure to diversified financial services companies hurt the portfolio's results relative to the benchmark.

OUTLOOK

Focusing almost exclusively on equity securities of companies located in emerging market countries, we seek out companies with earnings and revenues growing at an improving rate. We will continue to select stocks based on extensive company-level research that focuses on identifying accelerating growth characteristics.

Types of Investments in Portfolio
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  11/30/07            5/31/07

Foreign Common Stocks and Rights                   97.9%               96.5%
Foreign Preferred Stocks                             --                1.4%
TOTAL EQUITY EXPOSURE                              97.9%               97.9%
Temporary Cash Investments                          1.4%               2.6%
Other Assets and Liabilities(1)                     0.7%              (0.5)%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of November 30, 2007
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  11/30/07            5/31/07

People's Republic of China                         15.0%               5.8%
South Korea                                        13.1%               14.9%
Brazil                                             11.7%               13.3%
India                                               9.2%               5.0%
Russian Federation                                  7.5%               6.5%
South Africa                                        7.0%               8.0%
Taiwan (Republic of China)                          6.9%               11.5%
Mexico                                              4.7%               6.6%
Indonesia                                           4.4%               2.5%
Hong Kong                                           3.1%               4.2%
Other Countries                                    15.3%               19.6%
Cash and Equivalents(2)                             2.1%               2.1%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
20

SCHEDULE OF INVESTMENTS
Emerging Markets

NOVEMBER 30, 2007

Shares                               ($ IN THOUSANDS)                        Value

Common Stocks -- 97.9%

BRAZIL -- 11.7%
             37,300  Bolsa de Mercadorias e Futuros -- BM&F SA(1)             $502
            734,152  Cia Vale do Rio Doce ADR                               25,387
            364,552  Dufry South America Ltd. BDR(1)                        10,498
            717,840  Lojas Renner SA                                        16,777
            550,454  LPS Brasil -- Consultoria de Imoveis SA(1)              8,546
            328,300  Lupatech SA                                             9,135
            416,400  Marisa SA(1)                                            2,484
            750,600  Net Servicos de Comunicacao SA(1)                      11,111
            369,025  Petroleo Brasileiro SA ADR                             35,537
            653,400  Redecard SA                                            11,869
            210,818  Totvs SA                                                7,156
                                                                        ----------
                                                                           139,002
                                                                        ----------
CHILE -- 2.6%
          2,230,015  Cencosud SA                                             8,410
            709,607  Compania Cervecerias Unidas SA                          5,133
          1,554,437  La Polar SA                                            11,736
            367,645  Lan Airlines SA ADR(2)                                  5,423
                                                                        ----------
                                                                            30,702
                                                                        ----------
CZECH REPUBLIC -- 2.1%
            190,973  CEZ AS                                                 14,115
             50,689  Komercni Banka AS                                      11,418
                                                                        ----------
                                                                            25,533
                                                                        ----------
EGYPT -- 0.9%
            112,116  Orascom Construction Industries                        10,223
                                                                        ----------
HONG KONG -- 3.1%
          7,090,000  AAC Acoustic Technology Holdings Inc.(1)(2)             9,600
            299,121  China Mobile Ltd. ADR                                  27,417
                                                                        ----------
                                                                            37,017
                                                                        ----------
INDIA -- 9.2%
            328,815  ABB India Ltd.                                         12,954
            211,812  Bharat Heavy Electricals Ltd.                          14,424
            538,001  DLF Ltd.                                               12,843
            279,851  ICICI Bank Ltd. ADR                                    16,933
            610,693  JSW Steel Ltd.                                         15,587
              6,730  Mundra Port and Special Economic Zone Ltd.(1)             157
            577,404  Reliance Communication Ventures Ltd.                    9,855

Shares                               ($ IN THOUSANDS)                        Value

            218,834  Reliance Industries Ltd.                             $ 15,786
            612,500  Rolta India Ltd.                                       11,305
                                                                        ----------
                                                                           109,844
                                                                        ----------
INDONESIA -- 4.4%
          4,996,500  PT Astra International Tbk                             13,384
         24,086,000  PT Bank Mandiri Tbk                                     9,175
         36,526,000  PT Bumi Resources Tbk                                  22,161
            756,000  PT International Nickel Indonesia Tbk                   7,636
                                                                        ----------
                                                                            52,356
                                                                        ----------
ISRAEL -- 0.6%
             66,407  Elbit Systems Ltd.                                      3,766
            350,387  Israel Chemicals Ltd.                                   3,738
                                                                        ----------
                                                                             7,504
                                                                        ----------
KAZAKHSTAN -- 0.7%
            305,218  KazMunaiGas Exploration Production GDR                  8,189
                                                                        ----------
MALAYSIA -- 2.0%
          4,118,200  Bumiputra - Commerce Holdings Bhd                      13,145
          2,073,300  Genting Bhd                                             4,920
          4,584,500  Resorts World Bhd                                       5,192
                                                                        ----------
                                                                            23,257
                                                                        ----------
MEXICO -- 4.7%
            343,441  America Movil, SAB de CV ADR                           21,177
          4,819,827  Axtel, SAB de CV(1)(2)                                 11,815
            192,704  Grupo Aeroportuario del Pacifico, SAB de CV ADR         8,851
          2,189,803  Grupo Financiero Banorte, SAB de CV                     9,492
          1,396,860  Urbi Desarrollos Urbanos, SAB de CV(1)                  4,736
                                                                        ----------
                                                                            56,071
                                                                        ----------
PAKISTAN -- 0.6%
            340,975  Oil & Gas Development Co. Ltd. GDR                      6,649
                                                                        ----------
PEOPLE'S REPUBLIC OF CHINA -- 15.0%
          8,100,000  Agile Property Holdings Ltd.(2)                        16,143
          2,179,851  Alibaba.com Ltd.(1)(2)                                 11,185
             10,638  Baidu.com, Inc. ADR(1)                                  4,063
         11,259,000  China Construction Bank Cl H                           10,891
         26,804,000  China Gas Holdings Ltd.(2)                             12,498
          2,791,000  China Merchants Bank Co., Ltd. Cl H                    12,953
          3,906,000  China National Building Material Co. Ltd. Cl H         17,005

------
21

Emerging Markets

Shares                        ($ IN THOUSANDS)                               Value

          9,312,000  China Petroleum & Chemical Corp. Cl H(2)             $ 14,164
          1,215,500  China Shenhua Energy Co. Ltd. Cl H                      7,227
          8,614,000  China Yurun Food Group Ltd.(2)                         14,179
          8,505,000  CNOOC Ltd.                                             15,683
            306,121  Focus Media Holding Ltd. ADR(1)(2)                     17,278
          4,677,314  Nine Dragons Paper Holdings Ltd.(2)                    11,799
          1,332,000  Parkson Retail Group Ltd.(2)                           14,133
                                                                        ----------
                                                                           179,201
                                                                        ----------
PERU -- 0.6%
            107,243  Credicorp Ltd.                                          7,635
                                                                        ----------
PHILIPPINES -- 1.6%
        100,251,000  Alliance Global Group Inc.(1)                          13,531
         13,343,600  Robinsons Land Corp.                                    5,774
                                                                        ----------
                                                                            19,305
                                                                        ----------
POLAND -- 0.7%
             42,272  BRE Bank SA(1)                                          8,450
                                                                        ----------
RUSSIAN FEDERATION -- 7.5%
            168,486  Mobile TeleSystems ADR                                 15,282
            199,870  OAO Gazprom ADR(1)                                     10,493
            119,794  OAO LUKOIL                                             10,333
            312,483  OAO TMK GDR                                            13,547
             30,236  OJSC MMC Norilsk Nickel ADR                             8,754
            351,032  OJSC Pharmstandard GDR(1)                               8,251
          2,323,974  Sberbank(1)                                             9,803
            198,830  Uralkali GDR (Acquired 10/15/07-11/30/07, Cost
                     $4,154) (1)(2)(3)                                       4,772
            254,752  X5 Retail Group N.V. GDR(1)                             7,993
                                                                        ----------
                                                                            89,228
                                                                        ----------
SOUTH AFRICA -- 7.0%
            146,042  Anglo American plc                                      9,738
            388,000  Barloworld Ltd.                                         6,489
          6,314,987  Dimension Data Holdings plc(2)                          7,918
            669,512  Exxaro Resources Ltd.                                  10,211
            267,575  Impala Platinum Holdings Limited                        9,284
            364,908  Kumba Iron Ore Ltd.                                    14,457
            727,515  Murray & Roberts Holdings Ltd.                         10,278
          1,366,550  Pretoria Portland Cement Co. Ltd.(2)                    9,077
            274,304  Sun International Ltd.                                  5,717
                                                                        ----------
                                                                            83,169
                                                                        ----------

Shares                               ($ IN THOUSANDS)                        Value

SOUTH KOREA -- 13.1%
             59,035  Daelim Industrial Co., Ltd.                          $ 10,390
            183,190  Doosan Infracore Co., Ltd.                              6,509
            167,460  GS Holdings Corp.                                      11,296
             57,209  Hyundai Department Store Co. Ltd.                       6,988
             30,026  Hyundai Heavy Industries Co., Ltd.                     15,350
            101,790  LG.Philips LCD Co., Ltd.(1)                             5,731
            319,600  LIG Non-Life Insurance Co., Ltd.                        7,920
             46,964  MegaStudy Co., Ltd.                                    15,933
             19,653  Mirae Asset Securities Co. Ltd.(1)                      3,351
            121,713  Modetour Network Inc.                                   6,720
             55,160  NHN Corp.(1)                                           15,664
             16,109  POSCO                                                  10,176
             31,104  Samsung Electronics                                    19,053
            191,511  Shinhan Financial Group Co., Ltd.                      10,430
             13,360  Shinsegae Co. Ltd.                                     10,517
                                                                        ----------
                                                                           156,028
                                                                        ----------
TAIWAN (REPUBLIC OF CHINA) -- 6.9%
          5,817,409  Asia Cement Corp.                                       8,502
          6,432,000  AU Optronics Corp.                                     12,573
          2,020,000  Catcher Technology Co. Ltd.                            12,467
          6,255,663  China Steel Corp.                                       8,224
          2,340,000  Hon Hai Precision Industry Co., Ltd.                   14,994
          4,773,000  U-Ming Marine Transport Corp.                          12,754
          7,403,979  Wistron Corp.                                          12,787
                                                                        ----------
                                                                            82,301
                                                                        ----------
TURKEY -- 2.9%
            874,020  Enka Insaat ve Sanayi AS                               14,078
          2,308,895  Turkiye Garanti Bankasi AS                             20,293
                                                                        ----------
                                                                            34,371
                                                                        ----------
TOTAL COMMON STOCKS
(Cost $824,429)                                                          1,166,035
                                                                        ----------

Temporary Cash Investments -- 1.4%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.625%,
7/15/17, valued at $16,863), in a joint trading account at 3.10%, dated 11/30/07, due 12/3/07 (Delivery value $16,504)
(Cost $16,500)                                                              16,500
                                                                        ----------

------
22

Emerging Markets

Shares                        ($ IN THOUSANDS)                               Value

Temporary Cash Investments -- Securities Lending Collateral(4) -- 4.9%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $20,008)       $ 20,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due
12/3/07 (Delivery value $18,169)                                            18,162

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery
value $20,008)                                                              20,000
                                                                        ----------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $58,162)                                                              58,162
                                                                        ----------
TOTAL INVESTMENT SECURITIES -- 104.2%
(Cost $899,091)                                                          1,240,697
                                                                        ----------
OTHER ASSETS AND LIABILITIES -- (4.2)%                                    (49,688)
                                                                        ----------
TOTAL NET ASSETS -- 100.0%                                              $1,191,009
                                                                        ==========

Market Sector Diversification
(as a % of net assets)

Financials                       17.5%
Materials                        14.6%
Energy                           14.4%
Consumer Discretionary           12.4%
Information Technology           12.1%
Industrials                      11.8%
Telecommunication Services        7.2%
Consumer Staples                  5.0%
Utilities                         2.2%
Health Care                       0.7%
Cash and Equivalents*             2.1%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

OJSC = Open Joint Stock Company

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007 was $4,772 (in thousands), which represented 0.4% of total net assets.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $846,880 (in thousands), which represented 71.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
23

PERFORMANCE
International Value

Total Returns as of November 30, 2007
                                     Average Annual Returns
                                                        Since     Inception
                         1 year  5 years   10 years   Inception      Date

A CLASS(1)
 No sales charge*        23.44%   20.78%     8.43%      7.74%
 With sales charge*      16.31%   19.35%     7.79%      7.14%      3/31/97

MSCI EAFE INDEX          17.30%   21.31%     9.00%      8.67%         --

Investor Class           23.55%     --        --        21.45%      4/3/06
Institutional Class      23.77%     --        --        21.68%      4/3/06

B Class(1)
 No sales charge*        22.51%   19.96%     7.71%      7.02%
 With sales charge*      18.51%   19.86%     7.71%      7.02%      3/31/97

C Class                  22.28%     --        --        20.24%      4/3/06

R Class                  22.91%     --        --        20.81%      4/3/06

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
pages for more about the applicable sales charges for each share class. The
SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street
International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 15, 2006.
Performance information prior to April 1, 2006, is that of the Mason Street
International Equity Fund.

(1) Class returns would have been lower if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
24

International Value

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997*

One-Year Returns Over 10 Years
Periods ended November 30
                  1998     1999    2000      2001       2002     2003     2004    2005     2006     2007

A Class (no
sales charge)**  -0.96%   11.54%   0.00%   -11.24%    -10.87%   20.77%   21.40%  10.68%   28.36%   23.44%
                                         %
MSCI EAFE
Index            16.45%   21.10%    -9.67  -19.13%    -12.50%   24.22%   24.19%  13.25%   28.20%   17.30%

* International Value A Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

** Class returns would have been lower, along with ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
25

PORTFOLIO COMMENTARY
International Value

Portfolio Managers: Gary Motyl and Guang Yang

PERFORMANCE SUMMARY

International Value returned 23.44%* for the 12 months ended November 30,
2007. Its benchmark, the MSCI EAFE Index, returned 17.30%.

The portfolio's performance reflected the generally positive global economic and investing climate prevailing during the fiscal year (see the Market
Perspective on page 2). In that environment, every sector contributed to performance on an absolute basis. Relative to the benchmark, contribution to return was broad based, driven by holdings benefiting from global economic growth. In addition, good stock picks and an underweight position in financials shares helped performance. However, an underweight position among materials shares detracted from relative results.

KEY CONTRIBUTORS

The key theme explaining the portfolio's outperformance was its exposure to firms benefiting from economic expansion and a rise in living standards around the world. For example, the top contributor to return for the year was China
Shenhua Energy. The company is the largest coal producer in China, which relies heavily on coal-fired plants to fuel its rapid expansion. Other top-10 contributors to performance were Shanghai Electric Group, which is China's biggest power-equipment maker, and Cheung Kong Holdings, a Hong Kong-listed stock with exposure to the strong Hong Kong and Chinese real estate markets.

You can also see this theme at work in the portfolio's telecommunication services holdings, which benefited from exposure to growing emerging market economies. Key contributors in this space included BCE, Telefonos de Mexico,
China Telecom, Telenor, and Telefonica. Spanish firm Telefonica is a good example -- it's an overweight position that gained more than 60% for the year on strong mobile subscriber growth in South America and continued to generate strong free cash flow. In addition, the company owns fixed and mobile providers in the Czech Republic, Argentina, and Great Britain.

Similarly, the industrial sector was home to a number of leading contributors to portfolio performance, including Danish firm Vestas Wind Systems. The stock is a long-held overweight position and one of the largest stakes in the portfolio. It's a leading provider of wind turbines, and continued to benefit from demand for alternative energy sources driven by record-high oil prices.

Top Ten Holdings as of November 30, 2007
                                 % of net       % of net
                               assets as of   assets as of
                                 11/30/07        5/31/07

Nintendo Co., Ltd.                 2.7%           1.7%
Telenor ASA                        1.9%           1.7%
E.On AG                            1.8%           1.6%
Telefonica SA ADR                  1.8%           1.3%
Cia Vale do Rio Doce ADR           1.6%           1.1%
Vestas Wind Systems AS             1.4%           1.6%
Rolls-Royce Group plc              1.4%          1.4%(1)
Deutsche Post AG                   1.3%           1.4%
ING Groep N.V. CVA                 1.3%           1.7%
Cheung Kong Holdings Ltd.          1.3%           1.0%

(1) Includes shares traded on all exchanges.

*All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 5.75%. Had the sales charge been applied, returns would have been lower than those shown.

------
26

International Value

MATERIALS DETRACTED

The portfolio's performance relative to the benchmark would have been even better but for positioning among materials shares, where an overweight position in the paper & forest products industry limited relative results. The business climate for these shares was difficult during the fiscal year because of falling demand for their products and rising costs associated with raw material prices. Leading detractors in this industry segment were Norwegian paper products firm Norske Skogindustrier and Finnish firm UPM-Kymmene, the world's leading producer of magazine paper.

While these stocks underperformed, they are a good example of our value-oriented investment process at work. We're looking for companies trading at a discount to our estimate of their value, and our long-term approach means we're willing to build positions in out-of-favor industries where we believe the prospects for an eventual turnaround are good. That process led us to hold an overweight position in what we believe is a temporarily beaten-down industry that's attractively valued and that we believe is well on its way to restructuring and consolidation.

STARTING POINT FOR NEXT REPORTING PERIOD

"Because we build the International Value portfolio stock by stock, our sector and industry allocations typically reflect where we're finding the best values in the market at a given time," explained portfolio manager Guang Yang. "As of
November 30, we continued to see opportunity in the telecommunication and industrials sectors, which were our largest overweight positions. At the same time, our most significant underweight position was in financial shares. In part this is because financials make up almost 30% of our index and we're reluctant to concentrate the portfolio so heavily in a single sector. But it's also because of earnings and valuation concerns we have for a number of companies in the sector amid difficult business conditions for many banks and other financial firms."

Types of Investments in Portfolio
                                              % of net           % of net
                                            assets as of       assets as of
                                              11/30/07            5/31/07

Foreign Common Stocks                           84.5%              92.5%
Foreign Preferred Stocks                        2.0%               1.6%
TOTAL EQUITY EXPOSURE                           86.5%              94.1%
Temporary Cash Investments                      12.9%              5.6%
Other Assets and Liabilities                    0.6%               0.3%

Investments by Country as of November 30, 2007
                                              % of net           % of net
                                            assets as of       assets as of
                                              11/30/07            5/31/07

United Kingdom                                  18.3%              19.9%
Japan                                           8.5%               8.6%
France                                          8.2%               8.7%
Germany                                         6.8%               6.9%
Netherlands                                     6.2%               7.1%
South Korea                                     4.8%               5.2%
Spain                                           4.8%               4.4%
Switzerland                                     3.8%               2.4%
Hong Kong                                       3.4%               2.8%
Other Countries                                 21.7%              28.1%
Cash and Equivalents(1)                         13.5%              5.9%

(1) Includes temporary cash investments and other assets and liabilities.

------
27

SCHEDULE OF INVESTMENTS
International Value

NOVEMBER 30, 2007

Shares                              ($ IN THOUSANDS)                         Value

Common Stocks -- 84.5%

AUSTRALIA -- 1.7%
        48,280  Alumina Ltd.                                                 $ 276
         4,630  Australia & New Zealand Banking Group Ltd.                     115
        26,912  National Australia Bank Ltd.                                   913
                                                                           -------
                                                                             1,304
                                                                           -------
BELGIUM -- 0.2%
        11,400  AGFA-Gevaert N.V.                                              126
                                                                           -------
BERMUDA -- 1.3%
        11,760  Ace, Ltd.                                                      704
         4,700  XL Capital Ltd. Cl A                                           275
                                                                           -------
                                                                               979
                                                                           -------
CANADA -- 0.5%
        49,300  Domtar Corp.(1)                                                374
                                                                           -------
DENMARK -- 1.4%
        11,664  Vestas Wind Systems AS(1)                                    1,103
                                                                           -------
FINLAND -- 1.3%
        34,110  Stora Enso Oyj R Shares                                        562
        20,660  UPM-Kymmene Oyj                                                437
                                                                           -------
                                                                               999
                                                                           -------
FRANCE -- 8.2%
         4,160  Accor SA                                                       353
        24,219  AXA SA                                                         983
         8,110  Compagnie Generale des Etablissements Michelin Cl B            963
         6,680  Electricite de France                                          813
        21,700  France Telecom SA                                              823
         8,483  Sanofi-Aventis                                                 806
        12,420  Suez SA                                                        824
        15,920  Thomson                                                        248
         3,880  Total SA                                                       314
         5,032  Valeo SA                                                       254
                                                                           -------
                                                                             6,381
                                                                           -------
GERMANY -- 6.8%
         4,310  BASF AG                                                        597
        15,080  Bayerische Motoren Werke AG                                    920
        30,710  Deutsche Post AG                                             1,043
         6,950  E.On AG                                                      1,416
        25,810  Infineon Technologies AG(1)                                    307
         6,300  Siemens AG ADR                                                 956
                                                                           -------
                                                                             5,239
                                                                           -------

Shares                              ($ IN THOUSANDS)                         Value

HONG KONG -- 3.4%
        54,300  Cheung Kong Holdings Ltd.                                  $ 1,023
        56,900  Hutchison Whampoa Ltd.                                         677
        40,500  Swire Pacific Ltd. A Shares                                    550
       146,000  Swire Pacific Ltd. B Shares                                    366
                                                                           -------
                                                                             2,616
                                                                           -------
ISRAEL -- 0.5%
        19,490  Check Point Software Technologies Ltd.(1)                      445
                                                                           -------
ITALY -- 1.8%
        21,370  ENI SpA                                                        764
        26,230  Mediaset SpA                                                   256
        42,150  UniCredito Italiano SpA                                        357
                                                                           -------
                                                                             1,377
                                                                           -------
JAPAN -- 8.5%
         8,200  FUJIFILM Holdings Corp.                                        361
        62,400  Hitachi Ltd.                                                   436
         6,600  Mabuchi Motor Co. Ltd.                                         428
        22,000  Mitsubishi UFJ Financial Group, Inc.                           216
         9,000  Mitsubishi UFJ Financial Group, Inc. ADR                        88
         3,400  Nintendo Co., Ltd.                                           2,090
           101  Nippon Telegraph & Telephone Corp.                             457
        17,600  Nomura Holdings, Inc.                                          315
        11,900  Olympus Corp.                                                  491
        32,600  Sompo Japan Insurance Inc.                                     315
        12,300  Sony Corp.                                                     664
        10,600  Takeda Pharmaceutical Co Ltd.                                  685
           300  Toshiba Corp.                                                    2
                                                                           -------
                                                                             6,548
                                                                           -------
MEXICO -- 1.1%
        22,820  Telefonos de Mexico, SAB de CV ADR                             851
                                                                           -------
NETHERLANDS -- 6.2%
         4,410  Akzo Nobel N.V.                                                339
        27,040  ING Groep N.V. CVA                                           1,041
        23,417  Koninklijke Philips Electronics N.V.                           975
        33,730  Reed Elsevier N.V.                                             622
        21,145  Royal Dutch Shell plc Cl B                                     849
        23,440  SBM Offshore N.V.                                              816
         5,240  Wolters Kluwer N.V.                                            162
                                                                           -------
                                                                             4,804
                                                                           -------

------
28

International Value

Shares                        ($ IN THOUSANDS)                               Value

NORWAY -- 2.1%
        23,899  Norske Skogindustrier ASA                                    $ 172
        62,970  Telenor ASA                                                  1,460
                                                                           -------
                                                                             1,632
                                                                           -------
PEOPLE'S REPUBLIC OF CHINA -- 1.7%
        63,500  China Shenhua Energy Co. Ltd. Cl H                             378
       824,000  China Telecom Corp. Ltd. Cl H                                  659
       400,000  Shanghai Electric Group Corp. Cl H                             319
                                                                           -------
                                                                             1,356
                                                                           -------
PORTUGAL -- 0.7%
        32,950  Portugal Telecom SGPS SA                                       449
         4,641  PT Multimedia-Servicos de Telecomunicacoes e
                Multimedia, SGPS, SA                                            64
                                                                           -------
                                                                               513
                                                                           -------
SINGAPORE -- 1.1%
        61,500  DBS Group Holdings Ltd.                                        854
                                                                           -------
SOUTH KOREA -- 4.8%
        10,360  Hyundai Motor Company                                          778
         6,890  Kookmin Bank                                                   498
        13,780  Korea Electric Power Corp.                                     577
        19,660  KT Corp. ADR                                                   515
         1,370  Samsung Electronics                                            839
        16,530  SK Telecom Co. Ltd. ADR                                        524
                                                                           -------
                                                                             3,731
                                                                           -------
SPAIN -- 4.8%
        41,710  Banco Santander Central Hispano SA                             895
        27,680  Iberdrola SA                                                   456
        27,430  Repsol YPF, SA                                               1,013
        13,460  Telefonica SA ADR                                            1,355
                                                                           -------
                                                                             3,719
                                                                           -------
SWEDEN -- 2.8%
        50,980  Atlas Copco AB A Shares                                        749
        12,900  Nordea Bank AB                                                 217
        47,630  Nordea Bank AB FDR                                             793
        18,570  Securitas AB B Shares                                          254
        18,570  Securitas Direct AB B Shares(1)                                 78
        18,570  Securitas Systems AB B Shares                                   59
                                                                           -------
                                                                             2,150
                                                                           -------

Shares                              ($ IN THOUSANDS)                         Value

SWITZERLAND -- 3.8%
         2,030  Nestle SA                                                    $ 971
        16,660  Novartis AG                                                    944
         9,307  Swiss Reinsurance                                              687
         6,520  UBS AG                                                         328
                                                                           -------
                                                                             2,930
                                                                           -------
TAIWAN (REPUBLIC OF CHINA) -- 1.2%
        16,044  Chunghwa Telecom Co. Ltd. ADR                                  320
       302,082  Compal Electronics Inc.                                        350
       148,733  Lite-On Technology Corp.                                       257
                                                                           -------
                                                                               927
                                                                           -------
TURKEY -- 0.3%
        10,400  Turkcell Iletisim Hizmetleri AS ADR                            284
                                                                           -------
UNITED KINGDOM -- 18.3%
        23,810  Aviva plc                                                      334
        92,850  BAE Systems plc                                                878
        54,390  BP plc                                                         659
        63,150  British Sky Broadcasting Group plc                             812
        30,150  Burberry Group plc                                             357
        56,630  Cadbury Schweppes plc                                          727
        76,750  Compass Group plc                                              503
        45,210  GKN plc                                                        297
        18,940  GlaxoSmithKline plc                                            500
        58,200  HSBC Holdings plc                                              988
       145,040  Kingfisher plc                                                 455
        32,590  Lloyds TSB Group plc                                           332
        35,602  National Grid plc                                              601
       195,070  Old Mutual plc                                                 675
        40,140  Pearson plc                                                    616
       139,260  Rentokil Initial plc                                           432
        99,630  Rolls-Royce Group plc                                        1,081
        74,010  Royal Bank of Scotland Group plc                               698
        16,746  Smiths Group plc                                               368
        19,350  Standard Chartered plc                                         763
        18,085  Unilever plc                                                   663
       230,903  Vodafone Group plc                                             864
        61,640  Yell Group plc                                                 527
                                                                           -------
                                                                            14,130
                                                                           -------
TOTAL COMMON STOCKS
(Cost $38,735)                                                              65,372
                                                                           -------

------
29

International Value

Shares                        ($ IN THOUSANDS)                               Value

Preferred Stocks -- 2.0%

BRAZIL -- 2.0%
        41,720  Cia Vale do Rio Doce ADR                                   $ 1,207
         7,470  Empresa Brasiliera de Aeronautica SA ADR                       326
                                                                           -------
TOTAL PREFERRED STOCKS
(Cost $302)                                                                  1,533
                                                                           -------

Temporary Cash Investments -- 12.9%

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.625%, 1/15/08, valued at
$2,449), in a joint trading account at 3.00%, dated 11/30/07, due
12/3/07 (Delivery value $2,401)                                              2,400

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.25%, 8/15/23, valued at
$3,873), in a joint trading account at 3.05%, dated 11/30/07, due
12/3/07 (Delivery value $3,801)                                              3,800

Repurchase Agreement, Merrill Lynch & Co., Inc., (collateralized by various U.S. Treasury obligations, 3.68%, 12/27/07, valued at $3,875), in a joint trading account at 3.05%, dated 11/30/07, due 12/3/07
(Delivery value $3,801)                                                      3,800
                                                                           -------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,000)                                                              10,000
                                                                           -------
TOTAL INVESTMENT SECURITIES -- 99.4%
(Cost $49,037)                                                              76,905
                                                                           -------
OTHER ASSETS AND LIABILITIES -- 0.6%                                           442
                                                                           -------
TOTAL NET ASSETS -- 100.0%                                                 $77,347
                                                                           =======

Market Sector Diversification
(as a % of net assets)

Financials                       19.8%
Consumer Discretionary           12.8%
Telecommunication Services       11.1%
Industrials                      10.6%
Information Technology            7.1%
Energy                            6.2%
Utilities                         6.1%
Materials                         5.1%
Health Care                       4.6%
Consumer Staples                  3.1%
Cash and Equivalents*            13.5%

* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

FDR = Finnish Depositary Receipt

(1) Non-income producing.

As of November 30, 2007, securities with an aggregate value of $58,682 (in thousands), which represented 75.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
30

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
31

                                                      Expenses
                                                        Paid
                             Beginning     Ending      During
                              Account     Account    Period(1)   Annualized
                               Value       Value      6/1/07 -     Expense
                               6/1/07     11/30/07    11/30/07    Ratio(1)
International Growth

ACTUAL
Investor Class                 $1,000    $1,080.70     $6.68        1.28%
Institutional Class            $1,000    $1,082.00     $5.64        1.08%
Advisor Class                  $1,000    $1,079.40     $7.98        1.53%
A Class                        $1,000    $1,080.10     $7.98        1.53%
B Class                        $1,000    $1,076.20     $11.87       2.28%
C Class                        $1,000    $1,075.90     $11.87       2.28%
R Class                        $1,000    $1,077.90     $9.27        1.78%

HYPOTHETICAL
Investor Class                 $1,000    $1,018.65     $6.48        1.28%
Institutional Class            $1,000    $1,019.65     $5.47        1.08%
Advisor Class                  $1,000    $1,017.40     $7.74        1.53%
A Class                        $1,000    $1,017.40     $7.74        1.53%
B Class                        $1,000    $1,013.64     $11.51       2.28%
C Class                        $1,000    $1,013.64     $11.51       2.28%
R Class                        $1,000    $1,016.14     $9.00        1.78%

Global Growth

ACTUAL
Investor Class                 $1,000    $1,078.20     $6.77        1.30%
Institutional Class            $1,000    $1,079.30     $5.73        1.10%
A Class                        $1,000    $1,076.30     $8.07        1.55%
B Class                        $1,000    $1,073.00     $11.95       2.30%
C Class                        $1,000    $1,072.30     $11.95       2.30%
R Class                        $1,000    $1,075.00     $9.36        1.80%

HYPOTHETICAL
Investor Class                 $1,000    $1,018.55     $6.58        1.30%
Institutional Class            $1,000    $1,019.55     $5.57        1.10%
A Class                        $1,000    $1,017.30     $7.84        1.55%
B Class                        $1,000    $1,013.54     $11.61       2.30%
C Class                        $1,000    $1,013.54     $11.61       2.30%
R Class                        $1,000    $1,016.04     $9.10        1.80%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
32

                                                             Expenses
                                                               Paid
                              Beginning       Ending          During
                               Account       Account         Period(1)     Annualized
                                Value         Value          6/1/07 -        Expense
                                6/1/07       11/30/07        11/30/07       Ratio(1)
Emerging Markets

ACTUAL
Investor Class                  $1,000      $1,222.50          $9.03          1.62%
Institutional Class             $1,000      $1,223.50          $7.92          1.42%
A Class                         $1,000      $1,220.50         $10.41          1.87%
B Class                         $1,000     $1,042.80(2)      $4.62(3)         2.62%
C Class                         $1,000      $1,216.10         $14.56          2.62%
R Class                         $1,000     $1,043.60(2)      $3.74(3)         2.12%

HYPOTHETICAL
Investor Class                  $1,000      $1,016.95          $8.19          1.62%
Institutional Class             $1,000      $1,017.95          $7.18          1.42%
A Class                         $1,000      $1,015.69          $9.45          1.87%
B Class                         $1,000     $1,011.93(4)      $13.21(4)        2.62%
C Class                         $1,000      $1,011.93         $13.21          2.62%
R Class                         $1,000     $1,014.44(4)      $10.71(4)        2.12%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from September 28, 2007
(commencement of sale) through November 30, 2007.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 63, the number of days in the period from September 28, 2007
(commencement of sale) through November 30, 2007, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
33

                                                          Expenses
                                                            Paid
                               Beginning      Ending       During
                                Account       Account     Period(1)  Annualized
                                 Value         Value      6/1/07 -     Expense
                                 6/1/07      11/30/07     11/30/07    Ratio(1)
International Value

ACTUAL
Investor Class                   $1,000      $1,050.30      $6.68       1.30%
Institutional Class              $1,000      $1,051.20      $5.66       1.10%
A Class (after waiver)(2)        $1,000      $1,049.30      $7.19       1.40%
A Class (before waiver)          $1,000    $1,049.30(3)     $7.96       1.55%
B Class (after waiver)(2)        $1,000      $1,045.90     $10.72       2.09%
B Class (before waiver)          $1,000    $1,045.90(3)    $11.80       2.30%
C Class                          $1,000      $1,045.00     $11.79       2.30%
R Class                          $1,000      $1,046.70      $9.24       1.80%

HYPOTHETICAL
Investor Class                   $1,000      $1,018.55      $6.58       1.30%
Institutional Class              $1,000      $1,019.55      $5.57       1.10%
A Class (after waiver)(2)        $1,000      $1,018.05      $7.08       1.40%
A Class (before waiver)          $1,000      $1,017.30      $7.84       1.55%
B Class (after waiver)(2)        $1,000      $1,014.59     $10.56       2.09%
B Class (before waiver)          $1,000      $1,013.54     $11.61       2.30%
C Class                          $1,000      $1,013.54     $11.61       2.30%
R Class                          $1,000      $1,016.04      $9.10       1.80%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended November 30, 2007, the class received a partial waiver of its distribution and service fees.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

------
34

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)
                          International     Global      Emerging    International
                              Growth        Growth       Markets        Value

ASSETS

Investment securities
-- at value (cost of
$1,922,698, $394,935,
$840,929 and $49,037,
respectively) --
including $128,531,
$28,070, $57,610 and $-
of securities on loan,
respectively                  $2,638,440     $514,670   $1,182,535         $76,905

Investments made with
cash collateral
received for securities
on loan, at value (cost
of $132,398, $21,110,
$58,162 and $-,
respectively)                    132,398       21,110       58,162              --
                             -----------   ----------   ----------     -----------
Total investment
securities, at value
(cost of $2,055,096,
$416,045, $899,091 and
$49,037, respectively)         2,770,838      535,780    1,240,697          76,905

Cash                                  --          234        1,091              50

Foreign currency
holdings, at value
(cost of $2,874, $6,
$5,811 and $5,
respectively)                      2,884            6        5,804               5

Receivable for
investments sold                  45,173       11,309       13,258               8

Receivable for capital
shares sold                          518          411            3             300

Dividends and interest
receivable                         4,001          616        1,562             168
                             -----------   ----------   ----------     -----------
                               2,823,414      548,356    1,262,415          77,436
                             -----------   ----------   ----------     -----------

LIABILITIES

Disbursements in excess
of demand deposit cash               348           --           --              --

Payable for collateral
received for securities
on loan                          132,398       21,110       58,162              --

Payable for investments
purchased                         49,957        6,973       11,688              --

Payable for capital
shares redeemed                       --            2           --               9

Accrued management fees            2,701          547        1,541              75

Distribution fees
payable                                7            2            6               3

Service fees (and
distribution fees --
Advisor Class, A Class
and R Class) payable                  60            4            9               2
                             -----------   ----------   ----------     -----------
                                 185,471       28,638       71,406              89
                             -----------   ----------   ----------     -----------

NET ASSETS                    $2,637,943     $519,718   $1,191,009         $77,347
                             ===========   ==========   ==========     ===========

See Notes to Financial Statements.

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35

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS EXCEPT AS NOTED)
                    International      Global         Emerging      International
                       Growth          Growth          Markets          Value

NET ASSETS CONSIST OF:

Capital (par
value and
paid-in surplus)        $1,776,637       $315,357        $ 724,652         $43,409

Accumulated
undistributed
net investment
income (loss)               17,791           (42)            3,042             938

Undistributed
net realized
gain on
investment and
foreign currency
transactions               129,036         84,670          125,278           5,128

Net unrealized
appreciation on
investments and
translation of
assets and
liabilities in
foreign
currencies                 714,479        119,733          338,037          27,872
                       -----------    -----------      -----------     -----------
                        $2,637,943       $519,718       $1,191,009         $77,347
                       ===========    ===========      ===========     ===========

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets          $2,267,093,056   $481,553,351   $1,070,138,397      $3,043,927

Shares
outstanding            152,435,490     37,945,883       84,333,974         265,144

Net asset value
per share                   $14.87         $12.69           $12.69          $11.48

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets             $80,452,140    $16,297,521      $74,896,772     $45,262,332

Shares
outstanding              5,394,335      1,273,992        5,798,290       3,935,852

Net asset value
per share                   $14.91         $12.79           $12.92          $11.50

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets            $241,578,575            N/A              N/A             N/A

Shares
outstanding             16,299,576            N/A              N/A             N/A

Net asset value
per share                   $14.82            N/A              N/A             N/A

A CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets             $34,138,899    $18,401,691      $36,794,559     $24,558,179

Shares
outstanding              2,300,787      1,465,401        2,968,112       2,138,031

Net asset value
per share                   $14.84         $12.56           $12.40          $11.49

Maximum offering
price (net asset
value divided by
0.9425)                     $15.75         $13.33           $13.16          $12.19

B CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets              $3,319,574       $638,906          $53,837      $4,058,842

Shares
outstanding                226,194         51,108            4,249         363,670

Net asset value
per share                   $14.68         $12.50           $12.67          $11.16

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets              $7,318,465     $2,624,593       $9,098,265        $221,712

Shares
outstanding                501,246        215,804          751,828          19,504

Net asset value
per share                   $14.60         $12.16           $12.10          $11.37

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)

Net assets              $4,042,421       $201,916          $26,887        $201,820

Shares
outstanding                272,871         15,996            2,120          17,668

Net asset value
per share                   $14.81         $12.62           $12.68          $11.42

See Notes to Financial Statements.

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36

STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)
                            International     Global     Emerging   International
                                Growth        Growth     Markets        Value

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign
taxes withheld of $4,989,
$454, $1,793 and $175,
respectively)                     $ 56,613     $ 7,176    $ 20,782         $ 2,068

Interest and other income              375         151       1,175             170

Securities lending                   3,026         237         935              --
                                 ---------   ---------   ---------       ---------
                                    60,014       7,564      22,892           2,238
                                 ---------   ---------   ---------       ---------

EXPENSES:

Management fees                     33,295       6,157      14,302             810

Distribution fees:

 Advisor Class                         560          --          --              --

 A Class                                --          11          28              --

 B Class                                23           3          --              32

 C Class                                50          12          42               1

Service fees:

 Advisor Class                         560          --          --              --

 A Class                                --          11          28              --

 B Class                                 8           1          --              11

 C Class                                17           4          14              --

Distribution and service
fees:

 Advisor Class                         167          --          --              --

 A Class                                78          11          20              55

 A Class (old)
 (Note 10)                              --          14          --              --
 R Class                                15          --          --              --

Directors' fees and
expenses                                59           9          16               2

Other expenses                         263          11           9              --
                                 ---------   ---------   ---------       ---------
                                    35,095       6,244      14,459             911
                                 ---------   ---------   ---------       ---------
Amount waived                           --          --          --            (42)
                                 ---------   ---------   ---------       ---------
                                    35,095       6,244      14,459             869
                                 ---------   ---------   ---------       ---------

NET INVESTMENT INCOME
(LOSS)                              24,919       1,320       8,433           1,369
                                 ---------   ---------   ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS)
ON:

Investment transactions
(net of foreign taxes
accrued of $1,358, $240,
$570 and $-, respectively)         470,033      79,288     111,033           4,686

Foreign currency
transactions                       115,259       9,085      12,907             784
                                 ---------   ---------   ---------       ---------
                                   585,292      88,373     123,940           5,470
                                 ---------   ---------   ---------       ---------

CHANGE IN NET UNREALIZED
APPRECIATION
(DEPRECIATION) ON:

Investments (net of
foreign taxes accrued of
$(1,089), $286, $(3,299)
and $-, respectively)             (64,727)       5,746     193,247           5,510

Translation of assets and
liabilities in foreign
currencies                          24,945       5,005      15,601           1,828
                                 ---------   ---------   ---------       ---------
                                  (39,782)      10,751     208,848           7,338
                                 ---------   ---------   ---------       ---------

NET REALIZED AND
UNREALIZED GAIN (LOSS)             545,510      99,124     332,788          12,808
                                 ---------   ---------   ---------       ---------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS         $570,429    $100,444    $341,221         $14,177
                                 =========   =========   =========       =========

See Notes to Financial Statements.

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37

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006 (AMOUNTS IN THOUSANDS)
                                  International Growth         Global Growth
Increase (Decrease) in Net
Assets                              2007        2006         2007         2006

OPERATIONS

Net investment income (loss)       $ 24,919     $ 13,732      $ 1,320      $ (228)

Net realized gain (loss)            585,292      431,240       88,373       62,564

Change in net unrealized
appreciation (depreciation)        (39,782)      223,543       10,751       10,585
                                 ----------   ----------   ----------   ----------
Net increase (decrease) in net
assets resulting from
operations                          570,429      668,515      100,444       72,921
                                 ----------   ----------   ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                    (16,995)     (40,600)      (1,908)      (2,722)

 Institutional Class                (1,199)      (4,912)         (56)         (80)

 Advisor Class                      (1,634)      (4,014)           --           --

 A Class                              (140)        (391)         (11)         (16)

 A Class (old) (Note 10)                 --           --         (11)           --

 B Class                                 --         (13)           --           --

 C Class                                 --         (42)           --           --

 R Class                                (5)         (24)           --           --

From net realized gains:

 Investor Class                          --           --      (8,547)           --

 Institutional Class                     --           --        (266)           --

 A Class                                 --           --        (113)           --

 A Class (old) (Note 10)                 --           --        (136)           --

 B Class                                 --           --          (8)           --

 C Class                                 --           --         (28)           --

 R Class                                 --           --          (1)           --
                                 ----------   ----------   ----------   ----------
Decrease in net assets from
distributions                      (19,973)     (49,996)     (11,085)      (2,818)
                                 ----------   ----------   ----------   ----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net
assets from capital share
transactions                      (767,214)    (553,900)      (8,664)     (22,870)
                                 ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET
ASSETS                            (216,758)       64,619       80,695       47,233

NET ASSETS

Beginning of period               2,854,701    2,790,082      439,023      391,790
                                 ----------   ----------   ----------   ----------
End of period                    $2,637,943   $2,854,701     $519,718     $439,023
                                 ==========   ==========   ==========   ==========

Accumulated undistributed net
investment income (loss)            $17,791    $(11,917)        $(42)     $(3,027)
                                 ==========   ==========   ==========   ==========

See Notes to Financial Statements.

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38

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006 (AMOUNTS IN THOUSANDS)
                                                              Emerging Markets
Increase (Decrease) in Net Assets                             2007         2006

OPERATIONS

Net investment income (loss)                                   $ 8,433     $ 6,296

Net realized gain (loss)                                       123,940      92,060

Change in net unrealized appreciation (depreciation)           208,848      71,275
                                                            ----------   ---------
Net increase (decrease) in net assets resulting from
operations                                                     341,221     169,631
                                                            ----------   ---------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                                (6,964)     (1,354)

 Institutional Class                                           (1,223)       (916)

 A Class                                                         (110)         (6)

 C Class                                                           (9)          --

From net realized gains:

 Investor Class                                               (77,026)    (38,795)

 Institutional Class                                          (11,255)    (18,743)

 A Class                                                       (1,526)       (323)

 C Class                                                         (449)       (145)
                                                            ----------   ---------
Decrease in net assets from distributions                     (98,562)    (60,282)
                                                            ----------   ---------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital share
transactions                                                   326,166     175,844
                                                            ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS                          568,825     285,193

NET ASSETS
Beginning of period                                            622,184     336,991
                                                            ----------   ---------
End of period                                               $1,191,009    $622,184
                                                            ==========   =========

Undistributed net investment income                             $3,042      $4,164
                                                            ==========   =========

See Notes to Financial Statements.

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39

YEAR ENDED NOVEMBER 30, 2007, EIGHT MONTHS ENDED NOVEMBER 30, 2006 AND YEAR ENDED
MARCH 31, 2006 (AMOUNTS IN THOUSANDS)
                                                      International Value
                                               Nov. 30,     Nov. 30,    March 31,
Increase (Decrease) in Net Assets                2007        2006(1)       2006

OPERATIONS

Net investment income (loss)                      $ 1,369      $ 1,046     $ 3,019

Net realized gain (loss)                            5,470        4,933      70,935

Change in net unrealized appreciation
(depreciation)                                      7,338        1,099    (38,416)
                                                ---------    ---------   ---------
Net increase (decrease) in net assets
resulting from operations                          14,177        7,078      35,538
                                                ---------    ---------   ---------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                      (15)           --          --

 Institutional Class                              (1,222)           --          --

 A Class                                            (614)           --     (2,743)

 B Class                                            (113)           --        (23)

 C Class                                              (1)           --          --

 R Class                                              (1)           --          --

From net realized gains:

 Investor Class                                     (145)           --          --

 Institutional Class                             (11,690)           --          --

 A Class                                          (6,476)           --     (3,924)

 B Class                                          (1,432)           --        (86)

 C Class                                             (14)           --          --

 R Class                                              (9)           --          --
                                                ---------    ---------   ---------
Decrease in net assets from distributions        (21,732)           --     (6,776)
                                                ---------    ---------   ---------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                         24,619      (6,329)   (177,608)
                                                ---------    ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS              17,064          749   (148,846)

NET ASSETS

Beginning of period                                60,283       59,534     208,380
                                                ---------    ---------   ---------
End of period                                     $77,347      $60,283    $ 59,534
                                                =========    =========   =========

Undistributed net investment income                  $938       $1,532        $496
                                                =========    =========   =========

(1) The fund's fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period (see Note 9).

See Notes to Financial Statements.

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40

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund
(International Growth), Global Growth Fund (Global Growth), Emerging Markets
Fund (Emerging Markets) and International Value Fund (International Value)
(collectively, the funds) are four funds in a series issued by the corporation
(see Note 9). The funds are diversified under the 1940 Act. International
Growth, Global Growth and Emerging Markets' investment objective is to seek capital growth. International Value's investment objective is to seek long-term capital growth. International Growth pursues its objective by investing primarily in equity securities of foreign companies located in at least three developed countries (excluding the United States). Global Growth pursues its objective by investing primarily in equity securities of issuers in the United States and other developed countries. Emerging Markets invests at least 80% of its assets in securities of issuers in emerging market countries and companies that derive a significant portion of their business from emerging market countries. International Value pursues its objective by investing primarily in equity securities of foreign companies. International
Value may also invest a portion of its assets in U.S. companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Growth is authorized to issue the Investor
Class, the Institutional Class, the Advisor Class, the A Class, the B Class,
the C Class and the R Class. Global Growth is authorized to issue the Investor
Class, the Institutional Class, the A Class (formerly Advisor Class) (see Note
10), the B Class, the C Class and the R Class. Emerging Markets is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly
Advisor Class), the B Class, the C Class and the R Class. International Value
is authorized to issue the Investor Class, the Institutional Class, the A
Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Global Growth's B Class commenced on December 1, 2005. Sale of Emerging
Market's B Class and R Class commenced on September 28, 2007. Sale of
International Value's Investor Class, Institutional Class, C Class and R Class
commenced on April 3, 2006.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

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41

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- International Growth, Global Growth and Emerging Markets
may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. International Growth, Global
Growth and Emerging Markets continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

------
42

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

REDEMPTION -- The funds may impose a 2.00% redemption fee on shares held less than 60 days. The redemption fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the funds and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of International Growth and the A Class (formerly Advisor Class, also referred to as "A Class (new)")
shareholders of Global Growth and Emerging Markets approved a change to the class's fee structure. The change was approved by the Board of Directors on
November 29, 2006 and March 7, 2007. Effective September 4, 2007, the fee
structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The strategy assets of International Growth includes the assets of NT
International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule for International Growth ranges from 1.10% to
1.50% for the Investor Class, Advisor Class, A Class, B Class, C Class and R
Class. Prior to September 4, 2007, the Advisor Class was 0.25% less at each point within the range for International Growth. The annual management fee schedule for Global Growth ranges from 1.05% to 1.30% for the Investor Class,
A Class, B Class, C Class and R Class. The annual management fee schedule for
Emerging Markets ranges from 1.25% to 1.85% for the Investor Class, A Class, B
Class, C Class and R Class. Prior to September 4, 2007, the A Class (new) was
0.25% less at each point within the range for Global Growth and Emerging
Markets. The annual management fee schedule for International Value ranges from 1.10% to 1.30% for the Investor Class, A Class, B Class, C Class and R
Class. The Institutional Class of each fund is 0.20% less at each point within the range.

------
43

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

The effective annual management fee for each class of each fund for the year ended November 30, 2007, was as follows:

                        Investor
                           & C     Institutional   Advisor     A       B      R
International Growth      1.26%        1.06%        1.06%    1.26%   1.26%  1.26%

Global Growth             1.30%        1.10%         N/A     1.18%   1.30%  1.30%

Emerging Markets          1.66%        1.46%         N/A     1.50%   1.58%  1.58%

International Value       1.30%        1.10%         N/A     1.30%   1.30%  1.30%

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of International Growth, Global Growth and Emerging Markets. The
subadvisor makes investment decisions for the cash portion of International
Growth, Global Growth and Emerging Markets in accordance with their investment objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of International Growth, Global Growth and Emerging Markets.

ACGIM has entered into a Subadvisory Agreement with Templeton Investment
Counsel, LLC (Templeton) on behalf of International Value. Templeton makes investment decisions for International Value in accordance with its investment objectives, policies, and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining Templeton as the subadvisor of International Value.

DISTRIBUTION AND SERVICE FEES -- For International Growth, the Board of
Directors has adopted a separate Master Distribution and Individual
Shareholder Services Plan for each of the Advisor Class, A Class, B Class, C
Class and R Class (collectively the International Growth plans), pursuant to
Rule 12b-1 of the 1940 Act. The International Growth plans provide that the
Advisor Class will pay American Century Investment Services, Inc. (ACIS) an
annual distribution and service fee of 0.25%. Prior to September 4, 2007, the
Board of Directors had adopted a Master Distribution and Shareholder Services
Plan for the Advisor Class of International Growth, pursuant to Rule 12b-1 of the 1940 Act, which provided that the Advisor Class would pay ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The International Growth plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R
Class. The International Growth plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of
0.25%.

For Global Growth and Emerging Markets, the Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the
R Class will pay ACIS an annual distribution and service fee of 0.50%. Prior to September 4, 2007, the Board of Directors had adopted a Master Distribution and Shareholder Services Plan for the A Class (new) for Global Growth and
Emerging Markets, pursuant to Rule 12b-1 of the 1940 Act, in which the A Class
(new) paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%.

For International Value, the Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for each of the A Class,
B Class, C Class and R Class (collectively the International Value plans), pursuant to Rule 12b-1 of the 1940 Act. The International Value plans provide that the A Class will pay ACIS an annual distribution and service fee of
0.25%. The International Value plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%.
The International Value plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%.

------
44

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and prior to September 4, 2007, for A
Class (new) shares. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class (new), A Class (old), B Class, C Class and R Class
shares. ACIS has agreed to voluntarily waive a portion of its distribution and service fees through March 31, 2008, by 0.15% for the A Class and 0.21% for
the B Class of International Value. For the year ended November 30, 2007, the
A Class and B Class of International Value waived $32,784 and $8,861 ($ in full), respectively, of distribution and service fees. Fees incurred under the
International Growth plans, the plans, and the International Value plans during the year ended November 30, 2007, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American
Century Services, LLC.

Beginning in December 2006, the funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). International Growth,
Global Growth and Emerging Markets have a securities lending agreement with
JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2007, were as follows:

                     International      Global       Emerging      International
                        Growth          Growth       Markets           Value

Purchases             $3,576,387       $512,851      $962,656         $7,307

Proceeds from
sales                 $4,345,192       $538,421      $724,062         $10,068

------
45

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                      Year ended                Year ended
                                  November 30, 2007          November 30, 2006
                                Shares       Amount        Shares       Amount
International Growth

INVESTOR CLASS/SHARES
AUTHORIZED                     1,000,000                  1,000,000
                               =========                  =========

Sold                              22,606      $ 302,364      31,222      $ 343,306

Issued in reinvestment of
distributions                      1,168         14,427       3,469         34,698

Redeemed                        (64,757)   (860,557)(1)    (72,005)   (780,967)(2)
                               ---------   ------------   ---------   ------------
                                (40,983)      (543,766)    (37,314)      (402,963)
                               ---------   ------------   ---------   ------------

INSTITUTIONAL CLASS/SHARES
AUTHORIZED                       150,000                    150,000
                               =========                  =========

Sold                               1,731         22,661       4,490         48,649

Issued in reinvestment of
distributions                         90          1,117         435          4,357

Redeemed                         (6,740)    (89,101)(3)    (19,888)   (212,746)(4)
                               ---------   ------------   ---------   ------------
                                 (4,919)       (65,323)    (14,963)      (159,740)
                               ---------   ------------   ---------   ------------

ADVISOR CLASS/SHARES
AUTHORIZED                       100,000                    100,000
                               =========                  =========

Sold                               7,416         98,766      10,987        120,231

Issued in reinvestment of
distributions                        121          1,489         373          3,722

Redeemed                        (18,992)   (259,071)(5)    (10,331)   (112,654)(6)
                               ---------   ------------   ---------   ------------
                                (11,455)      (158,816)       1,029         11,299
                               ---------   ------------   ---------   ------------

A CLASS/SHARES AUTHORIZED         25,000                     25,000
                               =========                  =========

Sold                                 507          6,888         608          6,644

Issued in reinvestment of
distributions                         11            134          38            377

Redeemed                           (554)        (7,490)       (899)        (9,623)
                               ---------   ------------   ---------   ------------
                                    (36)          (468)       (253)        (2,602)
                               ---------   ------------   ---------   ------------

B CLASS/SHARES AUTHORIZED         10,000                     10,000
                               =========                  =========
Sold                                  32            425          80            866

Issued in reinvestment of
distributions                         --             --           1             10

Redeemed                            (30)          (398)        (31)          (330)
                               ---------   ------------   ---------   ------------
                                       2             27          50            546
                               ---------   ------------   ---------   ------------

C CLASS/SHARES AUTHORIZED         10,000                     10,000
                               =========                  =========
Sold                                 108          1,470         128          1,397

Issued in reinvestment of
distributions                         --             --           3             32

Redeemed                           (129)        (1,700)       (156)        (1,664)
                               ---------   ------------   ---------   ------------
                                    (21)          (230)        (25)          (235)
                               ---------   ------------   ---------   ------------

R CLASS/SHARES AUTHORIZED          5,000                      5,000
                               =========                  =========

Sold                                 165          2,253         140          1,533

Issued in reinvestment of
distributions                         --              4           2             20

Redeemed                            (66)          (895)       (154)        (1,758)
                               ---------   ------------   ---------   ------------
                                      99          1,362        (12)          (205)
                               ---------   ------------   ---------   ------------
Net increase (decrease)         (57,313)     $(767,214)    (51,488)     $(553,900)
                               =========   ============   =========   ============

(1) Net of redemption fees of $183.

(2) Net of redemption fees of $156.

(3) Net of redemption fees of $65.

(4) Net of redemption fees of $16.

(5) Net of redemption fees of $87.

(6) Net of redemption fees of $81.

------
46

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

                                       Year ended                Year ended
                                    November 30, 2007        November 30, 2006
                                  Shares      Amount       Shares       Amount
Global Growth

INVESTOR CLASS/SHARES
AUTHORIZED                        150,000                   150,000
                                 ========                  ========

Sold                                3,827       $ 44,774      5,161       $ 50,085

Issued in reinvestment of
distributions                         962         10,090        289          2,636

Redeemed                          (6,605)    (75,173)(1)    (8,373)    (80,834)(2)
                                 --------   ------------   --------   ------------
                                  (1,816)       (20,309)    (2,923)       (28,113)
                                 --------   ------------   --------   ------------

INSTITUTIONAL CLASS/SHARES
AUTHORIZED                          5,000                     5,000
                                 ========                  ========

Sold                                  664          7,441        219          2,130

Issued in reinvestment of
distributions                          30            322          9             80

Redeemed                            (226)     (2,605)(3)      (391)        (3,851)
                                 --------   ------------   --------   ------------
                                      468          5,158      (163)        (1,641)
                                 --------   ------------   --------   ------------

A CLASS/SHARES AUTHORIZED          15,000                     5,000
                                 ========                  ========

Sold                                  258          3,045        332          3,165

Issued in connection with
reclassification (Note 10)            845          9,866         --             --

Issued in reinvestment of
distributions                          12            124          1             13

Redeemed                            (185)        (2,159)      (215)     (2,037)(4)
                                 --------   ------------   --------   ------------
                                      930         10,876        118          1,141
                                 --------   ------------   --------   ------------

A CLASS (OLD)/SHARES AUTHORIZED        NA                    10,000
                                 ========                  ========

Sold                                  427          4,824        532          5,196

Issued in reinvestment of
distributions                          13            134         --             --

Redeemed in connection with
reclassification (Note 10)          (845)        (9,866)         --             --

Redeemed                            (100)        (1,127)       (27)          (261)
                                 --------   ------------   --------   ------------
                                    (505)        (6,035)        505          4,935
                                 --------   ------------   --------   ------------

B CLASS/SHARES AUTHORIZED          10,000                    10,000
                                 ========                  ========

Sold                                   20            244         37            357

Issued in reinvestment of
distributions                           1              8         --             --

Redeemed                              (4)           (46)        (3)           (32)
                                 --------   ------------   --------   ------------
                                       17            206         34            325
                                 --------   ------------   --------   ------------

C CLASS/SHARES AUTHORIZED          10,000                     5,000
                                 ========                  ========

Sold                                  134          1,518         82            772

Issued in reinvestment of
distributions                           2             22         --             --

Redeemed                             (24)          (263)       (31)          (289)
                                 --------   ------------   --------   ------------
                                      112          1,277         51            483
                                 --------   ------------   --------   ------------

R CLASS/SHARES AUTHORIZED           5,000                    10,000
                                 ========                  ========

Sold                                   16            200         --             --

Issued in reinvestment of
distributions                          --              1         --             --

Redeemed                              (3)           (38)         --             --
                                 --------   ------------   --------   ------------
                                       13            163         --             --
                                 --------   ------------   --------   ------------
Net increase (decrease)             (781)      $ (8,664)    (2,378)      $(22,870)
                                 ========   ============   ========   ============

(1) Net of redemption fees of $18.

(2) Net of redemption fees of $18.

(3) Net of redemption fees of $2.

(4) Net of redemption fees of $1.

------
47

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

                                       Year ended                Year ended
                                  November 30, 2007(1)       November 30, 2006
                                  Shares      Amount       Shares       Amount
Emerging Markets

INVESTOR CLASS/SHARES
AUTHORIZED                        185,000                   100,000
                                 ========                  ========

Sold                               47,827      $ 504,521     35,516      $ 303,189

Issued in reinvestment of
distributions                       8,563         74,867      4,400         32,030

Redeemed                         (24,149)   (254,670)(2)   (14,582)   (122,512)(3)
                                 --------   ------------   --------   ------------
                                   32,241        324,718     25,334        212,707
                                 --------   ------------   --------   ------------

INSTITUTIONAL CLASS/SHARES
AUTHORIZED                         40,000                    50,000
                                 ========                  ========

Sold                                1,338         13,765      3,640         29,912

Issued in reinvestment of
distributions                       1,405         12,478      2,503         18,363

Redeemed                          (5,355)    (51,169)(4)   (11,341)    (93,403)(5)
                                 --------   ------------   --------   ------------
                                  (2,612)       (24,926)    (5,198)       (45,128)
                                 --------   ------------   --------   ------------

A CLASS/SHARES AUTHORIZED          10,000                     5,000
                                 ========                  ========

Sold                                2,414         26,234        975          8,291

Issued in reinvestment of
distributions                         190          1,625         43            313

Redeemed                            (641)     (6,494)(6)      (232)     (1,859)(7)
                                 --------   ------------   --------   ------------
                                    1,963         21,365        786          6,745
                                 --------   ------------   --------   ------------

B CLASS/SHARES AUTHORIZED          10,000                       N/A
                                 ========                  ========

Sold                                    4             52
                                 --------   ------------

C CLASS/SHARES AUTHORIZED           5,000                     5,000
                                 ========                  ========

Sold                                  651          6,763        321          2,649

Issued in reinvestment of
distributions                          52            442         20            142

Redeemed                            (219)        (2,274)      (165)        (1,271)
                                 --------   ------------   --------   ------------
                                      484          4,931        176          1,520
                                 --------   ------------   --------   ------------
R CLASS/SHARES AUTHORIZED          10,000                       N/A
                                 ========                  ========

Sold                                    2             26
                                 --------   ------------   --------   ------------
Net increase (decrease)            32,082      $ 326,166     21,098      $ 175,844
                                 ========   ============   ========   ============

(1) September 28, 2007 (commencement of sale) through November 30, 2007 for the B Class and R Class.

(2) Net of redemption fees of $1,726.

(3) Net of redemption fees of $540.

(4) Net of redemption fees of $20.

(5) Net of redemption fees of $134.

(6) Net of redemption fees of $30.

(7) Net of redemption fees of $14.

------
48

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

                        Year ended            Period ended             Year ended
                     November 30, 2007    November 30, 2006(1)       March 31, 2006
                    Shares     Amount      Shares     Amount      Shares      Amount
International Value

INVESTOR
CLASS/SHARES
AUTHORIZED           55,000                 55,000                     N/A
                    =======                =======                ========
Sold                    248      $ 2,766        30        $ 413

Issued in
reinvestment of
distributions            16          157        --           --

Redeemed               (29)     (314)(2)        --           --
                    -------   ----------   -------   ----------
                        235        2,609        30          413
                    -------   ----------   -------   ----------

INSTITUTIONAL
CLASS/SHARES
AUTHORIZED           55,000                 55,000                     N/A
                    =======                =======                ========

Sold                    159        1,650     2,474       31,954

Issued in
reinvestment of
distributions         1,355       12,912        --           --

Redeemed               (52)     (550)(3)        --           --
                    -------   ----------   -------   ----------
                      1,462       14,012     2,474       31,954
                    -------   ----------   -------   ----------

A CLASS/SHARES
AUTHORIZED           55,000                 55,000                 179,529
                    =======                =======                ========

Sold                    737        7,785       242        3,170        474      $ 5,502

Issued in
reinvestment of
distributions           697        6,655        --           --        565        6,637

Redeemed              (682)      (7,201)   (3,158)     (40,813)   (15,369)    (188,758)
                    -------   ----------   -------   ----------   --------   ----------
                        752        7,239   (2,916)     (37,643)   (14,330)    (176,619)
                    -------   ----------   -------   ----------   --------   ----------

B CLASS/SHARES
AUTHORIZED            5,000                  5,000                  90,471
                    =======                =======                ========

Sold                     55          547        30          385         54          604

Issued in
reinvestment of
distributions           161        1,506        --           --          9          108

Redeemed              (158)      (1,631)     (117)      (1,501)      (150)      (1,701)
                    -------   ----------   -------   ----------   --------   ----------
                         58          422      (87)      (1,116)       (87)        (989)
                    -------   ----------   -------   ----------   --------   ----------

C CLASS/SHARES
AUTHORIZED           50,000                 50,000                     N/A
                    =======                =======                ========

Sold                     19          199         3           38

Issued in
reinvestment of
distributions             2           15        --           --

Redeemed                (4)         (38)        --           --
                    -------   ----------   -------   ----------
                         17          176         3           38
                    -------   ----------   -------   ----------
R CLASS/SHARES
AUTHORIZED            5,000                  5,000                     N/A
                    =======                =======                ========

Sold                     18          188         2           25

Issued in
reinvestment of
distributions             1           10        --           --

Redeemed                (3)         (37)        --           --
                    -------   ----------   -------   ----------
                         16          161         2           25
                    -------   ----------   -------   ----------   --------   ----------
Net increase
(decrease)            2,540      $24,619     (494)    $ (6,329)   (14,417)   $(177,608)
                    =======   ==========   =======   ==========   ========   ==========

(1) April 3, 2006 (commencement of sale) through November 30, 2006 for
Investor Class, Institutional Class, C Class and R Class. April 1, 2006
through November 30, 2006 for A Class and B Class. International Value's
fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period (see Note 9).

(2) Net of redemption fees of $3.

(3) Net of redemption fees of $1.

------
49

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

5. SECURITIES LENDING

As of November 30, 2007, securities in International Growth, Global Growth and
Emerging Markets valued at $128,531, $28,070 and $57,610, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $132,398, $28,835 and $58,162, respectively. International Growth, Global Growth and Emerging Markets' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by International Growth, Global Growth and
Emerging Markets may be delayed or limited.

6. BANK LINE OF CREDIT

International Growth, Global Growth and Emerging Markets, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement (the agreement) with JPMCB. International Value entered into the agreement on December 13, 2006. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended November 30, 2007.

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement with Bank of America, N.A. (the Bank of America agreement). The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the Bank of America agreement bear interest at the Federal Funds rate plus 0.40%.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

Emerging Market's performance may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

8. FEDERAL TAX INFORMATION

On December 18, 2007, International Growth, Emerging Markets and International
Value declared and paid the following per-share distributions from net investment income to shareholders of record on December 17, 2007:

                  Investor   Institutional      A         B         C         R

International
Growth             $0.0843      $0.1124      $0.0492      --        --     $0.0141

Emerging Markets   $0.1027      $0.1265      $0.0729      --        --     $0.0432

International
Value              $0.2361      $0.2585      $0.2082   $0.1244   $0.1244   $0.1803

On December 18, 2007, International Growth, Global Growth and International
Value declared and paid a per-share distribution from net realized gains to shareholders of record on December 17, 2007 of $0.7403, $1.9888 and $0.5580, respectively, for each class of the funds.

On December 18, 2007, Emerging Markets declared and paid a per-share distribution from net realized gains to shareholders of record on December 17,
2007 of $1.0786 for the Investor Class, Institutional Class, A Class and R
Class and $1.0623 for the B Class and C Class.

------
50

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

The tax character of distributions paid during the years ended November 30,
2007 and November 30, 2006 for International Growth, Global Growth and
Emerging Markets were as follows:

                         International Growth   Global Growth    Emerging Markets
                           2007       2006      2007     2006     2007      2006
DISTRIBUTIONS PAID FROM

Ordinary income           $19,973    $49,996   $1,986   $2,818   $64,774  $38,186

Long-term capital gain      --         --      $9,099     --     $33,788  $22,096

The tax character of distributions paid during the year ended November 30,
2007, the eight months ended November 30, 2006 and the year ended March 31,
2006 for International Value were as follows:

                                            International Value
                             Nov. 30, 2007   Nov. 30, 2006(1)   March 31, 2006
DISTRIBUTIONS PAID FROM

Ordinary income                  $3,184             --              $2,768

Long-term capital gain          $18,548             --              $4,008

(1) April 1, 2006 through November 30, 2006, International Value's fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                          International   Global       Emerging     International
                             Growth         Growth      Markets         Value
Federal tax cost of
investments                   $2,065,967    $416,129     $904,079          $49,988
                          ==============   =========    =========   ==============
Gross tax appreciation
of investments                  $719,073    $121,250     $349,266          $28,320

Gross tax depreciation
of investments                  (14,202)     (1,599)     (12,648)          (1,403)
                          --------------   ---------    ---------   --------------
Net tax appreciation
(depreciation) of
investments                     $704,871    $119,651     $336,618          $26,917
                          ==============   =========    =========   ==============
Net tax appreciation
(depreciation) on
translation of assets
and liabilities in
foreign currencies              $(1,196)       $(38)     $(3,588)               $4
                          --------------   ---------    ---------   --------------
Net tax appreciation
(depreciation)                  $703,675    $119,613     $333,030          $26,921
                          ==============   =========    =========   ==============
Undistributed ordinary
income                           $18,363     $24,420      $63,284           $2,487

Accumulated long-term
gains                           $139,372     $60,334      $70,118           $4,542

Currency loss deferrals           $(104)        $(6)        $(75)            $(12)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, return of capital dividends and on investments in passive foreign investment companies.

The currency loss deferrals listed above represent net foreign currency losses incurred in the one-month period ended November 30, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

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51

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

9. REORGANIZATION PLAN

As of the close of business on March 31, 2006, International Value acquired all of the net assets of the Mason Street International Equity Fund
(International Equity), one fund in a series issued by Mason Street Funds,
Inc., pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 15, 2006. International Value is maintaining the financial statements and performance history of International Equity.
International Value's fiscal year end changed from March 31 to November 30.

Prior to the reorganization, International Equity had A Class and B Class shares. At the close of business and as a result of the reorganization, A
Class shares and B Class shares of the acquired fund were converted to A Class shares and B Class shares, respectively, of the surviving fund.

A Class and B Class net assets of International Equity before the reorganization were $54,617 and $4,917, respectively. Immediately after the reorganization, A Class and B Class net assets of International Value were
$54,617 and $4,917, respectively.

10. CORPORATE EVENT

On July 27, 2007, the A Class (old) shareholders of Global Growth approved a reclassification of A Class (old) shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.
The reclassification was effective on September 4, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

On September 25, 2007, the A Class shareholders of International Growth approved a reclassification of A Class shares into Advisor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March
7, 2007. The reclassification was effective December 3, 2007. Subsequent to the reclassification, the Advisor Class was renamed A Class.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

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52

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

12. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2007.

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended November 30, 2007, qualify for the corporate dividends received deduction.

  International Growth    Global Growth   Emerging Markets   International Value
        $176,082             $539,954            --                   --

The funds hereby designate capital gain distributions for the fiscal year ended November 30, 2007, as follows:

  International Growth    Global Growth   Emerging Markets   International Value
           --               $9,098,675       $33,788,249         $18,548,406

The funds hereby designate qualified short-term capital gains distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended
November 30, 2007, as follows:

  International Growth    Global Growth   Emerging Markets   International Value
           --                $273,868        $56,467,424          $1,219,621

As of November 30, 2007, the funds designate the following as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possession of the United States.

  International Growth    Global Growth   Emerging Markets   International Value
       $1,492,534            $92,186          $828,471             $168,931

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53

FINANCIAL HIGHLIGHTS
International Growth

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                           2007        2006         2005         2004         2003
PER-SHARE DATA

Net Asset Value,
Beginning
of Period                $12.17       $9.75        $8.79        $7.54        $6.69
                       --------    --------     --------     --------     --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(1)                 0.13        0.06         0.11         0.05         0.06

 Net Realized
 and
 Unrealized
 Gain (Loss)               2.66        2.54         0.94         1.26         0.85
                       --------    --------     --------     --------     --------
 Total From
 Investment
 Operations                2.79        2.60         1.05         1.31         0.91
                       --------    --------     --------     --------     --------
Distributions

 From Net
 Investment
 Income                  (0.09)      (0.18)       (0.09)       (0.06)       (0.06)
                       --------    --------     --------     --------     --------
Net Asset Value,
End
of Period                $14.87      $12.17        $9.75        $8.79        $7.54
                      ========-    ========     ========     ========     ========

TOTAL RETURN(2)          23.09%      27.03%       12.09%       17.45%       13.70%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets        1.27%       1.26%        1.23%        1.26%        1.28%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                0.94%       0.52%        1.22%        0.57%        0.84%

Portfolio
Turnover Rate              133%         95%          89%         118%         169%

Net Assets, End
of Period (in
thousands)           $2,267,093  $2,352,967   $2,249,430   $2,395,249   $2,502,831

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
54

International Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $12.20      $9.78     $8.82      $7.56      $6.71
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.17       0.07      0.13       0.06       0.07

 Net Realized and
 Unrealized Gain (Loss)            2.66       2.55      0.94       1.27       0.85
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             2.83       2.62      1.07       1.33       0.92
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.12)     (0.20)    (0.11)     (0.07)     (0.07)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $14.91     $12.20     $9.78      $8.82      $7.56
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  23.36%     27.19%    12.28%     17.78%     13.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                        1.07%      1.06%     1.03%      1.06%      1.08%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        1.14%      0.72%     1.42%      0.77%      1.04%

Portfolio Turnover Rate            133%        95%       89%       118%       169%

Net Assets, End of Period
(in thousands)                  $80,452   $125,814  $247,077   $283,330   $301,854

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
55

International Growth

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $12.12      $9.72     $8.76      $7.52      $6.66
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                  0.08       0.03      0.09       0.03       0.03

 Net Realized and
 Unrealized Gain (Loss)            2.68       2.52      0.94       1.25       0.87
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             2.76       2.55      1.03       1.28       0.90
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.06)     (0.15)    (0.07)     (0.04)     (0.04)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $14.82     $12.12     $9.72      $8.76      $7.52
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  22.87%     26.57%    11.85%     17.07%     13.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                        1.52%      1.51%     1.48%      1.51%      1.53%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        0.69%      0.27%     0.97%      0.32%      0.59%

Portfolio Turnover Rate            133%        95%       89%       118%       169%

Net Assets, End of Period
(in thousands)                 $241,579   $336,497  $259,651   $275,195   $239,256

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
56

International Growth

A Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                 2007       2006      2005       2004      2003(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period            $12.14      $9.73     $8.77      $7.53        $6.10
                             --------   --------  --------   --------     --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(2)                0.10       0.04      0.09       0.03       (0.02)

 Net Realized and
 Unrealized Gain
 (Loss)                          2.66       2.52      0.94       1.25         1.45
                             --------   --------  --------   --------     --------
 Total From
 Investment Operations           2.76       2.56      1.03       1.28         1.43
                             --------   --------  --------   --------     --------
Distributions

 From Net
 Investment Income             (0.06)     (0.15)    (0.07)     (0.04)           --
                             --------   --------  --------   --------     --------
Net Asset Value,
End of Period                  $14.84     $12.14     $9.73      $8.77        $7.53
                             ========   ========  ========   ========     ========

TOTAL RETURN(3)                22.84%     26.65%    11.84%     17.10%       23.44%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                          1.52%      1.51%     1.48%      1.51%     1.53%(4)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                      0.69%      0.27%     0.97%      0.32%   (0.40)%(4)

Portfolio Turnover Rate          133%        95%       89%       118%      169%(5)

Net Assets, End of Period
(in thousands)                $34,139    $28,367   $25,193    $14,170       $7,395

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
57

International Growth

B Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                    2007      2006     2005      2004      2003(1)
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $12.04     $9.65    $8.70     $7.48        $6.10
                                 -------   -------  -------   -------      -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)                  --(3)    (0.05)     0.02    (0.03)       (0.03)

 Net Realized and
 Unrealized Gain (Loss)             2.64      2.52     0.93      1.25         1.41
                                 -------   -------  -------   -------      -------
 Total From
 Investment Operations              2.64      2.47     0.95      1.22         1.38
                                 -------   -------  -------   -------      -------
Distributions

 From Net
 Investment Income                    --    (0.08)    --(3)        --           --
                                 -------   -------  -------   -------      -------
Net Asset Value,
End of Period                     $14.68    $12.04    $9.65     $8.70        $7.48
                                 =======   =======  =======   =======      =======

TOTAL RETURN(4)                   21.93%    25.71%   10.97%    16.31%       22.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                         2.27%     2.26%    2.23%     2.26%     2.28%(5)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                           (0.06)%   (0.48)%    0.22%   (0.43)%   (0.51)%(5)

Portfolio Turnover Rate             133%       95%      89%      118%      169%(6)

Net Assets, End of Period (in
thousands)                        $3,320    $2,699   $1,676    $1,107         $513

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
58

International Growth

C Class
For a Share Outstanding Throughout the Years Ended November 30
                                       2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                            $11.97     $9.60     $8.66    $7.45     $6.60
                                    -------   -------   -------  -------   -------
Income From Investment Operations

 Net Investment
 Income (Loss)(1)                     --(2)    (0.05)      0.02   (0.03)    (0.01)
                                    -------   -------   -------  -------   -------
 Net Realized and
 Unrealized Gain (Loss)                2.63      2.50      0.92     1.24      0.86
                                    -------   -------   -------  -------   -------
 Total From
 Investment Operations                 2.63      2.45      0.94     1.21      0.85

Distributions

 From Net Investment Income              --    (0.08)     --(2)       --        --
                                    -------   -------   -------  -------   -------
Net Asset Value,
End of Period                        $14.60    $11.97     $9.60    $8.66     $7.45
                                    =======   =======   =======  =======   =======

TOTAL RETURN(3)                      21.97%    25.64%    10.91%   16.24%    12.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    2.27%     2.26%     2.23%    2.26%     2.28%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                          (0.06)%   (0.48)%     0.22%  (0.43)%   (0.16)%

Portfolio Turnover Rate                133%       95%       89%     118%      169%

Net Assets, End of Period
(in thousands)                       $7,318    $6,250    $5,246   $5,070    $1,933

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
59

International Growth

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                   2007      2006      2005      2004      2003(1)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $12.12     $9.71     $8.75     $7.53        $7.02
                                -------   -------   -------   -------      -------
Income From Investment
Operations

 Net Investment
 Income (Loss)(2)                  0.07      0.01      0.07      0.02       (0.01)

 Net Realized and
 Unrealized Gain (Loss)            2.65      2.53      0.94      1.25         0.52
                                -------   -------   -------   -------      -------
 Total From
 Investment Operations             2.72      2.54      1.01      1.27         0.51
                                -------   -------   -------   -------      -------
Distributions

 From Net
 Investment Income               (0.03)    (0.13)    (0.05)    (0.05)           --
                                -------   -------   -------   -------      -------
Net Asset Value,
End of Period                    $14.81    $12.12     $9.71     $8.75        $7.53
                                =======   =======   =======   =======      =======

TOTAL RETURN(3)                  22.48%    26.39%    11.58%    16.92%        7.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                        1.77%     1.76%  1.69%(4)     1.76%     1.78%(5)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                            0.44%     0.02%  0.76%(4)     0.07%   (0.74)%(5)

Portfolio Turnover Rate            133%       95%       89%      118%      169%(6)

Net Assets, End of Period
(in thousands)                   $4,042    $2,106    $1,809      $376           $3

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the year ended November 30, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the ratio of operating expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been
1.73% and 0.72%, respectively.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
60

Global Growth

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $10.52      $8.88     $7.49      $6.48      $5.39
                               --------   --------  --------   --------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(1)                  0.03      --(2)     --(2)     (0.01)      --(2)

 Net Realized and
 Unrealized Gain (Loss)            2.41       1.70      1.41       1.02       1.09
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             2.44       1.70      1.41       1.01       1.09
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.05)     (0.06)    (0.02)         --         --

 From Net
 Realized Gains                  (0.22)         --        --         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.27)     (0.06)    (0.02)         --         --
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $12.69     $10.52     $8.88      $7.49      $6.48
                               ========   ========  ========   ========   ========

TOTAL RETURN(3)                  23.73%     19.30%    18.87%     15.59%     20.22%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                        1.30%      1.31%     1.30%      1.30%      1.31%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        0.29%    (0.05)%   (0.01)%    (0.12)%      0.00%

Portfolio Turnover Rate            108%        95%       36%        79%       152%

Net Assets, End of Period
(in thousands)                 $481,553   $418,185  $378,976   $299,807   $250,306

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
61

Global Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                       2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value, Beginning of
Period                               $10.60     $8.95     $7.55    $6.52     $5.41
                                    -------   -------   -------  -------   -------
Income From Investment Operations

 Net Investment
 Income (Loss)(1)                      0.06      0.01      0.01    --(2)      0.01

 Net Realized and
 Unrealized Gain (Loss)                2.42      1.72      1.43     1.03      1.10
                                    -------   -------   -------  -------   -------
 Total From
 Investment Operations                 2.48      1.73      1.44     1.03      1.11
                                    -------   -------   -------  -------   -------
Distributions

 From Net Investment Income          (0.07)    (0.08)    (0.04)       --        --

 From Net Realized Gains             (0.22)        --        --       --        --
                                    -------   -------   -------  -------   -------
 Total Distributions                 (0.29)    (0.08)    (0.04)       --        --
                                    -------   -------   -------  -------   -------
Net Asset Value,
End of Period                        $12.79    $10.60     $8.95    $7.55     $6.52
                                    =======   =======   =======  =======   =======

TOTAL RETURN(3)                      23.99%    19.50%    19.22%   15.80%    20.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    1.10%     1.11%     1.10%    1.10%     1.11%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                            0.49%     0.15%     0.19%    0.08%     0.20%

Portfolio Turnover Rate                108%       95%       36%      79%      152%

Net Assets, End of Period (in
thousands)                          $16,298    $8,540    $8,669   $6,774    $7,901

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
62

Global Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
                                       2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period                  $10.41     $8.79     $7.41    $6.43     $5.36
                                    -------   -------   -------  -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)                      0.01    (0.03)    (0.02)   (0.02)    (0.02)

 Net Realized and
 Unrealized Gain (Loss)                2.38      1.69      1.40     1.00      1.09
                                    -------   -------   -------  -------   -------
 Total From
 Investment Operations                 2.39      1.66      1.38     0.98      1.07
                                    -------   -------   -------  -------   -------
Distributions

 From Net Investment Income          (0.02)    (0.04)        --       --        --

 From Net Realized Gains             (0.22)        --        --       --        --
                                    -------   -------   -------  -------   -------
 Total Distributions                 (0.24)    (0.04)        --       --        --
                                    -------   -------   -------  -------   -------
Net Asset Value,
End of Period                        $12.56    $10.41     $8.79    $7.41     $6.43
                                    =======   =======   =======  =======   =======

TOTAL RETURN(3)                      23.47%    18.97%    18.62%   15.24%    19.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    1.55%     1.56%     1.55%    1.55%     1.56%

Ratio of Net Investment Income
(Loss) to Average
Net Assets                            0.04%   (0.30)%   (0.26)%  (0.37)%   (0.25)%

Portfolio Turnover Rate                108%       95%       36%      79%      152%

Net Assets, End of Period (in
thousands)                          $18,402    $5,571    $3,664   $2,475    $1,044

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
63

Global Growth

B Class
For a Share Outstanding Throughout the Years Ended November 30
                                                           2007      2006
PER-SHARE DATA

Net Asset Value, Beginning of Period                     $10.42     $9.02
                                                        -------   -------
Income From Investment Operations

 Net Investment Income (Loss)(1)                         (0.08)    (0.11)

 Net Realized and Unrealized Gain (Loss)                   2.38      1.57
                                                        -------   -------
 Total From Investment Operations                          2.30      1.46
                                                        -------   -------
Distributions

 From Net Investment Income                                  --    (0.06)

 From Net Realized Gains                                 (0.22)        --
                                                        -------   -------
 Total Distributions                                     (0.22)    (0.06)
                                                        -------   -------
Net Asset Value, End of Period                           $12.50    $10.42
                                                        =======   =======

TOTAL RETURN(2)                                          22.51%    16.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets         2.30%     2.31%

Ratio of Net Investment Income (Loss)
to Average Net Assets                                   (0.71)%   (1.05)%

Portfolio Turnover Rate                                    108%       95%

Net Assets, End of Period (in thousands)                   $639      $352

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
64

Global Growth

C Class
For a Share Outstanding Throughout the Years Ended November 30
                                       2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period                  $10.14     $8.59     $7.29    $6.37     $5.35
                                    -------   -------   -------  -------   -------
Income From Investment Operations

 Net Investment
 Income (Loss)(1)                    (0.07)    (0.10)    (0.08)   (0.08)    (0.05)

 Net Realized and
 Unrealized Gain (Loss)                2.31      1.65      1.38     1.00      1.07
                                    -------   -------   -------  -------   -------
 Total From
 Investment Operations                 2.24      1.55      1.30     0.92      1.02
                                    -------   -------   -------  -------   -------
Distributions

 From Net Realized Gains             (0.22)        --        --       --        --
                                    -------   -------   -------  -------   -------
Net Asset Value,
End of Period                        $12.16    $10.14     $8.59    $7.29     $6.37
                                    =======   =======   =======  =======   =======

TOTAL RETURN(2)                      22.54%    18.04%    17.83%   14.44%    19.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    2.30%     2.31%     2.30%    2.30%     2.31%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                          (0.71)%   (1.05)%   (1.01)%  (1.12)%   (1.00)%

Portfolio Turnover Rate                108%       95%       36%      79%      152%

Net Assets, End of Period
(in thousands)                       $2,625    $1,050      $454     $184       $56

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
65

Global Growth

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                   2007       2006      2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period             $10.47      $8.86        $8.37
                                               --------   --------     --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                   0.02     (0.05)       (0.02)

 Net Realized and Unrealized Gain (Loss)           2.35       1.71         0.51
                                               --------   --------     --------
 Total From Investment Operations                  2.37       1.66         0.49
                                               --------   --------     --------
Distributions

 From Net Investment Income                          --     (0.05)           --

 From Net Realized Gains                         (0.22)         --           --
                                               --------   --------     --------
 Total Distributions                             (0.22)     (0.05)           --
                                               --------   --------     --------
Net Asset Value, End of Period                   $12.62     $10.47        $8.86
                                               ========   ========     ========

TOTAL RETURN(3)                                  23.08%     18.79%        5.85%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             1.80%      1.81%     1.80%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                           (0.21)%    (0.55)%   (0.71)%(4)

Portfolio Turnover Rate                            108%        95%       36%(5)

Net Assets, End of Period (in thousands)           $202        $32          $26

(1) July 29, 2005 (commencement of sale) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------
66

Emerging Markets

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $10.06      $8.25     $6.28      $5.28      $3.61
                               --------   --------  --------   --------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(1)                  0.10       0.11      0.01     (0.01)      --(2)

 Net Realized and
 Unrealized Gain
 (Loss)                            4.06       3.11      2.05       1.00       1.66
                               --------   --------  --------   --------   --------
 Total From
 Investment
 Operations                        4.16       3.22      2.06       0.99       1.66
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.13)     (0.05)        --         --         --

 From Net
 Realized Gains                  (1.42)     (1.37)    (0.09)         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (1.55)     (1.42)    (0.09)         --         --
                               --------   --------  --------   --------   --------
Redemption Fees(1)                 0.02       0.01     --(2)       0.01       0.01
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $12.69     $10.06     $8.25      $6.28      $5.28
                               ========   ========  ========   ========   ========

TOTAL RETURN(3)                  48.81%     46.10%    33.10%     18.94%     46.26%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                            1.66%      1.80%     1.94%      2.00%      2.01%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                        0.96%      1.31%     0.17%    (0.22)%      0.03%

Portfolio Turnover Rate             85%       115%      153%       208%       286%

Net Assets, End of Period
(in thousands)               $1,070,138   $523,813  $220,720   $135,355   $103,737

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
67

Emerging Markets

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                      2007      2006       2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.21     $8.36      $6.35    $5.33     $3.64
                                   -------   -------    -------  -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(1)                     0.12      0.12       0.03    --(2)      0.01

 Net Realized and
 Unrealized Gain (Loss)               4.14      3.16       2.07     1.01      1.67
                                   -------   -------    -------  -------   -------
 Total From
 Investment Operations                4.26      3.28       2.10     1.01      1.68
                                   -------   -------    -------  -------   -------
Distributions

 From Net
 Investment Income                  (0.15)    (0.07)         --       --        --

 From Net Realized Gains            (1.42)    (1.37)     (0.09)       --        --
                                   -------   -------    -------  -------   -------
 Total Distributions                (1.57)    (1.44)     (0.09)       --        --
                                   -------   -------    -------  -------   -------
Redemption Fees(1)                    0.02      0.01      --(2)     0.01      0.01
                                   -------   -------    -------  -------   -------
Net Asset Value, End of Period      $12.92    $10.21      $8.36    $6.35     $5.33
                                   =======   =======    =======  =======   =======

TOTAL RETURN(3)                     49.21%    46.31%     33.37%   19.14%    46.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                           1.46%     1.60%      1.74%    1.80%     1.81%

Ratio of Net Investment Income
(Loss) to Average Net Assets         1.16%     1.51%      0.37%  (0.02)%     0.23%

Portfolio Turnover Rate                85%      115%       153%     208%      286%

Net Assets, End of Period (in
thousands)                         $74,897   $85,886   $113,765  $92,673   $63,242

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
68

Emerging Markets

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
                                       2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period                   $9.85     $8.11     $6.19    $5.22     $3.58
                                    -------   -------   -------  -------   -------
Income From
Investment Operations

 Net Investment
 Income (Loss)(2)                      0.07      0.11    (0.01)   (0.03)     --(3)

 Net Realized and
 Unrealized Gain (Loss)                3.99      3.02      2.02     0.99      1.63
                                    -------   -------   -------  -------   -------
 Total From
 Investment Operations                 4.06      3.13      2.01     0.96      1.63
                                    -------   -------   -------  -------   -------
Distributions

 From Net Investment Income          (0.11)    (0.03)        --       --        --

 From Net Realized Gains             (1.42)    (1.37)    (0.09)       --        --
                                    -------   -------   -------  -------   -------
 Total Distributions                 (1.53)    (1.40)    (0.09)       --        --
                                    -------   -------   -------  -------   -------
Redemption Fees(2)                     0.02      0.01     --(3)     0.01      0.01
                                    -------   -------   -------  -------   -------
Net Asset Value,
End of Period                        $12.40     $9.85     $8.11    $6.19     $5.22
                                    =======   =======   =======  =======   =======

TOTAL RETURN(4)                      48.61%    45.59%    32.77%   18.58%    45.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    1.91%     2.05%     2.19%    2.25%     2.26%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                            0.71%     1.06%   (0.08)%  (0.47)%   (0.22)%

Portfolio Turnover Rate                 85%      115%      153%     208%      286%

Net Assets, End of Period (in
thousands)                          $36,795    $9,905    $1,773   $1,178      $597

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
69

Emerging Markets

B Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2007(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $12.15
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                      (0.03)

 Net Realized and Unrealized Gain (Loss)                                0.53
                                                                    --------
 Total From Investment Operations                                       0.50
                                                                    --------
Redemption Fees(2)                                                      0.02
                                                                    --------
Net Asset Value, End of Period                                        $12.67
                                                                    ========

TOTAL RETURN(3)                                                        4.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   2.58%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets       (1.30)%(4)

Portfolio Turnover Rate                                               85%(5)

Net Assets, End of Period (in thousands)                                 $54

(1) September 28, 2007 (commencement of sale) through November 30, 2007.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

------
70

Emerging Markets

C Class
For a Share Outstanding Throughout the Years Ended November 30
                                       2007      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period                   $9.64     $7.95     $6.12    $5.19     $3.58
                                    -------   -------   -------  -------   -------
Income From Investment Operations

 Net Investment
 Income (Loss)(1)                    (0.01)      0.03    (0.05)   (0.07)    (0.04)

 Net Realized and
 Unrealized Gain (Loss)                3.90      2.99      1.97     0.99      1.64
                                    -------   -------   -------  -------   -------
 Total From
 Investment Operations                 3.89      3.02      1.92     0.92      1.60
                                    -------   -------   -------  -------   -------
Distributions

 From Net Investment Income          (0.03)        --        --       --        --

 From Net Realized Gains             (1.42)    (1.34)    (0.09)       --        --
                                    -------   -------   -------  -------   -------
 Total Distributions                 (1.45)    (1.34)    (0.09)       --        --
                                    -------   -------   -------  -------   -------
Redemption Fees(1)                     0.02      0.01     --(2)     0.01      0.01
                                    -------   -------   -------  -------   -------
Net Asset Value,
End of Period                        $12.10     $9.64     $7.95    $6.12     $5.19
                                    =======   =======   =======  =======   =======

TOTAL RETURN(3)                      47.39%    44.59%    31.67%   17.92%    44.97%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                    2.66%     2.80%     2.94%    3.00%     3.01%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                          (0.04)%     0.31%   (0.83)%  (1.22)%   (0.97)%

Portfolio Turnover Rate                 85%      115%      153%     208%      286%

Net Assets, End of Period
(in thousands)                       $9,098    $2,581      $733     $521      $291

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
71

Emerging Markets

R Class
For a Share Outstanding Throughout the Period Indicated
                                                                     2007(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $12.15
                                                                    --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                                      (0.01)

 Net Realized and Unrealized Gain (Loss)                                0.52
                                                                    --------
 Total From Investment Operations                                       0.51
                                                                    --------
Redemption Fees(2)                                                      0.02
                                                                    --------
Net Asset Value, End of Period                                        $12.68
                                                                    ========

TOTAL RETURN(3)                                                        4.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   2.08%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets       (0.68)%(4)

Portfolio Turnover Rate                                               85%(5)

Net Assets, End of Period (in thousands)                                 $27

(1) September 28, 2007 (commencement of sale) through November 30, 2007.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

------
72

International Value

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                            2007       2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $14.36        $12.85
                                                        --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                            0.22          0.15

 Net Realized and Unrealized Gain (Loss)                    2.09          1.36
                                                        --------      --------
 Total From Investment Operations                           2.31          1.51
                                                        --------      --------
Distributions

 From Net Investment Income                               (0.47)            --

 From Net Realized Gains                                  (4.72)            --
                                                        --------      --------
 Total Distributions                                      (5.19)            --
                                                        --------      --------
Net Asset Value, End of Period                            $11.48        $14.36
                                                        ========      ========

TOTAL RETURN(3)                                           23.55%        11.75%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets          1.30%      1.30%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.96%   2.77%(4)(5)

Portfolio Turnover Rate                                      11%           17%

Net Assets, End of Period (in thousands)                  $3,044          $437

(1) April 3, 2006 (commencement of sale) through November 30, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
73

International Value

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                            2007       2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $14.38        $12.85
                                                        --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                            0.23          0.25

 Net Realized and Unrealized Gain (Loss)                    2.10          1.28
                                                        --------      --------
 Total From Investment Operations                           2.33          1.53
                                                        --------      --------
Distributions

 From Net Investment Income                               (0.49)            --

 From Net Realized Gains                                  (4.72)            --
                                                        --------      --------
 Total Distributions                                      (5.21)            --
                                                        --------      --------
Net Asset Value, End of Period                            $11.50        $14.38
                                                        ========      ========

TOTAL RETURN(3)                                           23.77%        11.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets          1.10%      1.10%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      2.16%   2.97%(4)(5)

Portfolio Turnover Rate                                      11%           17%

Net Assets, End of Period (in thousands)                 $45,262       $35,574

(1) April 3, 2006 (commencement of sale) through November 30, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
74

International Value

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                         2007          2006(1)       2006      2005       2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                 $14.35           $12.70     $10.91     $9.64      $6.22      $8.70
                     --------         --------   --------  --------   --------   --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.20             0.25       0.18      0.13       0.10       0.07

 Net Realized
 and
 Unrealized
 Gain (Loss)             2.11             1.40       1.97      1.37       3.42     (2.51)
                     --------         --------   --------  --------   --------   --------
 Total From
 Investment
 Operations              2.31             1.65       2.15      1.50       3.52     (2.44)
                     --------         --------   --------  --------   --------   --------
Distributions

 From Net
 Investment
 Income                (0.45)               --     (0.15)    (0.11)     (0.10)     (0.04)

 From Net
 Realized
 Gains                 (4.72)               --     (0.21)    (0.12)         --         --
                     --------         --------   --------  --------   --------   --------
 Total
 Distributions         (5.17)               --     (0.36)    (0.23)     (0.10)     (0.04)
                     --------         --------   --------  --------   --------   --------
Net Asset
Value,
End of Period          $11.49           $14.35     $12.70    $10.91      $9.64      $6.22
                     ========         ========   ========  ========   ========   ========

TOTAL RETURN(3)        23.44%           12.99%     19.95%    15.58%     56.65%   (28.10)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average Net
Assets               1.40%(4)      1.40%(4)(5)      1.35%     1.41%      1.47%   1.65%(6)

Ratio of
Operating
Expenses
to Average Net
Assets
(Before Expense
Waiver)                 1.55%         1.55%(5)      1.35%     1.41%      1.47%      1.66%

Ratio of Net
Investment
Income (Loss) to
Average
Net Assets           1.86%(4)   2.67%(4)(5)(7)      1.52%     1.28%      1.13%   0.89%(6)

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets
(Before Expense
Waiver)                 1.71%      2.52%(5)(7)      1.52%     1.28%      1.13%      0.90%

Portfolio
Turnover Rate             11%              17%         7%       18%        10%        18%

Net Assets, End
of Period
(in thousands)        $24,558          $19,890    $54,617  $203,215   $174,387   $105,862

(1) April 1, 2006 through November 30, 2006. The fund's fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period. For the years before November 30, 2006, the fund's fiscal year end was March 31.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the periods ended November 30, 2007 and November 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

(5) Annualized.

(6) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

(7) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
75

International Value

B Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                         2007          2006(1)       2006      2005      2004       2003
PER-SHARE DATA

Net Asset
Value,
Beginning of
Period                 $14.08           $12.51     $10.75     $9.52     $6.14      $8.61
                     --------         --------   --------  --------   --------- --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(2)               0.12             0.17       0.10      0.06      0.04       0.01

 Net Realized
 and
 Unrealized
 Gain (Loss)             2.05             1.40       1.93      1.34      3.39     (2.48)
                     --------         --------   --------  --------   --------- --------
 Total From
 Investment
 Operations              2.17             1.57       2.03      1.40      3.43     (2.47)
                     --------         --------   --------  --------   --------- --------
Distributions

 From Net
 Investment
 Income                (0.37)               --     (0.06)    (0.05)    (0.05)         --

 From Net
 Realized
 Gains                 (4.72)               --     (0.21)    (0.12)        --         --
                     --------         --------   --------  --------   --------- --------
 Total
 Distributions         (5.09)               --     (0.27)    (0.17)    (0.05)         --
                     --------         --------   --------  --------   --------- --------
Net Asset
Value,
End of Period          $11.16           $14.08     $12.51    $10.75     $9.52      $6.14
                     ========         ========   ========  ========   ========- ========

TOTAL RETURN(3)        22.51%           12.55%     19.07%    14.69%    55.86%   (28.69)%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses
to Average Net
Assets               2.09%(4)      2.09%(4)(5)      2.08%     2.09%     2.11%   2.30%(6)

Ratio of
Operating
Expenses
to Average Net
Assets
(Before Expense
Waiver)                 2.30%         2.30%(5)      2.08%     2.09%     2.11%      2.31%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets               1.17%(4)   1.98%(4)(5)(7)      0.90%     0.61%     0.52%   0.10%(6)

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets
(Before Expense
Waiver)                 0.96%      1.77%(5)(7)      0.90%     0.61%     0.52%      0.09%

Portfolio
Turnover Rate             11%              17%         7%       18%       10%        18%

Net Assets, End
of Period
(in thousands)         $4,059           $4,313     $4,917    $5,165    $4,491     $3,011

(1) April 1, 2006 through November 30, 2006. The fund's fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period. For the years before November 30, 2006, the fund's fiscal year end was March 31.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) During the periods ended November 30, 2007 and November 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

(5) Annualized.

(6) The investment advisor voluntarily agreed to waive fees and absorb certain operating expenses.

(7) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
76

International Value

C Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                            2007       2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $14.27        $12.85
                                                        --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                            0.12          0.14

 Net Realized and Unrealized Gain (Loss)                    2.07          1.28
                                                        --------      --------
 Total From Investment Operations                           2.19          1.42
                                                        --------      --------
Distributions

 From Net Investment Income                               (0.37)            --

 From Net Realized Gains                                  (4.72)            --
                                                        --------      --------
 Total Distributions                                      (5.09)            --
                                                        --------      --------
Net Asset Value, End of Period                            $11.37        $14.27
                                                        ========      ========

TOTAL RETURN(3)                                           22.28%        11.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets          2.30%      2.30%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      0.96%   1.77%(4)(5)

Portfolio Turnover Rate                                      11%           17%

Net Assets, End of Period (in thousands)                    $222           $41

(1) April 3, 2006 (commencement of sale) through November 30, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
77

International Value

R Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                            2007       2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $14.31        $12.85
                                                        --------      --------
Income From Investment Operations

 Net Investment Income (Loss)(2)                            0.11          0.19

 Net Realized and Unrealized Gain (Loss)                    2.14          1.27
                                                        --------      --------
 Total From Investment Operations                           2.25          1.46
                                                        --------      --------
Distributions

 From Net Investment Income                               (0.42)            --

 From Net Realized Gains                                  (4.72)            --
                                                        --------      --------
 Total Distributions                                      (5.14)            --
                                                        --------      --------
Net Asset Value, End of Period                            $11.42        $14.31
                                                        ========      ========

TOTAL RETURN(3)                                           22.91%        11.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets          1.80%      1.80%(4)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      1.46%   2.27%(4)(5)

Portfolio Turnover Rate                                      11%           17%

Net Assets, End of Period (in thousands)                    $202           $28

(1) April 3, 2006 (commencement of sale) through November 30, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Due to cyclical dividends and the eight-month period ended November 30,
2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

------
78

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of International Growth Fund, Global
Growth Fund, Emerging Markets Fund, and International Value Fund (the
"Funds"), four of the mutual funds comprising American Century World Mutual
Funds, Inc., as of November 30, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented (except as noted below). These financial statements and financial highlights are the responsibility of the
Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for International Value Fund for each of the periods ended March 31, 2006 and prior were audited by other auditors whose report, dated May 1, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
November 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of American Century World Mutual Funds, Inc. as of
November 30, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented (except as noted above in reference to the report of other auditors), in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2008

------
79

PROXY VOTING RESULTS

Special meetings of shareholders were held on July 27, 2007 and August 24,
2007, to vote on the following proposals. The proposals received the required number of votes of the American Century World Mutual Funds, Inc. or the
applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century World
Mutual Funds, Inc. (the proposal was voted on by all shareholders of funds issued by American Century World Mutual Funds, Inc.).

James E. Stowers, Jr.       For:                4,492,465,030
                            Withhold:              84,151,860
                            Abstain:                        0
                            Broker Non-Vote:                0

Jonathan S. Thomas          For:                4,496,101,969
                            Withhold:              80,514,921
                            Abstain:                        0
                            Broker Non-Vote:                0

Thomas A. Brown             For:                4,497,551,079
                            Withhold:              79,065,811
                            Abstain:                        0
                            Broker Non-Vote:                0

Andrea C. Hall              For:                4,497,808,657
                            Withhold:              78,808,233
                            Abstain:                        0
                            Broker Non-Vote:                0

James A. Olson              For:                4,497,582,906
                            Withhold:              79,033,984
                            Abstain:                        0
                            Broker Non-Vote:                0

Donald H. Pratt             For:                4,496,273,853
                            Withhold:              80,343,037
                            Abstain:                        0
                            Broker Non-Vote:                0

Gale E. Sayers              For:                4,496,553,346
                            Withhold:              80,063,544
                            Abstain:                        0
                            Broker Non-Vote:                0

M. Jeannine Strandjord      For:                4,494,879,736
                            Withhold:              81,737,154
                            Abstain:                        0
                            Broker Non-Vote:                0

Timothy S. Webster          For:                4,497,903,345
                            Withhold:              78,713,545
                            Abstain:                        0
                            Broker Non-Vote:                0

------
80

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the following funds:

                      International Growth   Global Growth   Emerging Markets
For:                       245,711,113         2,292,355         5,260,676
Against:                    1,308,358            73,170           286,704
Abstain:                    2,136,809           124,243           365,861
Broker Non-Vote:           26,235,847           376,929          1,766,698

PROPOSAL 3:

To approve the reclassification of the A Class shares of the fund, whereby all of the A Class shares will be reclassified as Advisor Class shares of the funds. This proposal was voted on by the A Class shareholders of the following funds:

                      International Growth   Global Growth
For:                       16,241,902          4,145,193
Against:                     963,656             64,926
Abstain:                    1,099,165           147,213
Broker Non-Vote:           12,602,709          3,294,547

------
81

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Global Investment Management, Inc. (ACGIM) or American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the
American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM, or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------
82

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

------
83

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); Founder and Principal,
Growth Consulting and Investments LLC (November 2007 to present); President and Chief Executive Officer, American Italian Pasta Company (2001 to December
2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century funds (1997 to
September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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84

SHARE CLASS INFORMATION

Seven classes of shares are authorized for sale by International Growth:
Investor Class, Institutional Class, Advisor Class, A Class, B Class, C Class,
and R Class. Six classes of shares are authorized for sale by Global Growth,
Emerging Markets and International Value: Investor Class, Institutional Class,
A Class, B Class, C Class, and R Class. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, A Class, B Class, C Class, and R Class
shares are higher than that of Investor Class shares. The Advisor Class is no longer available effective December 3, 2007.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectuses contain additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. The unified management fee for Advisor Class shares is the same as for Investor Class shares. Advisor Class shares are subject to a 0.25% annual
Rule 12b-1 distribution and service fee.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75%
to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a
0.25% annual Rule 12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B
Class shares automatically convert to A Class shares (with lower expenses)
eight years after their purchase date.

------
85

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50%
annual Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
86

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
87

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE® GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE® VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (Emerging Markets) INDEX represents the gross performance of stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

------
88

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0801
SH-ANN-57975S

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report               November 30, 2007

[photo of winter]

International Stock Fund
International Discovery Fund
International Opportunities Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the annual report for the American Century® International
Stock, International Discovery and International Opportunities funds for the
12 months ended November 30, 2007. I am honored to be addressing you in the
"Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final step in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/ Jonathan Thomas
Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board American Century Companies, Inc.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
        International Equity Total Returns . . . . . . . . . . . . . . . .      2

INTERNATIONAL STOCK

INTERNATIONAL DISCOVERY

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Mark On, Chief Investment Officer, International Equity

INTERNATIONAL STOCKS SHOWED ROBUST GAINS

A strong global economy combined with relatively tame inflation and healthy labor markets helped promote stellar stock gains for the 12 months ended
November 30, 2007. Among the developed markets, Europe fared well, with the strongest returns coming from the euro-zone nations. In contrast, performance was flat in Japan, as weak consumer spending, a challenging political climate, and slowing demand from the United States pressured Japan's stocks.

Emerging markets remained the world's standout performers, due to optimistic growth forecasts for developing markets and higher commodity prices.

U.S. CREDIT WOES RATTLED MARKETS

Mounting problems in the U.S. subprime mortgage market led to concerns regarding global economic growth, generating periodic market volatility and contributing to a growing desire globally for less-risky assets. In an effort to soothe frayed nerves, the U.S. Federal Reserve (the Fed), the European
Central Bank, and the Bank of England injected liquidity into their banking systems.

A mid-September rate cut by the Fed served to strengthen the euro and British pound, relative to the sagging U.S. dollar. Late in the period, the dollar hit new record lows against those currencies.

RATES ROSE IN EUROPE AND BRITAIN

Healthy economic growth prompted the European Central Bank and the Bank of
England to raise interest rates three times during the period. Although inflationary pressures remained at the fore, both banks held off making additional rate increases given the fallout from the credit-market turmoil.

Optimism surrounding improving economic growth prompted the Bank of Japan to raise rates in February. Nevertheless, expectations for additional rate hikes went unfulfilled, as sluggish domestic consumption kept the central bank on hold.

OPPORTUNITIES ABOUND

Although the outlook for international equities remains somewhat uncertain, we believe international stocks present significant opportunities for investors.
Combining the higher growth rate of the international markets with our international team's focus on companies with growth acceleration, we believe there is a significant opportunity to deliver attractive performance in the coming year.

International Equity Total Returns
For the 12 months ended November 30, 2007 (in U.S. dollars)

MSCI EM Index                                             45.57%
MSCI EAFE Growth Index                                    22.32%
MSCI Europe Index                                         19.61%
MSCI EAFE Index                                           17.30%
MSCI World Free Index                                     12.71%
MSCI EAFE Value Index                                     12.30%
MSCI Japan Index                                           2.19%

------
2

PERFORMANCE
International Stock

Total Returns as of November 30, 2007
                             Average Annual Returns
                                      Since           Inception
                    1 year          Inception            Date

INVESTOR CLASS      22.22%           21.20%            3/31/05

MSCI EAFE INDEX     17.30%           20.22%               --

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

International Stock

Growth of $10,000 Over Life of Class

$10,000 investment made March 31, 2005

One-Year Returns Over Life of Class
Periods ended November 30
                    2005*    2006     2007

Investor Class      8.40%   26.07%   22.22%

MSCI EAFE Index     8.67%   28.20%   17.30%

* From 3/31/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
International Stock

Portfolio Managers: Alex Tedder and Keith Creveling

PERFORMANCE SUMMARY

International Stock gained 22.22% during the 12 months ended November 30,
2007. The portfolio's benchmark, the MSCI EAFE Index, advanced 17.30%.
Compared to its peers, International Stock outperformed the average return of
15.06%* for the 129 funds in Lipper Inc.'s International Multi-Cap Value Funds category.

Strong global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks. On an absolute basis, all sectors the portfolio invested in posted positive, double-digit returns and made positive contributions to performance. Stock selection was the primary driver of the portfolio's overall outperformance relative to the benchmark.

JAPAN, UK CONTRIBUTED STRONGLY

From a country perspective, Japan, the United Kingdom and Germany made the greatest positive contributions to the portfolio's relative performance.
Japan, the largest country weighting in the portfolio, benefited from strong stock selection and a significant underweight relative to the benchmark. Stock selection was the overriding positive influence in the United Kingdom and
Germany. Maintaining an overweighted position in Germany also helped.

Our small allocation to Sweden detracted from performance relative to the benchmark due to poor stock selection. Our small weighting to South Korea was another detractor, due to our unfavorable stock selections and the benchmark's avoidance of the market.

FINANCIALS, INDUSTRIALS SHOWED STRONG RETURNS

The financials sector, the largest weighting in the portfolio, was the top sector contributor, primarily due to strong stock selection. Specifically, our position in Deutsche Boerse AG, the Germany-based owner of several securities exchanges and one of the portfolio's largest holdings, made a strong showing.
The company's plans to acquire U.S.-based International Securities Exchange
Holdings to create a massive derivatives

Top Ten Holdings as of November 30, 2007
                                     % of         % of
                                  net assets   net assets
                                     as of        as of
                                   11/30/07      5/31/07
Deutsche Boerse AG                   1.7%         1.1%
Nintendo Co., Ltd.                   1.7%         1.6%
Julius Baer Holding AG               1.7%         1.3%
National Bank of Greece SA           1.7%         1.6%
Saipem SpA                           1.6%         1.2%
BG Group plc                         1.5%         1.2%
BHP Billiton Ltd.                    1.5%         1.2%
Tesco plc                            1.4%         1.3%
America Movil, SAB de CV ADR         1.4%         1.0%
ABB Ltd.                             1.4%         1.1%

* Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
5

International Stock

market helped drive results. In addition, our position in China Merchants
Bank, an emerging-market investment not represented in the benchmark, boosted performance, as the stock returned 142% during the reporting period.

The portfolio's holdings in the industrials sector also contributed positively. Strong stock selection combined with an overweight to the sector drove outperformance. In particular, our stocks in the electrical equipment industry performed well, including Q-Cells AG, a German manufacturer of solar cells, and Vestas Wind Systems, a Danish supplier of wind power solutions.

Our information technology stocks also were strong contributors, led by
Japan's Nintendo, a videogame manufacturer, which advanced 160% during the reporting period on strong sales of its Wii gaming system. Nintendo was the portfolio's best-performing stock for the period.

TELECOM, CONSUMER SECTORS LAGGED

Despite a healthy absolute return of 28.47%, the portfolio's telecommunication services sector was the largest detractor on a relative basis. Our underweight to the sector accounted for the bulk of the underperformance. The portfolio's consumer staples sector returned 24.48% for the reporting period, but nevertheless weighed on relative performance as unfavorable stock selection led to lagging results compared to the benchmark. The consumer discretionary sector also detracted, due to our overweight and slumping stocks, with our stock selection in the automobile industry having the largest negative impact.

OUTLOOK

International Stock seeks companies located outside the United States exhibiting accelerating growth characteristics. Our analysis indicates the outlook for such companies remains favorable. The portfolio has broad exposure to high-quality growth companies in numerous markets, and we believe these companies will deliver solid returns, even during volatile markets.

Types of Investments in Portfolio
                                        % of         % of
                                     net assets   net assets
                                        as of        as of
                                      11/30/07      5/31/07
Foreign Common Stocks                   99.9%        98.5%
Foreign Preferred Stocks                 --          0.4%
TOTAL EQUITY EXPOSURE                   99.9%        98.9%
Temporary Cash Investments               --          0.9%
Other Assets and Liabilities(1)         0.1%         0.2%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of November 30, 2007
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                     11/30/07      5/31/07
Japan                                  15.5%        18.2%
United Kingdom                         13.6%        14.7%
Switzerland                            10.8%        11.7%
Germany                                10.0%        10.5%
France                                 8.6%         9.8%
Australia                              5.4%         4.8%
Spain                                  3.9%         1.5%
Canada                                 3.7%         0.8%
Italy                                  2.7%         4.0%
Denmark                                2.2%         1.0%
Belgium                                2.1%         1.7%
Norway                                 2.0%         2.9%
Singapore                              2.0%         0.7%
Other Countries                        17.4%        16.6%
Cash and Equivalents(2)                0.1%         1.1%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
6

SCHEDULE OF INVESTMENTS
International Stock

NOVEMBER 30, 2007

Shares         ($ IN THOUSANDS)                                              Value

Common Stocks -- 99.9%

AUSTRALIA -- 5.4%
       10,060  Babcock & Brown Ltd.(1)                                       $ 235
       56,711  BHP Billiton Ltd.(1)                                          2,155
      192,295  Boart Longyear Group(2)                                         412
       49,016  CSL Ltd.                                                      1,514
       98,809  Oxiana Ltd.(1)                                                  350
       55,149  QBE Insurance Group Ltd.                                      1,597
        8,329  Rio Tinto Ltd.(1)                                             1,072
       19,977  Westpac Banking Corp.                                           501
                                                                          --------
                                                                             7,836
                                                                          --------
AUSTRIA -- 0.6%
       11,400  Erste Bank der oesterreichischen Sparkassen AG                  822
                                                                          --------
BELGIUM -- 2.1%
        9,899  KBC Groupe                                                    1,370
       26,173  SES SA Fiduciary Depositary Receipt(2)                          658
        4,235  Umicore                                                         993
                                                                          --------
                                                                             3,021
                                                                          --------
BRAZIL -- 1.0%
        9,400  Bolsa de Mercadorias e Futuros - BM&F SA(2)                     127
       48,100  Redecard SA                                                     873
       24,600  Unibanco-Uniao de Bancos Brasileiros SA                         364
                                                                          --------
                                                                             1,364
                                                                          --------
CANADA -- 3.7%
       11,926  EnCana Corp.                                                    778
       14,268  Research In Motion Ltd.(2)                                    1,624
       35,809  Rogers Communications Inc. Cl B                               1,489
       13,404  Shoppers Drug Mart Corp.                                        735
        7,821  Suncor Energy Inc.                                              748
                                                                          --------
                                                                             5,374
                                                                          --------
CZECH REPUBLIC -- 1.1%
       21,027  CEZ AS                                                        1,554
                                                                          --------
DENMARK -- 2.2%
       13,698  Novo Nordisk AS B Shares                                      1,732
       15,374  Vestas Wind Systems AS(2)                                     1,454
                                                                          --------
                                                                             3,186
                                                                          --------
FINLAND -- 1.4%
        5,204  Metso Oyj                                                       282
       42,445  Nokia Oyj                                                     1,672
                                                                          --------
                                                                             1,954
                                                                          --------

Shares         ($ IN THOUSANDS)                                              Value

FRANCE -- 8.6%
        7,773  Accor SA                                                      $ 659
        6,618  ALSTOM Co.                                                    1,487
       31,130  AXA SA                                                        1,263
       11,927  Groupe Danone(1)                                              1,053
        5,232  L'Oreal SA                                                      726
        5,576  PPR SA                                                          940
        2,767  Renault SA                                                      403
        3,296  Schneider Electric SA                                           457
       11,276  Societe Generale                                              1,728
       17,627  Suez SA                                                       1,168
       23,572  Total SA(1)                                                   1,908
        9,216  Vinci SA                                                        730
                                                                          --------
                                                                            12,522
                                                                          --------
GERMANY -- 10.0%
        5,206  Allianz SE                                                    1,072
        9,831  BASF AG                                                       1,363
        6,429  Continental AG                                                  837
       13,499  Deutsche Boerse AG                                            2,531
       28,086  Fresenius Medical Care AG & Co. KGaA                          1,568
       31,807  GEA Group AG(2)                                               1,153
        8,513  Hochtief AG                                                   1,126
        6,093  K+S AG                                                        1,244
        3,423  Linde AG                                                        448
        9,879  Q-Cells AG(2)                                                 1,379
       11,166  SAP AG                                                          569
        7,391  Siemens AG                                                    1,122
                                                                          --------
                                                                            14,412
                                                                          --------
GREECE -- 1.7%
       35,980  National Bank of Greece SA                                    2,406
                                                                          --------
HONG KONG -- 1.5%
       99,000  Esprit Holdings Ltd.                                          1,494
       37,000  Hang Seng Bank Ltd.                                             708
                                                                          --------
                                                                             2,202
                                                                          --------
INDIA -- 1.3%
       13,192  Bharat Heavy Electricals Ltd.                                   898
       17,990  DLF Ltd.                                                        429
       22,871  Tata Consultancy Services Ltd.                                  588
                                                                          --------
                                                                             1,915
                                                                          --------
IRELAND -- 0.6%
       18,928  Anglo Irish Bank Corp. plc                                      330
       26,378  Kingspan Group plc                                              558
                                                                          --------
                                                                               888
                                                                          --------

------
7

International Stock
Shares         ($ IN THOUSANDS)                                              Value

ITALY -- 2.7%
       17,089  ENI SpA                                                       $ 611
       15,738  Fiat SpA                                                        433
       18,708  Finmeccanica SpA                                                559
       57,846  Saipem SpA                                                    2,332
                                                                          --------
                                                                             3,935
                                                                          --------
JAPAN -- 15.5%
       30,200  Canon, Inc.                                                   1,591
       38,100  Daikin Industries Ltd.                                        1,962
        7,400  Daito Trust Construction Co., Ltd.                              355
          104  East Japan Railway Co.                                          860
        4,800  Fanuc Ltd.                                                      502
       14,700  Ibiden Co. Ltd.(1)                                            1,162
       49,000  Isuzu Motors Ltd.                                               227
          249  Japan Tobacco Inc.                                            1,410
       96,000  Kobe Steel Ltd.                                                 316
       30,500  Kuraray Co. Ltd.                                                375
       10,700  Makita Corp.                                                    476
      169,000  Marubeni Corp.                                                1,297
       53,000  Mitsubishi Electric Corp.                                       605
        4,100  Nintendo Co., Ltd.                                            2,520
       95,000  Nippon Yusen Kabushiki Kaisha                                   825
          454  NTT DoCoMo, Inc.                                                720
          279  Sony Financial Holdings Inc.(2)                               1,054
       89,000  Sumitomo Chemical Co., Ltd.                                     759
       42,000  Sumitomo Heavy Industries Ltd.                                  456
      135,000  Sumitomo Metal Industries Ltd.(1)                               599
       39,000  Sumitomo Realty & Development Co. Ltd.                        1,185
       15,300  Terumo Corp.                                                    773
       31,700  Toyota Motor Corp.                                            1,785
        5,140  Yamada Denki Co. Ltd.                                           596
                                                                          --------
                                                                            22,410
                                                                          --------
MALAYSIA -- 0.6%
      288,600  Bumiputra - Commerce Holdings Bhd                               921
                                                                          --------
MEXICO -- 1.4%
       33,227  America Movil, SAB de CV ADR                                  2,048
                                                                          --------
NETHERLANDS -- 1.4%
       10,741  ASML Holding N.V.                                               373
        4,673  CNH Global N.V.                                                 287
       20,443  Heineken N.V.                                                 1,337
                                                                          --------
                                                                             1,997
                                                                          --------

Shares         ($ IN THOUSANDS)                                              Value

NORWAY -- 2.0%
       26,205  Aker Kvaerner ASA                                             $ 747
       51,525  StatoilHydro ASA                                              1,674
       13,550  Yara International ASA                                          515
                                                                          --------
                                                                             2,936
                                                                          --------
PEOPLE'S REPUBLIC OF CHINA -- 1.3%
      222,000  Agile Property Holdings Ltd.                                    442
        1,169  Alibaba.com Ltd.(1)(2)                                            6
      288,000  China Merchants Bank Co., Ltd. Cl H                           1,337
                                                                          --------
                                                                             1,785
                                                                          --------
SINGAPORE -- 2.0%
      186,000  Keppel Corp. Ltd.                                             1,731
      203,000  Oversea-Chinese Banking Corp.                                 1,197
                                                                          --------
                                                                             2,928
                                                                          --------
SOUTH AFRICA -- 1.3%
       17,015  Anglo American plc                                            1,152
       38,423  MTN Group Ltd.                                                  774
                                                                          --------
                                                                             1,926
                                                                          --------
SOUTH KOREA -- 0.2%
          546  Samsung Electronics                                             334
                                                                          --------
SPAIN -- 3.9%
       58,405  Banco Bilbao Vizcaya Argentaria SA                            1,448
       44,245  Cintra Concesiones de Infraestructuras de Transporte
               SA(1)                                                           707
        1,574  Cintra Concesiones de Infraestructuras de Transporte SA
               Entitlement Shares                                               25
       27,233  Inditex SA                                                    1,891
       48,816  Telefonica SA                                                 1,635
                                                                          --------
                                                                             5,706
                                                                          --------
SWITZERLAND -- 10.8%
       67,403  ABB Ltd.                                                      1,982
       12,148  Actelion Ltd.(2)                                                539
       14,365  Compagnie Financiere Richemont SA Cl A                          988
       15,607  Holcim Ltd.                                                   1,672
       29,916  Julius Baer Holding AG                                        2,512
        4,073  Nestle SA                                                     1,949
       14,664  Novartis AG                                                     831
        9,394  Roche Holding AG                                              1,785
        4,703  Sonova Holding AG                                               504
        7,602  Syngenta AG                                                   1,884
       19,397  UBS AG                                                          976
                                                                          --------
                                                                            15,622
                                                                          --------

------
8

International Stock
Shares         ($ IN THOUSANDS)                                              Value

TAIWAN (REPUBLIC OF CHINA) -- 1.4%
      411,000  AU Optronics Corp.                                            $ 803
      198,320  Hon Hai Precision Industry Co., Ltd.                          1,271
                                                                          --------
                                                                             2,074
                                                                          --------
TURKEY -- 0.6%
      103,581  Turkiye Garanti Bankasi AS                                      910
                                                                          --------
UNITED KINGDOM -- 13.6%
       30,055  Admiral Group plc                                               644
       33,999  Aggreko plc                                                     355
       40,858  AMEC plc                                                        647
       28,016  Barclays plc                                                    325
      104,650  BG Group plc                                                  2,193
          172  British American Tobacco plc                                      7
        8,813  British Sky Broadcasting Group plc                              113
      139,518  Burberry Group plc                                            1,652
       42,500  Capita Group plc                                                648
       43,634  Compass Group plc                                               286
       32,075  easyJet plc(2)                                                  371
       17,674  GlaxoSmithKline plc                                             467
       36,876  HSBC Holdings plc                                               630
      131,356  International Power plc                                       1,260
      107,885  Man Group plc                                                 1,236
      123,298  Man Group plc Cl B                                              173
       28,786  Reckitt Benckiser Group plc                                   1,710
       52,740  Reed Elsevier plc                                               663
       55,836  Scottish and Southern Energy plc                              1,825
      209,097  Tesco plc                                                     2,061
      121,381  TUI Travel plc(2)                                               687
      483,686  Vodafone Group plc                                            1,811
                                                                          --------
                                                                            19,764
                                                                          --------
TOTAL COMMON STOCKS
(Cost $114,928)                                                            144,752
                                                                          --------

Temporary Cash Investments - Securities
Lending Collateral(3) -- 5.2%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $3,001)           3,000

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due 12/3/07 (Delivery value
$1,502)                                                                      1,501

Shares         ($ IN THOUSANDS)                                              Value

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery value
$3,001)                                                                     $3,000
                                                                          --------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $7,501)                                                                7,501
                                                                          --------
TOTAL INVESTMENT SECURITIES -- 105.1%
(Cost $122,429)                                                            152,253
                                                                          --------
OTHER ASSETS AND LIABILITIES -- (5.1)%                                     (7,441)
                                                                          --------
TOTAL NET ASSETS -- 100.0%                                                $144,812
                                                                          ========

Market Sector Diversification
(as a % of net assets)
Financials                       21.6%
Industrials                      17.1%
Consumer Discretionary           10.5%
Materials                        10.3%
Information Technology            8.6%
Energy                            7.6%
Consumer Staples                  7.6%
Health Care                       6.7%
Telecommunication Services        5.9%
Utilities                         4.0%
Cash and Equivalents*             0.1%

* Includes securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Security, or a portion thereof, was on loan as of November 30, 2007.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $135,480 (in thousands), which represented 93.6% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
9

PERFORMANCE
International Discovery

Total Returns as of November 30, 2007
                                            Average Annual Returns
                                                              Since     Inception
                                1 year   5 years  10 years  Inception      Date

INVESTOR CLASS                  32.18%   29.52%    17.48%     17.45%      4/1/94

S&P/CITIGROUP EMI GROWTH
WORLD EX-US                     14.82%   26.10%    10.27%    7.93%(1)       --

Institutional Class             32.45%   29.75%      --       17.68%      1/2/98

Advisor Class                   31.83%   29.20%      --       15.24%     4/28/98

(1) Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

International Discovery

Growth of $10,000 Over 10 Years

$10,000 investment made November 30, 1997

One-Year Returns Over 10 Years
Periods ended November 30
                   1998     1999      2000      2001      2002      2003    2004     2005     2006     2007

Investor Class    14.79%   65.12%    -1.27%   -20.17%    -8.00%    37.05%  18.76%   24.30%   36.41%   32.18%

S&P/Citigroup
EMI Growth
World ex-US        7.30%   27.50%   -14.20%   -20.23%    -10.96%   38.79%  27.58%   19.21%   31.56%   14.82%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

PORTFOLIO COMMENTARY
International Discovery

Portfolio Managers: Mark Kopinski and Brian Brady

PERFORMANCE SUMMARY

International Discovery gained 32.18%* during the 12 months ended November 30,
2007. The portfolio's benchmark, the S&P/Citigroup EMI Growth World ex-U.S.
Index, advanced 14.82%. Compared to its peers, International Discovery outperformed the average return of 18.85%** for the 96 funds in Lipper Inc.'s
International Small/Mid Cap Growth Funds category.

Sustained global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks. The portfolio's holdings benefited from this trend. Overall, stock selection accounted for the portfolio's outperformance relative to the benchmark.

On an absolute basis, all sectors in the portfolio posted positive returns and contributed to performance. The utilities sector, generally not viewed as a growth sector, was the only exception. Total returns in seven of the portfolio's 10 market sectors exceeded 33% for the reporting period, outperforming the benchmark handsomely.

COUNTRY GAINS WERE WIDESPREAD

From a country perspective, the portfolio enjoyed positive performance from most markets in which it invested. In particular, markets in Japan, Australia and China offered the greatest contributions on a relative basis. While benchmark returns for Japan were among the smallest, stock selection was a particularly strong factor among our holdings. Our overweights in Australia and China combined with good stock selection also contributed favorably.

Taiwan (which was not represented in the benchmark), Greece and Singapore comprised the largest detractors to the portfolio's relative performance. On an absolute basis, performance in Taiwan was positive, but currency factors led to an overall negative effect on relative performance. The portfolio underperformed the benchmark in Greece, where stock selection was the culprit.
In Singapore, our underweight accounted for the lagging results.

Top Ten Holdings as of November 30, 2007
                                           % of         % of
                                        net assets   net assets
                                           as of        as of
                                         11/30/07      5/31/07
CSL Ltd.                                   3.1%         2.5%
Boart Longyear Group                       2.4%         2.3%
Mitsumi Electric Co., Ltd.                 2.3%         0.7%
Gildan Activewear Inc.                     2.2%         1.5%
IG Group Holdings plc                      2.2%         1.0%
NGK Insulators Ltd.                        2.0%         2.2%
Millicom International Cellular SA         2.0%         2.9%
FLSmidth & Co. AS                          1.9%         1.3%
Focus Media Holding Ltd. ADR               1.9%         1.6%
Lonza Group AG                             1.9%         2.0%

* All fund returns referenced in this commentary are for Investor Class shares.

** The Lipper Inc.'s International Small/Mid Cap Growth Funds category average returns for the five- and 10-year periods as of November 30, 2007, were 28.00%
and 16.23%, respectively.

  Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
12

International Discovery

AUSTRALIAN DRUG MAKER CONTRIBUTED STRONGLY

Our position in Australian vaccine and drug treatment maker CSL, which we have owned since early 2004, was among the portfolio's top contributors. Continued
strong financial results, positive product developments, and royalties received from the popular Gardasil vaccine for cervical cancer buoyed performance. CSL is the largest position in the portfolio.

STOCK PICKS IN JAPAN BOOSTED SECTOR RESULTS

Industrials, the portfolio's largest sector weighting, made the greatest contribution to relative performance, due to strong stock selection and an overweight to the sector. Our position in Japan Steel Works, a manufacturer of fabricating machinery, was particularly helpful, as the stock was among the portfolio's top 10 contributors for the reporting period. The company's stock participated in a rally among suppliers to the nuclear power industry, as officials in Texas announced plans to build two power-generating reactors.

Similarly, stock selection in Japan contributed to our consumer discretionary sector's favorable performance. For example, the auto components industry was the sector's top contributor, primarily due to NGK Insulators, a Japanese manufacturer of various insulation products and one of the portfolio's best performers for the reporting period. The company's stock advanced on upgraded sales and profit projections.

UTILITIES SECTOR LAGGED

Our utilities sector, the smallest sector in the portfolio, was the only sector that detracted from relative performance. Stock selection primarily was to blame, as the few positions we owned performed poorly. Also, our underweight relative to the benchmark was a slightly negative influence.

OUTLOOK

We remain committed to our investment strategy of seeking the stocks of small-
to mid-sized foreign companies we believe have a high likelihood of growing earnings and revenues at an improving rate. We select these stocks with the assistance of extensive company-level research that focuses on identifying accelerating growth characteristics.

Types of Investments in Portfolio
                                        % of         % of
                                     net assets   net assets
                                        as of        as of
                                      11/30/07      5/31/07
Foreign Common Stocks                   96.9%        99.0%
Temporary Cash Investments              3.6%          --
Other Assets and Liabilities(1)        (0.5)%        1.0%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of November 30, 2007
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                     11/30/07      5/31/07
United Kingdom                         15.1%        11.8%
Australia                              12.4%        12.1%
Japan                                  10.6%        10.5%
Germany                                6.6%         8.3%
Canada                                 5.6%         7.3%
People's Republic of China             4.0%         3.4%
Switzerland                            4.0%         6.0%
Spain                                  3.5%         1.6%
South Africa                           3.2%         0.6%
Norway                                 2.8%         1.6%
Hong Kong                              2.5%         0.5%
Taiwan (Republic of China)             2.3%         2.4%
Finland                                2.2%         0.8%
Singapore                              2.1%         1.2%
Luxembourg                             2.0%         2.9%
Other Countries                        18.0%        28.0%
Cash and Equivalents(2)                3.1%         1.0%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
13

SCHEDULE OF INVESTMENTS
International Discovery

NOVEMBER 30, 2007

Shares                ($ IN THOUSANDS)                                       Value

Common Stocks -- 96.9%

AUSTRALIA -- 12.4%
           6,195,000  Arrow Energy NL(1)                                  $ 16,876
           1,152,600  Babcock & Brown Ltd.                                  26,929
           6,108,200  Babcock & Brown Power Ltd.                            16,176
          21,761,500  Boart Longyear Group(1)                               46,621
           1,899,900  CSL Ltd.                                              58,696
             147,100  Incitec Pivot Ltd.                                    11,841
           5,999,100  Oxiana Ltd.                                           21,268
           1,805,900  Paladin Energy Ltd.(1)                                10,961
             771,600  Transfield Services Ltd.                              10,497
             366,200  WorleyParsons Ltd.                                    16,252
                                                                        ----------
                                                                           236,117
                                                                        ----------
AUSTRIA -- 0.3%
             108,200  Andritz AG                                             6,622
                                                                        ----------
BELGIUM -- 1.5%
             631,700  Telenet Group Holding N.V.                            18,150
              43,400  Umicore                                               10,174
                                                                        ----------
                                                                            28,324
                                                                        ----------
BERMUDA -- 0.6%
          10,067,000  Synear Food Holdings Ltd.(1)                          12,172
                                                                        ----------
BRAZIL -- 0.7%
             428,300  Rossi Residencial SA                                  12,525
                                                                        ----------
CANADA -- 5.6%
             382,000  Agrium Inc.                                           22,095
           1,098,000  Gildan Activewear Inc.(1)                             41,721
             465,200  Petrobank Energy & Resources Ltd.(1)                  23,428
             928,900  Sino-Forest Corp.(1)                                  20,440
                                                                        ----------
                                                                           107,684
                                                                        ----------
DENMARK -- 1.9%
             362,800  FLSmidth & Co. AS                                     36,671
                                                                        ----------
EGYPT -- 1.3%
           1,387,300  Egyptian Financial Group - Hermes Holding SAE         14,430
             799,900  Orascom Hotels & Development                          11,134
                                                                        ----------
                                                                            25,564
                                                                        ----------
FINLAND -- 2.2%
             910,900  Nokian Renkaat Oyj                                    34,738
             106,200  Outotec Oyj                                            6,725
                                                                        ----------
                                                                            41,463
                                                                        ----------

Shares                ($ IN THOUSANDS)                                       Value

FRANCE -- 0.4%
              53,000  Nexans SA                                            $ 7,092
                                                                        ----------
GERMANY -- 6.6%
             106,600  ElringKlinger AG                                      11,332
             115,600  Hamburger Hafen und Logistik AG(1)                    10,153
             267,826  IVG Immobilien AG                                     10,554
             115,900  K+S AG                                                23,671
             195,400  Leoni AG                                              10,270
             165,100  SGL Carbon AG(1)                                       9,325
             368,600  SolarWorld AG                                         22,009
           1,190,639  United Internet AG                                    27,737
                                                                        ----------
                                                                           125,051
                                                                        ----------
GREECE -- 1.5%
           1,477,752  Intralot SA                                           27,483
                                                                        ----------
HONG KONG -- 2.5%
           6,988,000  AAC Acoustic Technology Holdings Inc.(1)               9,462
           8,956,000  C C Land Holdings Ltd.                                15,299
           2,037,000  Kowloon Development Co. Ltd.                           5,146
          10,660,000  Melco International Development Ltd.                  17,143
                                                                        ----------
                                                                            47,050
                                                                        ----------
INDIA -- 1.3%
             113,100  Aban Offshore Ltd.(1)                                 13,179
             307,500  ABB India Ltd.                                        12,114
                                                                        ----------
                                                                            25,293
                                                                        ----------
IRELAND -- 0.7%
             240,700  ICON plc ADR(1)                                       14,276
                                                                        ----------
ISRAEL -- 0.6%
           1,391,000  Makhteshim-Agan Industries Ltd.(1)                    11,864
                                                                        ----------
ITALY -- 1.4%
             962,418  Geox SpA                                              21,534
             187,400  Prysmian SpA(1)                                        4,713
                                                                        ----------
                                                                            26,247
                                                                        ----------
JAPAN -- 10.6%
             522,700  Capcom Co. Ltd.                                       14,080
             796,000  Hitachi Chemical Co., Ltd.                            18,861
           1,659,000  Japan Steel Works Ltd. (The)                          24,416
             185,900  Konami Corp.                                           5,483
           1,511,500  Kuraray Co. Ltd.                                      18,589
             154,800  Makita Corp.                                           6,887
           1,098,500  Mitsumi Electric Co., Ltd.                            43,214

------
14

International Discovery

Shares                ($ IN THOUSANDS)                                       Value

           1,259,000  NGK Insulators Ltd.                                  $38,934
           3,082,000  SANYO Electric Co., Ltd.(1)                            5,899
             277,500  Shinko Electric Industries Co., Ltd.                   6,076
             209,300  Toyo Tanso Co. Ltd.                                   20,128
                                                                        ----------
                                                                           202,567
                                                                        ----------
LUXEMBOURG -- 2.0%
             325,200  Millicom International Cellular SA(1)                 38,790
                                                                        ----------
NETHERLANDS -- 1.4%
             311,600  Fugro N.V. CVA                                        25,655
                                                                        ----------
NORWAY -- 2.8%
           3,762,905  Pronova BioPharma AS(1)                               14,128
             973,100  SeaDrill Ltd.(1)                                      21,108
           1,347,300  Sevan Marine ASA(1)                                   18,036
                                                                        ----------
                                                                            53,272
                                                                        ----------
PEOPLE'S REPUBLIC OF CHINA -- 4.0%
           8,424,901  Agile Property Holdings Ltd.                          16,790
             444,539  China Nepstar Chain Drugstore Ltd. ADR(1)(2)           8,282
             646,000  Focus Media Holding Ltd. ADR(1)(2)                    36,460
             351,000  Mindray Medical International Ltd. ADR(2)             14,216
                                                                        ----------
                                                                            75,748
                                                                        ----------
RUSSIAN FEDERATION -- 0.5%
              82,400  Wimm-Bill-Dann Foods OJSC ADR                          9,441
                                                                        ----------
SINGAPORE -- 2.1%
          19,055,600  Noble Group Ltd.                                      29,500
           4,260,000  Yanlord Land Group Ltd.                               11,041
                                                                        ----------
                                                                            40,541
                                                                        ----------
SOUTH AFRICA -- 3.2%
             626,700  Aquarius Platinum Ltd.                                22,860
             976,100  Exxaro Resources Ltd.                                 14,886
           1,692,200  Murray & Roberts Holdings Ltd.                        23,905
                                                                        ----------
                                                                            61,651
                                                                        ----------
SOUTH KOREA -- 1.6%
              96,100  Hyundai Steel Co.                                      8,141
             106,200  SODIFF Advanced Materials Co. Ltd.                     7,768
           6,412,000  STX Pan Ocean Co. Ltd.                                13,998
                                                                        ----------
                                                                            29,907
                                                                        ----------

Shares                ($ IN THOUSANDS)                                       Value

SPAIN -- 3.5%
             296,900  Bolsas y Mercados Espanoles                         $ 21,260
             482,940  Solaria Energia y Medio Ambiente SA(1)                14,403
             430,000  Tecnicas Reunidas SA                                  30,987
                                                                        ----------
                                                                            66,650
                                                                        ----------
SWEDEN -- 0.3%
             285,700  Hexagon AB Cl B                                        6,475
                                                                        ----------
SWITZERLAND -- 4.0%
               2,706  Barry Callebaut AG                                     2,112
              70,400  Basilea Pharmaceutica AG(1)                           12,183
               7,800  Lindt & Spruengli AG                                  25,880
             302,300  Lonza Group AG                                        35,373
                                                                        ----------
                                                                            75,548
                                                                        ----------
TAIWAN (REPUBLIC OF CHINA) -- 2.3%
           3,923,368  Epistar Corp.                                         16,356
          53,250,916  HannStar Display Corp.(1)                             23,805
             457,000  Motech Industries Inc.                                 3,503
                                                                        ----------
                                                                            43,664
                                                                        ----------
THAILAND -- 0.6%
             891,700  Banpu Public Company Ltd.                             11,607
                                                                        ----------
TURKEY -- 1.0%
           2,272,639  Asya Katilim Bankasi AS(1)                            18,747
                                                                        ----------
UNITED ARAB EMIRATES -- 0.4%
           1,136,400  Lamprell plc                                           8,419
                                                                        ----------
UNITED KINGDOM -- 15.1%
           1,487,300  Admiral Group plc                                     31,885
             986,900  Aggreko plc                                           10,291
           1,106,700  Autonomy Corp. plc(1)                                 18,161
             796,400  AVEVA Group plc                                       15,486
           1,420,600  Carphone Warehouse Group plc                          10,678
             316,200  De La Rue plc                                          5,676
           1,026,300  Expro International Group plc                         21,394
           2,334,800  Ferrexpo plc(1)                                       11,535
           4,884,000  IG Group Holdings plc                                 41,115
             988,200  Intertek Group plc                                    18,376
             527,300  Rotork plc                                            10,676
           2,487,100  Serco Group plc                                       24,292
           2,268,657  VT Group plc                                          30,094
           1,075,400  Wellstream Holdings plc(1)                            23,183
             605,400  WS Atkins plc                                         15,046
                                                                        ----------
                                                                           287,888
                                                                        ----------
TOTAL COMMON STOCKS
(Cost $1,431,884)                                                        1,848,068
                                                                        ----------

------
15

International Discovery

Shares                ($ IN THOUSANDS)                                       Value

Temporary Cash Investments -- 3.6%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.25%,
8/15/23, valued at $39,347), in a joint trading account at 3.05%,
dated 11/30/07, due 12/3/07 (Delivery value $38,610)                      $ 38,600

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.625%,
7/15/17, valued at $30,456), in a joint trading account at 3.10%,
dated 11/30/07, due 12/3/07 (Delivery value $29,808)                        29,800
                                                                        ----------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $68,400)                                                              68,400
                                                                        ----------

Temporary Cash Investments -- Securities
Lending Collateral(3) -- 2.6%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $17,507)         17,500

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due
12/3/07 (Delivery value $14,856)                                            14,850

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery
value $17,507)                                                              17,500
                                                                        ----------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $49,850)                                                              49,850
                                                                        ----------
TOTAL INVESTMENT SECURITIES -- 103.1%
(Cost $1,550,134)                                                        1,966,318
                                                                        ----------
OTHER ASSETS AND LIABILITIES -- (3.1)%                                    (59,766)
                                                                        ----------
TOTAL NET ASSETS -- 100.0%                                              $1,906,552
                                                                        ==========

Market Sector Diversification
(as a % of net assets)
Industrials                      22.6%
Consumer Discretionary           14.1%
Materials                        14.1%
Financials                       12.1%
Energy                           11.0%
Information Technology           10.2%
Health Care                       6.0%
Consumer Staples                  3.0%
Telecommunication Services        3.0%
Utilities                         0.8%
Cash and Equivalents*             3.1%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

OJSC = Open Joint Stock Company

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $1,606,395 (in thousands), which represented 84.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
16

PERFORMANCE
International Opportunities

Total Returns as of November 30, 2007
                                                Average Annual Returns
                                                              Since     Inception
                                       1 year    5 years    Inception      Date

INVESTOR CLASS                         33.73%    36.01%      25.62%       6/1/01

S&P/CITIGROUP EMI GROWTH WORLD EX-US   14.82%    26.10%     14.62%(1)       --

Institutional Class                    33.97%      --        36.75%       1/9/03

(1) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
17

International Opportunities

Growth of $10,000 Over Life of Class

$10,000 investment made June 1, 2001

One-Year Returns Over Life of Class
Periods ended November 30
                       2001*      2002     2003      2004     2005     2006     2007

Investor Class        -2.60%     -2.87%   61.54%    27.14%   35.28%   25.37%   33.73%

S&P/Citigroup EMI
Growth World ex-US    -14.51%   -10.96%   38.79%    27.58%   19.21%   31.56%   14.82%

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available.
Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

PORTFOLIO COMMENTARY
International Opportunities

Portfolio Managers: Federico Laffan and Trevor Gurwich

PERFORMANCE SUMMARY

International Opportunities gained 33.73%* during the 12 months ended November
30, 2007. The portfolio's benchmark, the S&P/Citigroup EMI Growth World
ex-U.S. Index, advanced 14.82%. Compared to its peers, International
Opportunities outperformed the average return of 18.85%** for the 96 funds in
Lipper Inc.'s International Small/Mid Cap Growth Funds category.

Strong global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks.

On an absolute basis, all sectors the portfolio invested in posted positive, double-digit--and, in the case of energy, triple-digit--returns and contributed to absolute performance, except telecommunication services.
Compared to the benchmark, eight out of 10 of the portfolio's market sectors outperformed, with the exception of utilities and telecommunication services.
Overall, our stock selection was stellar, accounting for the bulk of the portfolio's outperformance.

COUNTRY CONTRIBUTIONS WERE BROAD

From a country perspective, most markets in which the portfolio invested contributed positively to total return. Markets in Japan, China, and Singapore were the strongest contributors to relative performance. Stock selection was positive in all three markets, and an underweight in Japan and overweights in
China and Singapore contributed to the portfolio's outperformance versus the benchmark.

Our exposure to Australia was the greatest detractor relative to the benchmark. A significant underweight combined with poor stock selection accounted for our underperformance. Our underweight in South Korea also contributed to lagging performance for that market. In addition, our exposure to Taiwan, which was not in the benchmark, detracted from relative performance.

Top Ten Holdings as of November 30, 2007
                                                       % of         % of
                                                    net assets   net assets
                                                       as of        as of
                                                     11/30/07      5/31/07
Straits Asia Resources Ltd.                            2.2%         0.8%
Hosiden Corp.                                          2.2%          --
Major Drilling Group International Inc.                2.1%          --
Tubacex SA                                             1.9%         0.5%
Southern Cross Healthcare Ltd.                         1.9%         1.9%
Grifols SA                                             1.8%         1.6%
Capcom Co. Ltd.                                        1.8%         0.6%
China National Building Material Co. Ltd. Cl H         1.8%         1.6%
PT Bakrie Sumatera Plantations Tbk                     1.7%         0.8%
Mount Gibson Iron Ltd.                                 1.6%          --

* All fund returns referenced in this commentary are for Investor Class shares.

** The Lipper Inc.'s International Small/Mid Cap Growth Funds category average return for the five-year period as of November 30, 2007, was 28.00%.

  Data provided by Lipper Inc. - A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
19

CHINA DEMAND HELPED PERFORMANCE

From a sector perspective, our consumer discretionary holdings made the greatest contribution to the portfolio's total return, with strong stock selection driving results. For example, China's Li Ning, a fast-growing sports-apparel retailer not represented in the benchmark, was the sector's top contributor to performance. Growing consumer demand in China led to strong sales growth and soaring profits for the company.

Favorable stock selection also led to strong performance for the portfolio's financials and energy sectors. China's Shenzhen Investment, a property developer not represented in the benchmark, was the financial sector's leading contributor. In energy, our overweighted position in Straits Asia Resources, a
Singapore-based mining company, contributed strongly to performance on rising coal prices and robust demand.

TELECOMM, UTILITIES SECTORS LAGGED

Our stocks in the utilities sector, the portfolio's second-smallest sector weighting, represented the largest performance detractor in the portfolio. Our underweight combined with poor stock selection led to the lagging results. The portfolio's telecommunication services sector also detracted from relative performance. Stock selection was the major culprit, as the few positions we owned in this sector (the portfolio's smallest) performed poorly. Most of the benchmark companies in the telecommunication and utilities sectors have market capitalizations that exceed the portfolio's requirements.

OUTLOOK

We remain committed to our investment strategy of seeking the stocks of small, foreign companies we believe have a high likelihood of growing earnings and revenues at an improving rate. We select these stocks with the assistance of extensive company-level research that focuses on identifying accelerating growth characteristics.

Types of Investments in Portfolio
                                        % of         % of
                                     net assets   net assets
                                        as of        as of
                                      11/30/07      5/31/07
Foreign Common Stocks                   96.9%        97.4%
Foreign Preferred Stocks                0.6%         1.2%
TOTAL EQUITY EXPOSURE                   97.5%        98.6%
Temporary Cash Investments              2.1%         1.0%
Other Assets and Liabilities(1)         0.4%         0.4%

(1) Includes securities lending collateral and other assets and liabilities.

Investments by Country as of November 30, 2007
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                     11/30/07      5/31/07
Japan                                  11.5%        6.9%
United Kingdom                         11.0%        10.5%
People's Republic of China             7.3%         5.6%
Germany                                6.7%         10.6%
Canada                                 5.7%         2.6%
Hong Kong                              5.6%         2.7%
Australia                              5.2%         1.4%
Singapore                              5.1%         4.2%
South Korea                            4.8%         2.0%
Spain                                  4.7%         3.9%
Switzerland                            3.9%         5.9%
Norway                                 3.7%         4.8%
France                                 3.3%         4.9%
Netherlands                            2.8%         6.1%
India                                  2.4%           -
Indonesia                              2.3%         1.2%
Greece                                 2.1%         3.0%
Other Countries                        9.4%         22.3%
Cash and Equivalents(2)                2.5%         1.4%

(2) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
20

SCHEDULE OF INVESTMENTS
International Opportunities

NOVEMBER 30, 2007

Shares                ($ IN THOUSANDS)                                       Value

Common Stocks -- 96.9%

AUSTRALIA -- 5.2%
             604,058  Arrow Energy NL(1)(2)                                 $1,646
             265,694  Bradken Ltd.                                           3,184
             787,246  HFA Holdings Ltd.(2)                                   1,508
           1,475,639  Mount Gibson Iron Ltd.(1)                              3,408
             532,970  NRW Holdings Ltd.(1)                                   1,443
                                                                          --------
                                                                            11,189
                                                                          --------
BELGIUM -- 1.0%
              18,859  EVS Broadcast Equipment SA                             2,232
                                                                          --------
BRAZIL -- 1.3%
             179,800  Drogasil SA                                            1,271
              54,386  Dufry South America Ltd. BDR(1)                        1,566
                                                                          --------
                                                                             2,837
                                                                          --------
CANADA -- 5.7%
             664,400  Bayou Bend Petroleum Ltd.(1)                             309
              86,331  Canadian Western Bank(2)                               2,334
              30,993  Forzani Group Ltd. (The) Cl A(1)                         438
              77,634  Major Drilling Group International Inc.(1)             4,443
              63,009  Petrobank Energy & Resources Ltd.(1)(2)                3,173
              41,966  Transat A.T. Inc. Cl B                                 1,566
                                                                          --------
                                                                            12,263
                                                                          --------
DENMARK -- 0.7%
              21,876  East Asiatic Co. Ltd. AS (The)(2)                      1,497
                                                                          --------
FRANCE -- 3.3%
               9,921  Eurofins Scientific SA                                 1,170
              11,469  Nexans SA                                              1,535
              34,881  Sechilienne-Sidec(2)                                   2,792
              28,020  SeLoger.com(1)                                         1,689
                                                                          --------
                                                                             7,186
                                                                          --------
GERMANY -- 6.1%
              87,767  D+S europe AG(1)(2)                                    1,671
              97,549  Gildemeister AG                                        2,449
             141,268  Kontron AG                                             3,046
              18,521  Leoni AG                                                 973
               6,796  Software AG                                              555
               4,813  SOLON AG fur Solartechnik(1)                             514
              10,105  Vossloh AG                                             1,094
             168,657  Wire Card AG(1)                                        2,836
                                                                          --------
                                                                            13,138
                                                                          --------

Shares                ($ IN THOUSANDS)                                       Value

GREECE -- 2.1%
              85,936  Hellenic Exchanges SA                                 $2,537
             126,991  Michaniki SA                                           1,112
              49,627  Sprider Stores SA                                        954
                                                                          --------
                                                                             4,603
                                                                          --------
HONG KONG -- 5.6%
           4,856,000  Dore Holdings Ltd.(2)                                  1,395
           1,245,000  Huabao International Holdings Ltd.                     1,288
           1,654,000  Peace Mark Holdings Ltd.                               2,459
           3,115,000  Polytec Asset Holdings Ltd.                              965
          16,775,000  REXCAPITAL Financial Holdings Ltd.(1)(2)               3,011
           2,648,000  Xinyi Glass Holdings Co. Ltd.                          3,113
                                                                          --------
                                                                            12,231
                                                                          --------
INDIA -- 2.4%
             162,887  Elecon Engineering Co. Ltd.(1)                         1,207
              49,844  Tulip IT Services Ltd.                                 1,176
             470,775  Voltas Ltd.                                            2,872
                                                                          --------
                                                                             5,255
                                                                          --------
INDONESIA -- 2.3%
          15,280,850  PT Bakrie Sumatera Plantations Tbk                     3,609
           3,169,500  PT Sumalindo Lestari Jaya Tbk(1)                       1,048
             124,000  PT Timah Tbk                                             333
                                                                          --------
                                                                             4,990
                                                                          --------
ITALY -- 0.9%
             314,185  Polynt SpA(1)                                          1,341
              57,951  SNAI SpA(1)                                              505
                                                                          --------
                                                                             1,846
                                                                          --------
JAPAN -- 11.5%
             147,700  Capcom Co. Ltd.(2)                                     3,979
             281,900  Hosiden Corp.(2)                                       4,757
             270,000  Nippon Synthetic Chemical Industry Co., Ltd.
                      (The)(2)                                               1,576
             147,500  Shinko Plantech Co. Ltd.(2)                            2,354
                 690  So-net Entertainment Corp.(2)                          2,943
             140,000  Takasago Thermal Engineering Co. Ltd.(2)               1,267
             108,700  Tamron Co. Ltd.(2)                                     3,250
             214,000  Tokai Carbon Co. Ltd.(2)                               2,289
              25,872  Toyo Tanso Co. Ltd.(2)                                 2,488
                                                                          --------
                                                                            24,903
                                                                          --------

------
21

International Opportunities

Shares                ($ IN THOUSANDS)                                       Value

MALAYSIA -- 0.8%
           1,953,000  Alliance Financial Group Bhd                          $1,751
                                                                          --------
NETHERLANDS -- 2.8%
              31,167  Draka Holding N.V.(2)                                  1,097
              22,313  Imtech N.V.(2)                                           537
              19,402  Smartrac N.V.(1)                                       1,040
              24,417  Smit Internationale N.V.                               2,461
              35,982  Unit 4 Agresso N.V.                                      943
                                                                          --------
                                                                             6,078
                                                                          --------
NORWAY -- 3.7%
             555,161  Deep Sea Supply plc                                    2,508
             370,736  Golden Ocean Group Ltd.(2)                             2,358
             141,424  ODIM ASA(1)                                            2,127
             265,698  StepStone ASA(1)                                       1,115
                                                                          --------
                                                                             8,108
                                                                          --------
PEOPLE'S REPUBLIC OF CHINA -- 7.3%
              27,306  Agria Corp. ADR(1)                                       334
           1,190,000  Ajisen China Holdings Ltd.(1)                          1,858
             878,000  China National Building Material Co. Ltd. Cl H         3,822
              58,336  China Nepstar Chain Drugstore Ltd. ADR(1)(2)           1,087
           1,598,000  China Properties Group Ltd.                            1,084
           1,868,000  Fibrechem Technologies Ltd.(2)                         1,855
             739,000  Haitian International Holdings Ltd.                      523
             982,000  Li Ning Co. Ltd.(2)                                    3,335
           2,448,000  Shenzhen Investment Ltd.(2)                            1,870
                                                                          --------
                                                                            15,768
                                                                          --------
PHILIPPINES -- 0.2%
          14,141,800  Filinvest Land Inc.(1)                                   501
                                                                          --------
SINGAPORE -- 5.1%
           1,055,000  Epure International Ltd.(1)                            1,465
             814,000  Ezra Holdings Ltd.                                     1,887
             539,000  Midas Holdings Ltd.(2)                                   540
           2,195,000  Straits Asia Resources Ltd.(2)                         4,809
           1,016,000  Tat Hong Holdings Ltd.                                 2,244
                                                                          --------
                                                                            10,945
                                                                          --------
SOUTH AFRICA -- 1.6%
              93,545  JSE Ltd.                                               1,257
             272,410  Spar Group Ltd. (The)                                  2,259
                                                                          --------
                                                                             3,516
                                                                          --------

Shares                ($ IN THOUSANDS)                                       Value

SOUTH KOREA -- 4.8%
              69,070  Hotel Shilla Co. Ltd.                                 $1,886
              75,711  Jinsung T.E.C. Co., Ltd.(1)                              926
             127,180  LIG Non-Life Insurance Co., Ltd.                       3,152
               7,888  MegaStudy Co., Ltd.                                    2,676
              49,584  TK Corp.                                               1,710
                                                                          --------
                                                                            10,350
                                                                          --------
SPAIN -- 4.7%
             172,161  Grifols SA                                             3,989
             396,943  Tubacex SA(2)                                          4,177
              88,884  Viscofan SA                                            2,074
                                                                          --------
                                                                            10,240
                                                                          --------
SWEDEN -- 1.1%
             143,103  Intrum Justitia AB(2)                                  2,444
                                                                          --------
SWITZERLAND -- 3.9%
              11,500  Bucher Industries AG                                   2,845
               5,530  Galenica Holding AG                                    3,012
               5,411  Meyer Burger Technology AG(1)                          1,670
              12,350  SCHMOLZ+BICKENBACH AG                                  1,030
                                                                          --------
                                                                             8,557
                                                                          --------
TAIWAN (REPUBLIC OF CHINA) -- 0.9%
             433,000  Chicony Electronics Co. Ltd.                             799
             328,680  Merry Electronics Co. Ltd.                               999
                                                                          --------
                                                                             1,798
                                                                          --------
TURKEY -- 0.9%
             229,640  Asya Katilim Bankasi AS(1)                             1,894
                                                                          --------
UNITED KINGDOM -- 11.0%
             241,512  Babcock International Group plc                        2,929
              36,271  Chemring Group plc                                     1,599
             186,805  Hikma Pharmaceuticals plc                              1,815
             176,162  IG Group Holdings plc                                  1,483
             296,679  MITIE Group plc                                        1,681
             830,653  RAB Capital plc                                        1,463
             157,809  RPS Group plc                                            980
             340,390  Southern Cross Healthcare Ltd.                         4,041
              95,692  Spice plc                                                989
              65,242  Tradus plc(1)                                          2,290
              65,908  Wellstream Holdings plc(1)                             1,421
              89,651  WSP Group plc                                          1,268
             310,494  Xchanging Ltd.(1)                                      1,889
                                                                          --------
                                                                            23,848
                                                                          --------
TOTAL COMMON STOCKS
(Cost $162,227)                                                            209,968
                                                                          --------

------
22

International Opportunities

Shares                ($ IN THOUSANDS)                                       Value

Preferred Stocks -- 0.6%

GERMANY -- 0.6%
              17,535  Hugo Boss AG                                          $1,206
(Cost $524)
                                                                          --------

Temporary Cash Investments -- 2.1%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.25%, 8/15/23, valued at $4,587), in a joint trading account at 3.05%, dated
11/30/07, due 12/3/07 (Delivery value $4,501)
(Cost $4,500)                                                                4,500
                                                                          --------

Temporary Cash Investments - Securities
Lending Collateral(3) -- 14.7%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $10,004)         10,000

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due 12/3/07 (Delivery value
$11,906)                                                                    11,901

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery value
$10,004)                                                                    10,000
                                                                          --------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $31,901)                                                              31,901
                                                                          --------
TOTAL INVESTMENT SECURITIES -- 114.3%
(Cost $199,152)                                                            247,575
                                                                          --------
OTHER ASSETS AND LIABILITIES -- (14.3)%                                   (30,905)
                                                                          --------
TOTAL NET ASSETS -- 100.0%                                                $216,670
                                                                          ========

Market Sector Diversification
(as a % of net assets)
Industrials                      25.7%
Consumer Discretionary           16.3%
Financials                       11.5%
Materials                        11.0%
Information Technology           10.2%
Energy                            8.2%
Health Care                       6.5%
Consumer Staples                  5.6%
Utilities                         2.0%
Telecommunication Services        0.5%
Cash and Equivalents*             2.5%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $194,651 (in thousands), which represented 89.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of
Directors.

See Notes to Financial Statements.

------
23

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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24

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value       6/1/07 -         Expense
                    Value 6/1/07      11/30/07         11/30/07         Ratio*

International Stock

ACTUAL

Investor Class         $1,000        $1,075.50          $7.80            1.50%

HYPOTHETICAL

Investor Class         $1,000        $1,017.55          $7.59            1.50%

International Discovery

ACTUAL

Investor Class         $1,000        $1,080.40          $7.04            1.35%

Institutional
Class                  $1,000        $1,082.10          $6.00            1.15%

Advisor Class          $1,000        $1,079.40          $8.34            1.60%

HYPOTHETICAL

Investor Class         $1,000        $1,018.30          $6.83            1.35%

Institutional
Class                  $1,000        $1,019.30          $5.82            1.15%

Advisor Class          $1,000        $1,017.05          $8.09            1.60%

International Opportunities

ACTUAL

Investor Class         $1,000        $1,042.20          $9.22            1.80%

Institutional
Class                  $1,000        $1,042.80          $8.19            1.60%

HYPOTHETICAL

Investor Class         $1,000        $1,016.04          $9.10            1.80%

Institutional
Class                  $1,000        $1,017.05          $8.09            1.60%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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25

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)
                                   International    International    International
                                           Stock        Discovery    Opportunities
ASSETS

Investment securities, at
value (cost of $114,928,
$1,500,284 and $167,251,
respectively) -- including
$7,257, $50,160 and $30,481 of
securities on loan,
respectively                            $144,752       $1,916,468         $215,674

Investments made with cash
collateral received for
securities on loan, at value
(cost of $7,501, $49,850 and
$31,901, respectively)                     7,501           49,850           31,901
                                   -------------    -------------   --------------
Total investment securities,
at value (cost of $122,429,
$1,550,134 and $199,152,
respectively)                            152,253        1,966,318          247,575

Cash                                          --              633               --

Foreign currency holdings, at
value (cost of $-, $7,314 and
$1,009, respectively)                         --            7,294            1,013

Receivable for investments sold            1,528           31,552            2,657

Dividends and interest
receivable                                   229            1,821              673
                                   -------------    -------------   --------------
                                         154,010        2,007,618          251,918
                                   -------------    -------------   --------------

LIABILITIES

Disbursements in excess of
demand deposit cash                          224               --              186

Payable for collateral
received for securities on loan            7,501           49,850           31,901

Payable for investments
purchased                                  1,295           49,111            2,837

Accrued management fees                      178            2,105              324

                                   -------------    -------------   --------------
                                           9,198          101,066           35,248
                                   -------------    -------------   --------------

NET ASSETS                              $144,812       $1,906,552         $216,670
                                   =============    =============    =============

See Notes to Financial Statements.

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26

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS EXCEPT AS NOTED)
                                International      International     International
                                        Stock          Discovery     Opportunities
NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                     $108,855         $1,059,034          $118,861
Undistributed net investment
income                                    935              6,987             1,023

Undistributed net realized
gain on investment and
foreign currency transactions           5,206            424,762            48,409

Net unrealized appreciation
on investments and
translation of assets and
liabilities in foreign
currencies                             29,816            415,769            48,377
                                -------------    ---------------     -------------
                                     $144,812         $1,906,552          $216,670
                                =============    ===============     =============

INVESTOR CLASS, $0.01 PAR
VALUE ($ AND SHARES IN FULL)

Net assets                       $144,812,053     $1,758,334,824      $212,157,420

Shares outstanding                  8,758,992         95,580,864        18,652,511

Net asset value per share              $16.53             $18.40            $11.37

INSTITUTIONAL CLASS, $0.01
PAR VALUE ($ AND SHARES IN
FULL)

Net assets                                N/A       $145,723,196        $4,512,753

Shares outstanding                        N/A          7,840,680           394,428

Net asset value per share                 N/A             $18.59            $11.44

ADVISOR CLASS, $0.01 PAR
VALUE ($ AND SHARES IN FULL)

Net assets                                N/A         $2,493,976               N/A

Shares outstanding                        N/A            137,932               N/A

Net asset value per share                 N/A             $18.08               N/A

See Notes to Financial Statements.

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27

STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)
                                 International     International     International
                                         Stock         Discovery     Opportunities

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign
taxes withheld of $241,
$2,016 and $310,
respectively)                          $ 2,818          $ 27,301           $ 3,733

Interest                                    95             1,221               156

Securities lending                          85               460               276
                                  ------------      ------------      ------------
                                         2,998            28,982             4,165
                                  ------------      ------------      ------------

EXPENSES:

Management fees                          1,924            23,428             3,742

Distribution and service
fees -- Advisor Class                       --                 1                --

Directors' fees and expenses                 2                31                 4

Other expenses                               1                72                 8
                                  ------------      ------------      ------------
                                         1,927            23,532             3,754
                                  ------------      ------------      ------------

NET INVESTMENT INCOME (LOSS)             1,071             5,450               411
                                  ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

Investment transactions (net
of foreign taxes accrued of
$--, $1,397 and $2,
respectively)                            1,900           353,922            40,588

Foreign currency
transactions                             4,090            76,634             9,282
                                  ------------      ------------      ------------
                                         5,990           430,556            49,870
                                  ------------      ------------      ------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON:

Investments (net of foreign
taxes accrued of $(13), $79
and $(15), respectively)                12,810            20,907             6,728

Translation of assets and
liabilities in foreign
currencies                               4,624            14,773             1,156
                                  ------------      ------------      ------------
                                        17,434            35,680             7,884
                                  ------------      ------------      ------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                             23,424           466,236            57,754
                                  ------------      ------------      ------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                             $24,495          $471,686           $58,165
                                  ============      ============      ============

See Notes to Financial Statements.

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28

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006 (AMOUNTS IN THOUSANDS)
                                           International             International
                                                   Stock                 Discovery
Increase (Decrease) in Net Assets         2007      2006         2007         2006

OPERATIONS

Net investment income (loss)           $ 1,071      $229       $5,450    $ (1,254)

Net realized gain (loss)                 5,990     (508)      430,556      372,416

Change in net unrealized
appreciation (depreciation)             17,434    11,102       35,680       90,140
                                      --------   -------   ----------   ----------
Net increase (decrease) in net
assets resulting from operations        24,495    10,823      471,686      461,302
                                      --------   -------   ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                          (320)     (155)           --      (9,106)

 Institutional Class                        --        --           --      (2,071)

From net realized gains:

 Investor Class                             --        --    (348,488)    (200,178)

 Institutional Class                        --        --     (25,425)     (36,186)

 Advisor Class                              --        --          (3)         (12)
                                      --------   -------   ----------   ----------
Decrease in net assets from
distributions                            (320)     (155)    (373,916)    (247,553)
                                      --------   -------   ----------   ----------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net
assets from capital share
transactions                            30,456    59,171      255,971     (12,037)
                                      --------   -------   ----------   ----------

NET INCREASE (DECREASE) IN NET
ASSETS                                  54,631    69,839      353,741      201,712

NET ASSETS

Beginning of period                     90,181    20,342    1,552,811    1,351,099
                                      --------   -------   ----------   ----------

End of period                         $144,812   $90,181   $1,906,552   $1,552,811
                                      ========   =======   ==========   ==========

Accumulated undistributed net
investment income (loss)                  $935       $87       $6,987        $(54)
                                      ========   =======   ==========   ==========

See Notes to Financial Statements.

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29

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006 (AMOUNTS IN THOUSANDS)
                                                                     International
                                                                     Opportunities
Increase (Decrease) in Net Assets                               2007          2006

OPERATIONS

Net investment income (loss)                                   $ 411        $(122)

Net realized gain (loss)                                      49,870        52,034

Change in net unrealized appreciation (depreciation)           7,884       (7,653)
                                                           ---------     ---------
Net increase (decrease) in net assets resulting from
operations                                                    58,165        44,259
                                                           ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                                 (46)         (213)

 Institutional Class                                             (3)            --

From net realized gains:

 Investor Class                                             (52,245)      (48,721)

 Institutional Class                                           (352)           (8)
                                                           ---------     ---------
Decrease in net assets from distributions                   (52,646)      (48,942)
                                                           ---------     ---------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                            29,320      (11,714)
                                                           ---------     ---------

NET INCREASE (DECREASE) IN NET ASSETS                         34,839      (16,397)

NET ASSETS

Beginning of period                                          181,831       198,228
                                                           ---------     ---------
End of period                                               $216,670      $181,831
                                                           =========     =========

Accumulated undistributed net
investment income (loss)                                      $1,023        $(174)
                                                           =========     =========

See Notes to Financial Statements.

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30

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Stock Fund
(International Stock), International Discovery Fund (International Discovery)
and International Opportunities Fund (International Opportunities)
(collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objective is to seek capital growth. The funds pursue their objective by investing primarily in equity securities of foreign companies.
International Stock primarily invests in securities of issuers in developed foreign countries that are large-sized companies. International Discovery primarily invests in securities of issuers in developed or emerging market countries that are small- to medium-sized companies at the time of purchase.
International Opportunities primarily invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Stock is authorized to issue the Investor
Class. International Discovery is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. International Opportunities is
authorized to issue the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

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31

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

REDEMPTION -- International Stock may impose a 2.00% redemption fee on shares held less then 60 days. International Discovery and International
Opportunities may impose a 2.00% redemption fee on shares held less than 180 days. These fees may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed. These redemption fees are retained by the funds and help cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

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32

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of International Discovery approved a change to the class's fee structure. The change was approved by the
Board of Directors on November 29, 2006 and March 7, 2007. Effective September
4, 2007, the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACGIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for International Stock ranges from 1.10% to
1.50% for the Investor Class. The annual management fee schedule for
International Discovery ranges from 1.20% to 1.75% for the Investor Class and
Advisor Class. The annual management fee schedule for International
Opportunities ranges from 1.60% to 2.00% for the Investor Class. The
Institutional Class is 0.20% less at each point within the range. Prior to
September 4, 2007, the Advisor Class was 0.25% less at each point within the range for International Discovery. The effective annual management fee for each class of each fund for the year ended November 30, 2007, was as follows:

                                 Investor   Institutional   Advisor
International Stock                1.50%         N/A          N/A
International Discovery            1.35%        1.15%        1.29%
International Opportunities        1.80%        1.60%         N/A

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

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33

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

DISTRIBUTION AND SERVICE FEE -- The Board of Directors has adopted a Master
Distribution and Individual Shareholder Services Plan (the plan) for the
Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS)
an annual distribution and service fee of 0.25%. Prior to September 4, 2007, the Board of Directors had adopted a Master Distribution and Shareholder
Services Plan for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act, which provided that the Advisor Class would pay ACIS an annual distribution fee of 0.25% and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plans during the year ended November
30, 2007, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American
Century Services, LLC.

Beginning in December 2006, the funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of
JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2007, were as follows:

                        International         International          International
                                Stock             Discovery          Opportunities

Purchases                    $164,331            $2,779,903               $303,879

Proceeds from
sales                        $131,374            $2,896,069               $326,402

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                               Year ended               Year ended
                                        November 30, 2007        November 30, 2006
                                     Shares        Amount     Shares        Amount

International Stock

INVESTOR CLASS/SHARES AUTHORIZED    100,000                  100,000
                                   ========                 ========
Sold                                  4,667       $69,026      6,064       $75,036

Issued in reinvestment of
distributions                            23           314         14           152

Redeemed                            (2,577)   (38,884)(1)    (1,309)   (16,017)(2)
                                   --------   -----------   --------   -----------
Net increase (decrease)               2,113       $30,456      4,769       $59,171
                                   ========   ===========   ========   ===========

(1) Net of redemption fees of $30.

(2) Net of redemption fees of $37.

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34

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

                                              Year ended                Year ended
                                       November 30, 2007         November 30, 2006
                                   Shares         Amount     Shares         Amount

International Discovery
INVESTOR CLASS/SHARES
AUTHORIZED                        400,000                   400,000
                                =========                  ========
Sold                                8,720       $151,608      5,524        $89,151

Issued in reinvestment of
distributions                      22,035        328,727     14,024        198,371

Redeemed                         (15,512)   (258,448)(1)   (11,071)   (179,701)(2)
                                ---------   ------------   --------   ------------
                                   15,243        221,887      8,477        107,821
                                ---------   ------------   --------   ------------
INSTITUTIONAL CLASS/SHARES
AUTHORIZED                         75,000                    75,000
                                =========                  ========

Sold                                1,808         31,398      5,976         97,632

Issued in reinvestment of
distributions                       1,690         25,425      2,683         38,220

Redeemed                          (1,485)    (25,232)(3)   (15,621)   (255,645)(4)
                                ---------   ------------   --------   ------------
                                    2,013         31,591    (6,962)      (119,793)
                                ---------   ------------   --------   ------------
ADVISOR CLASS/SHARES
AUTHORIZED                          5,000                     5,000
                                =========                  ========
Sold                                  142          2,568         --             --

Issued in reinvestment of
distributions                          --              3          1             12

Redeemed                              (4)        (78)(5)        (5)           (77)
                                ---------   ------------   --------   ------------
                                      138          2,493        (4)           (65)
                                ---------   ------------   --------   ------------
Net increase (decrease)            17,394       $255,971      1,511      $(12,037)
                                =========   ============   ========   ============

International Opportunities

INVESTOR CLASS/SHARES
AUTHORIZED                        100,000                    10,000
                                =========                  ========
Sold                                  108         $1,145         96         $1,070

Issued in reinvestment of
distributions                       5,745         51,241      4,719         48,005

Redeemed                          (2,527)    (26,039)(6)    (5,636)       (61,797)
                                ---------   ------------   --------   ------------
                                    3,326         26,347      (821)       (12,722)
                                ---------   ------------   --------   ------------
INSTITUTIONAL CLASS/SHARES
AUTHORIZED                         10,000                    10,000
                                =========                  ========
Sold                                  261          2,618         90          1,000

Issued in reinvestment of
distributions                          40            355          1              8
                                ---------   ------------   --------   ------------
                                      301          2,973         91          1,008
                                ---------   ------------   --------   ------------
Net increase (decrease)             3,627        $29,320      (730)      $(11,714)
                                =========   ============   ========   ============

(1) Net of redemption fees of $102.

(2) Net of redemption fees of $90.

(3) Net of redemption fees of $23.

(4) Net of redemption fees of $164.

(5) Net of redemption fees of $2.

(6) Net of redemption fees of $1.

------
35

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

5. SECURITIES LENDING

As of November 30, 2007, securities in International Stock, International
Discovery and International Opportunities valued at $7,257, $50,160 and
$30,481, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM or ACGIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $7,501, $49,850 and
$31,901, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500 million unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended
November 30, 2007.

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement with Bank of America, N.A. (the Bank of America agreement). The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the Bank of America agreement bear interest at the Federal Funds rate plus 0.40%.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

8. FEDERAL TAX INFORMATION

On December 18, 2007, the funds declared and paid the following per-share distributions from net investment income to shareholders of record on December
17, 2007:

                                 Investor   Institutional   Advisor

International Stock               $0.1233        N/A          N/A

International Discovery           $0.0514      $0.0858      $0.0084

International Opportunities       $0.0491      $0.0700        N/A

On December 18, 2007, International Stock, International Discovery and
International Opportunities declared and paid a per-share distribution from net realized gains to shareholders of record on December 17, 2007 of $0.6521,
$3.7176 and $2.4668, respectively, for each class of the funds.

------
36

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

The tax character of distributions paid during the years ended November 30,
2007 and November 30, 2006 were as follows:

                              International Stock   International Discovery
                                  2007       2006         2007         2006
DISTRIBUTIONS PAID FROM

Ordinary income                   $320       $155     $117,025     $115,168

Long-term capital gains             --         --     $256,891     $132,385

                              International Opportunities
                                      2007           2006
DISTRIBUTIONS PAID FROM

Ordinary income                     $9,422        $19,416

Long-term capital gains            $43,224        $29,526

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                  International    International     International
                                          Stock        Discovery     Opportunities
Federal tax cost of
investments                            $122,751       $1,554,564          $199,770
                                   ============    =============     =============
Gross tax appreciation of
investments                             $30,592         $447,852           $53,859

Gross tax depreciation of
investments                             (1,090)         (36,098)           (6,054)
                                   ------------    -------------     -------------
Net tax appreciation
(depreciation) of investments           $29,502         $411,754           $47,805
                                   ============    =============     =============
Net tax appreciation
(depreciation) on derivatives
and translation of assets and
liabilities in foreign
currencies                                 $(7)           $(285)             $(59)
                                   ------------    -------------     -------------
Net tax appreciation
(depreciation)                          $29,495         $411,469           $47,746
                                   ============    =============     =============
Undistributed ordinary income            $3,003         $142,707           $18,331

Accumulated long-term gains              $3,692         $293,720           $31,732

Capital loss deferrals                   $(233)               --                --

Currency loss deferrals                      --           $(378)                --

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

The capital and currency loss deferrals listed above represent net capital and foreign currency losses incurred in the one-month period ended November 30,
2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
37

NOVEMBER 30, 2007 (AMOUNTS IN THOUSANDS)

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

10. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2007.

The funds hereby designate capital gain distributions for the fiscal year ended November 30, 2007, as follows:

  International Stock    International Discovery   International Opportunities
          --                   $256,891,012                $43,224,332

For corporate taxpayers, ordinary income distributions paid during the fiscal year ended November 30, 2007, qualify for the corporate dividends received deduction as follows:

  International Stock    International Discovery   International Opportunities
        $6,559                      --                          --

The funds hereby designate qualified short-term capital gains distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended
November 30, 2007, as follows:

  International Stock    International Discovery   International Opportunities
          --                   $117,024,896                 $9,372,754

As of November 30, 2007, the funds designate the following as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States:

  International Stock    International Discovery   International Opportunities
        $98,831                  $803,250                    $168,496

------
38

FINANCIAL HIGHLIGHTS
International Stock

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                                   2007      2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period             $13.57    $10.84     $10.00
                                               --------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)                      0.13      0.06    0.06(2)

 Net Realized and Unrealized Gain (Loss)           2.88      2.74       0.78
                                               --------   -------   --------
 Total From Investment Operations                  3.01      2.80       0.84
                                               --------   -------   --------
Distributions

 From Net Investment Income                      (0.05)    (0.08)         --
                                               --------   -------   --------
Redemption Fees(2)                                --(3)      0.01         --
                                               --------   -------   --------
Net Asset Value, End of Period                   $16.53    $13.57     $10.84
                                               ========   =======   ========

TOTAL RETURN(4)                                  22.22%    26.07%      8.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                                1.50%     1.50%   1.50%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             0.83%     0.40%   0.91%(5)

Portfolio Turnover Rate                            103%      109%       109%

Net Assets, End of Period (in thousands)       $144,812   $90,181    $20,342

(1) March 31, 2005 (fund inception) through November 30, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
39

International Discovery

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                           2007        2006         2005         2004         2003

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $18.01      $15.94       $15.11       $12.75        $9.32
                     ----------  ----------   ----------   ----------   ----------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(1)                 0.05      (0.02)         0.14       (0.01)         0.03

 Net Realized
 and
 Unrealized
 Gain (Loss)               4.60        5.00         2.97         2.40         3.42
                     ----------  ----------   ----------   ----------   ----------
 Total From
 Investment
 Operations                4.65        4.98         3.11         2.39         3.45
                     ----------  ----------   ----------   ----------   ----------
Distributions

 From Net
 Investment
 Income                      --      (0.13)           --       (0.03)       (0.02)

 From Net
 Realized
 Gains                   (4.26)      (2.78)       (2.28)           --           --
                     ----------  ----------   ----------   ----------   ----------
 Total
 Distributions           (4.26)      (2.91)       (2.28)       (0.03)       (0.02)
                     ----------  ----------   ----------   ----------   ----------
Net Asset Value,
End of Period            $18.40      $18.01       $15.94       $15.11       $12.75
                     ==========  ==========   ==========   ==========   ==========

TOTAL RETURN(2)          32.18%      36.41%       24.30%       18.76%       37.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net Assets        1.36%       1.41%        1.47%        1.49%        1.57%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                0.30%     (0.11)%        1.02%      (0.06)%        0.27%

Portfolio
Turnover Rate              162%        148%         145%         201%         215%

Net Assets, End
of Period (in
thousands)           $1,758,335  $1,446,955   $1,145,623   $1,112,870   $1,028,934

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
40

International Discovery

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                   2007       2006      2005       2004       2003

PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $18.16     $16.06    $15.21     $12.84      $9.39
                               --------   --------  --------   --------   --------
Income From Investment
Operations

 Net Investment
 Income (Loss)(1)                  0.09       0.04      0.17       0.02       0.05

 Net Realized and
 Unrealized Gain (Loss)            4.64       5.00      2.99       2.40       3.43
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             4.73       5.04      3.16       2.42       3.48
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income                   --     (0.16)        --     (0.05)     (0.03)
                               --------   --------  --------   --------   --------

 From Net Realized Gains         (4.30)     (2.78)    (2.31)         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (4.30)     (2.94)    (2.31)     (0.05)     (0.03)
                               --------   --------  --------   --------   --------
Net Asset Value, End of
Period                           $18.59     $18.16    $16.06     $15.21     $12.84
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  32.45%     36.65%    24.56%     18.94%     37.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             1.16%      1.21%     1.27%      1.29%      1.37%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                        0.50%      0.09%     1.22%      0.14%      0.47%

Portfolio Turnover Rate            162%       148%      145%       201%       215%

Net Assets, End of Period
(in thousands)                 $145,723   $105,849  $205,406   $165,600   $147,531

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
41

International Discovery

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                                         2007      2006     2005     2004     2003

PER-SHARE DATA

Net Asset Value,
Beginning of Period                    $17.76    $15.75   $14.95   $12.63    $9.23
                                       ------   -------   ------  -------   ------
Income From Investment Operations

 Net Investment Income (Loss)(1)         0.07    (0.08)     0.10   (0.05)     0.01

 Net Realized and
 Unrealized Gain (Loss)                  4.46      4.96     2.95     2.37     3.39
                                       ------   -------   ------  -------   ------
 Total From
 Investment Operations                   4.53      4.88     3.05     2.32     3.40
                                       ------   -------   ------  -------   ------
Distributions

 From Net Investment Income                --    (0.09)       --       --       --

 From Net Realized Gains               (4.21)    (2.78)   (2.25)       --       --
                                       ------   -------   ------  -------   ------
 Total Distributions                   (4.21)    (2.87)   (2.25)       --       --
                                       ------   -------   ------  -------   ------
Net Asset Value, End of Period         $18.08    $17.76   $15.75   $14.95   $12.63
                                       ======   =======   ======  =======   ======

TOTAL RETURN(2)                        31.83%    36.08%   24.01%   18.37%   36.84%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                      1.61%     1.66%    1.72%    1.74%    1.82%

Ratio of Net Investment Income
(Loss) to Average Net Assets            0.05%   (0.36)%    0.77%  (0.31)%    0.02%

Portfolio Turnover Rate                  162%      148%     145%     201%     215%

Net Assets, End of Period (in
thousands)                             $2,494        $7      $70     $201     $161

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
42

International Opportunities

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                    2007       2006      2005       2004      2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $11.79     $12.27     $9.35      $7.62     $4.73
                                --------   --------  --------   --------   -------
Income From Investment
Operations

 Net Investment
 Income (Loss)(1)                   0.02     (0.01)      0.02     (0.05)    (0.01)

 Net Realized and
 Unrealized Gain (Loss)             2.94       2.53      3.19       2.03      2.90
                                --------   --------  --------   --------   -------
 Total From
 Investment Operations              2.96       2.52      3.21       1.98      2.89
                                --------   --------  --------   --------   -------
Distributions

 From Net
 Investment Income                 --(2)     (0.01)        --         --    (0.01)

 From Net Realized Gains          (3.38)     (2.99)    (0.29)     (0.27)        --
                                --------   --------  --------   --------   -------
 Total Distributions              (3.38)     (3.00)    (0.29)     (0.27)    (0.01)
                                --------   --------  --------   --------   -------
Redemption Fees(1)                 --(2)      --(2)     --(2)       0.02      0.01
                                --------   --------  --------   --------   -------
Net Asset Value, End of
Period                            $11.37     $11.79    $12.27      $9.35     $7.62
                                ========   ========  ========   ========   =======

TOTAL RETURN(3)                   33.73%     25.37%    35.28%     27.14%    61.54%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets              1.81%      1.85%     1.91%      1.97%     2.00%

Ratio of Net Investment
Income (Loss) to Average Net
Assets                             0.19%    (0.06)%     0.20%    (0.63)%   (0.23)%

Portfolio Turnover Rate             149%       160%      112%       139%      219%

Net Assets, End of Period
(in thousands)                  $212,157   $180,732  $198,197   $176,100   $72,008

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
43

International Opportunities

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
(except as noted)
                                        2007     2006    2005      2004    2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of
Period                                $11.85   $12.32   $9.37     $7.63      $4.80
                                      ------   ------  ------   -------   --------
Income From Investment Operations

 Net Investment Income
 (Loss)(2)                              0.06     0.02    0.10    (0.03)       0.01

 Net Realized and Unrealized
 Gain (Loss)                            2.94     2.54    3.14      2.04       2.81
                                      ------   ------  ------   -------   --------
 Total From Investment
 Operations                             3.00     2.56    3.24      2.01       2.82
                                      ------   ------  ------   -------   --------
Distributions

 From Net Investment Income           (0.03)   (0.04)      --        --         --

 From Net Realized Gains              (3.38)   (2.99)  (0.29)    (0.29)         --
                                      ------   ------  ------   -------   --------
 Total Distributions                  (3.41)   (3.03)  (0.29)    (0.29)         --
                                      ------   ------  ------   -------   --------
Redemption Fees(2)                     --(3)    --(3)   --(3)      0.02       0.01
                                      ------   ------  ------   -------   --------
Net Asset Value, End of Period        $11.44   $11.85  $12.32     $9.37      $7.63
                                      ======   ======  ======   =======   ========

TOTAL RETURN(4)                       33.97%   25.66%  35.53%    27.50%     58.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets                     1.61%    1.65%   1.71%     1.77%   1.80%(5)

Ratio of Net Investment Income
(Loss) to Average Net Assets           0.39%    0.14%   0.40%   (0.43)%   0.18%(5)

Portfolio Turnover Rate                 149%     160%    112%      139%    219%(6)

Net Assets, End of Period (in
thousands)                            $4,513   $1,099     $31   $10,868     $8,523

(1) January 9, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of International Stock Fund,
International Discovery Fund and International Opportunities Fund (the
"Funds"), three of the mutual funds comprising American Century World Mutual
Funds, Inc., as of November 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
November 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of American Century World Mutual Funds, Inc. as of
November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2008

------
45

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposals. The proposals received the required number of votes of the American Century World Mutual Funds, Inc. or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century World
Mutual Funds, Inc. (the proposal was voted on by all shareholders of funds issued by American Century World Mutual Funds, Inc.).

James E. Stowers, Jr.       For:                4,492,465,030
                            Withhold:              84,151,860
                            Abstain:                        0
                            Broker Non-Vote:                0

Jonathan S. Thomas          For:                4,496,101,969
                            Withhold:              80,514,921
                            Abstain:                        0
                            Broker Non-Vote:                0

Thomas A. Brown             For:                4,497,551,079
                            Withhold:              79,065,811
                            Abstain:                        0
                            Broker Non-Vote:                0

Andrea C. Hall              For:                4,497,808,657
                            Withhold:              78,808,233
                            Abstain:                        0
                            Broker Non-Vote:                0

James A. Olson              For:                4,497,582,906
                            Withhold:              79,033,984
                            Abstain:                        0
                            Broker Non-Vote:                0

Donald H. Pratt             For:                4,496,273,853
                            Withhold:              80,343,037
                            Abstain:                        0
                            Broker Non-Vote:                0

Gale E. Sayers              For:                4,496,553,346
                            Withhold:              80,063,544
                            Abstain:                        0
                            Broker Non-Vote:                0

M. Jeannine Strandjord      For:                4,494,879,736
                            Withhold:              81,737,154
                            Abstain:                        0
                            Broker Non-Vote:                0

Timothy S. Webster          For:                4,497,903,345
                            Withhold:              78,713,545
                            Abstain:                        0
                            Broker Non-Vote:                0

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46

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class of International
Discovery. This proposal was voted on by the Advisor Class shareholders of
International Discovery.

                                     International Discovery
For:                                                 141,301
Against:                                                   0
Abstain:                                                   0
Broker Non-Vote:                                           0

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47

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Global Investment Management, Inc. (ACGIM) or American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the
American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM, or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------
48

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

------
49

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); Founder and Principal,
Growth Consulting and Investments LLC (November 2007 to present); President and Chief Executive Officer, American Italian Pasta Company (2001 to December
2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century funds (1997 to
September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------
50

SHARE CLASS INFORMATION

One class of shares is authorized for sale by International Stock: Investor
Class. Three classes of shares are authorized for sale by International
Discovery: Investor Class, Institutional Class and Advisor Class. Two classes of shares are authorized for sale by International Opportunities: Investor
Class and Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratio of
Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectuses contain additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. The unified management fee for Advisor Class shares is the same as for Investor Class shares. Advisor Class shares are subject to a 0.25% annual
Rule 12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

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51

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
52

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE® GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE® VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

The S&P/CITIGROUP EMI (EXTENDED MARKET INDEX) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

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53

NOTES

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54

NOTES

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55

NOTES

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56

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0801
SH-ANN-57974S

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report                 November 30, 2007

[winter photo]

Life Sciences Fund
Technology Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the annual report for the American Century® Life Sciences and Technology funds for the 12 months ended November 30, 2007. I am honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the ACC board in July 2007, his final step in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and the leadership team of American Century Investments.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
American Century Companies, Inc. (ACC) board of directors with Richard Brown, who has been on the board since 1998.

American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
        Market Returns . . . . . . . . . . . . . . . . . . . . . . . . . .      2

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Enrique Chang, Chief Investment Officer, American Century Investments

STOCKS ADVANCED DESPITE INCREASE IN VOLATILITY

The broad U.S. stock indexes gained ground for the 12 months ended November
30, 2007, despite facing a confluence of challenges that led to extraordinary market volatility.

The stock market generally rallied during the first half of the period, with the exception of a brief drop in late February caused by a drop in the Chinese stock market and growing financial troubles among subprime mortgage lenders.
Stocks benefited from corporate earnings growth, which gradually decelerated but continued to surpass expectations, and robust merger activity, which continued at a brisk pace thanks to leveraged buy-outs from private equity firms.

After reaching all-time highs in mid-July, however, the major stock indexes declined sharply as subprime lending problems worsened, leading to a credit crisis that threatened to derail the economic expansion. Tighter lending standards crimped funding for leveraged buy-outs, removing an important leg of support for the stock market, and rising energy and commodity prices sparked inflation worries despite slowing economic activity.

As investors grew increasingly risk-averse, the Federal Reserve (the Fed)
lowered its discount rate in mid-August and its federal funds rate target in both September and October -- the Fed's first rate cuts since June 2003. The
Fed's actions helped alleviate some of the credit and economic concerns, allowing the major stock indexes to stage an uneven recovery in September and
October. However, stocks finished the period on a down note, declining in
November amid reports of further subprime-related losses. Energy was the best-performing sector in the stock market during the 12-month period, benefiting from a 40% increase in the price of oil. Materials and utilities stocks also fared well. The only two sectors of the market to decline during the period were financials and consumer discretionary.

ECONOMIC STRENGTH BOOSTED FOREIGN STOCKS

Overseas stock markets comfortably outperformed domestic equities during the period, benefiting from strong economic conditions outside the U.S. Weakness in the U.S. dollar also contributed favorably to international stock returns.
By far, emerging markets generated the best results, while Pacific Rim countries (excluding Japan, which posted modest gains) were the top performers among developed markets.

Market Returns
For the 12 months ended November 30, 2007

U.S. STOCKS
Russell 1000 Index (Large-Cap)        7.83%
Russell Midcap Index                  5.92%
Russell 2000 Index (Small-Cap)        -1.17%

FOREIGN STOCKS
MSCI EAFE Index                       17.30%
MSCI EM Index                         45.57%

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2

PERFORMANCE
Life Sciences

Total Returns as of November 30, 2007
                                                Average Annual Returns
                                                              Since     Inception
                                       1 year    5 years    Inception      Date
INVESTOR CLASS                         14.94%    11.12%       2.84%      6/30/00
S&P COMPOSITE 1500 HEALTH CARE
INDEX(1)                               11.93%     8.41%       2.82%         --
S&P 500 INDEX(1)                        7.72%    11.63%       1.95%         --
Institutional Class                    15.12%    11.33%       2.36%      7/17/00
Advisor Class                          14.59%    10.90%       1.40%      11/14/00
C Class                                13.68%    10.11%       2.50%      11/29/01

(1) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Life Sciences

Growth of $10,000 Over Life of Class

$10,000 investment made June 30, 2000

One-Year Returns Over Life of Class
Periods ended November 30
                2000*     2001      2002      2003     2004    2005     2006     2007
Investor        5.60%    -5.35%    -27.31%   23.16%   7.57%   13.43%   -1.88%   14.94%
Class
S&P Composite   7.11%    -6.10%    -18.37%    8.06%   2.91%   10.26%    9.09%   11.93%
1500 Health
Care Index
S&P 500        -9.16%   -12.22%    -16.51%   15.09%   12.86%   8.44%   14.23%    7.72%
Index

*From 6/30/00, the Investor's Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
Life Sciences

Portfolio Managers: Arnold Douville and Christy Turner

PERFORMANCE SUMMARY

Life Sciences returned 14.94%* for the 12 months ended November 30, 2007. The portfolio's benchmark, the S&P Composite 1500 Health Care Index, returned
11.93%. The broader equity market, represented by the S&P 500 Index, returned
7.72%. The portfolio outperformed the average return for the 180 funds in the
Lipper Health/Biotechnology Funds category, which returned 11.73%.**

Periods of volatility in the equity markets generally led to better performance from companies with stable earnings-growth prospects. This sentiment helped the health care sector and led to gains in the portfolio and its benchmark.

We also allocated a portion of Life Science's assets to holdings of companies outside of the United States. The portfolio benefited from this allocation, as international stocks generated higher returns than the domestic market, boosted by improving global economic conditions and a declining U.S. dollar.

STOCK SELECTION DROVE RESULTS

Strong stock selection throughout the health care industry accounted for the majority of the portfolio's outperformance relative to the benchmark.
Additionally, overweights in health care equipment and life sciences tools and services and an underweight in the struggling pharmaceuticals area contributed positively to the portfolio's performance.

In the health care equipment category, our overweight position in Respironics, a manufacturer of respiratory products that treat sleep disorders, boosted performance. The company, which reported record earnings and revenue growth in the third calendar quarter of 2007, was among the portfolio's top-10 contributors for the reporting period.

Our position in Waters Corp. was the top contributor in the life sciences tools and services segment and one of the portfolio's top 10 contributing securities. The company, which produces analytical instruments for research labs, experienced strong stock gains due to earnings growth and a favorable spending environment.

Another top contributor was Thermo Fisher Scientific, which has prospered since the merger of Thermo Electron and Fisher Scientific International
created the company in late 2006. The supplier of laboratory devices reported solid revenues and profits and increased its full-year earnings and revenue projections for 2007.

Top Ten Holdings as of November 30, 2007
                                      % of         % of
                                   net assets   net assets
                                      as of        as of
                                    11/30/07      5/31/07
Merck & Co., Inc                      5.8%         4.9%
Thermo Fisher Scientific Inc.         5.6%         5.1%
Johnson & Johnson                     5.1%         2.6%
Abbott Laboratories                   4.3%         3.5%
Manor Care, Inc.                      4.1%         3.6%
Gilead Sciences, Inc                  3.7%         2.6%
Baxter International Inc.             3.6%         3.2%
Respironics, Inc.                     3.0%         2.8%
Schering-Plough Corp.                 2.9%         1.5%
Novartis AG ADR                       2.8%         2.5%

* All fund returns referenced in this commentary are for Investor Class shares.

** As of November 30, 2007, the five-year average return for the 144 funds in the Lipper category was 11.93%.

------
5

Life Sciences

UNDERWEIGHTS HELPED IN PHARMACEUTICALS

Although pharmaceuticals represented the largest weighting in the portfolio, our hefty underweight compared to the benchmark was a positive influence on relative performance. Our underweighted positions in some drug makers (such as
Johnson & Johnson), and avoidance of others (including Pfizer and Eli Lilly), paid off during the reporting period. Many drug companies posted significant losses -- some due to regulatory issues and others due to disappointing financial results -- and our strategy helped the portfolio's relative performance.

OUT-OF-BENCHMARK POSITIONS HELPED

A small, out-of-benchmark weighting to the materials industry contributed favorably to the portfolio's relative performance. Specifically, in the materials sector, our exposure to the chemicals industry through a position in
Sigma-Aldrich Corp. was a positive influence.

INDIVIDUAL NAMES DETRACTED

All sectors in which the portfolio invested contributed positively to relative performance. In general, detractors included stocks that performed well but were either not represented or were underweighted in the portfolio. For example, Medco Health Solutions, the pharmacy benefit manager, represented the largest individual detractor to the portfolio's relative performance. This outperforming stock was included in the benchmark but not in the portfolio.

STARTING POINT FOR NEXT REPORTING PERIOD

Regardless of the macro-economic environment, we will continue to emphasize companies exhibiting accelerating earnings in our attempt to build and maintain a portfolio of strong individual companies. Our investment decisions may result in shifts in industry weightings, but any such developments stem from a fundamental, bottom-up assessment of each company's merits.

Top Five Industries as of November 30, 2007
                                         % of         % of
                                      net assets   net assets
                                         as of        as of
                                       11/30/07      5/31/07
Pharmaceuticals                          34.8%        29.3%
Health Care Equipment & Supplies         24.1%        27.5%
Health Care Providers & Services         16.8%        24.3%
Life Sciences Tools & Services           9.9%         11.3%
Biotechnology                            8.3%         4.7%

Types of Investments in Portfolio
                                         % of         % of
                                      net assets   net assets
                                        as of         as of
                                       11/30/07      5/31/07
Domestic Common Stocks                  82.6%         84.1%
Foreign Common Stocks(1)                16.2%         15.1%
TOTAL COMMON STOCKS                     98.8%         99.2%
Temporary Cash Investments               1.4%         0.8%
Other Assets & Liabilities              (0.2)%        --(2)

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

(2) Category is less than 0.05% of total net assets.

------
6

SCHEDULE OF INVESTMENTS
Life Sciences

NOVEMBER 30, 2007

Shares                                                                       Value

Common Stocks -- 98.8%
BIOTECHNOLOGY -- 8.3%
         22,000  Biogen Idec Inc.(1)                                   $ 1,630,640
         25,051  Celgene Corp.(1)                                        1,541,889
         14,000  Genentech, Inc.(1)                                      1,067,500
         82,542  Gilead Sciences, Inc.(1)                                3,841,505
         24,000  PDL BioPharma Inc.(1)                                     425,040
                                                                      ------------
                                                                         8,506,574
                                                                      ------------
CHEMICALS -- 2.3%
         44,250  Sigma-Aldrich Corp.                                     2,329,763
                                                                      ------------
FOOD & STAPLES RETAILING -- 1.6%
         40,500  CVS/Caremark Corp.                                      1,623,645
                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 24.1%
         20,000  Alcon, Inc.                                             2,782,800
         13,000  C.R. Bard, Inc.                                         1,098,890
         62,068  Baxter International Inc.                               3,716,011
         15,570  Beckman Coulter, Inc.                                   1,101,266
         27,982  Becton, Dickinson & Co.                                 2,314,951
         57,000  DENTSPLY International Inc.                             2,438,460
         25,000  Inverness Medical Innovations, Inc.(1)                  1,467,000
         44,000  Medtronic, Inc.                                         2,237,400
          8,600  Mettler-Toledo International, Inc.(1)                   1,000,697
         61,500  Respironics, Inc.(1)                                    3,029,490
         26,323  Smith & Nephew plc ADR                                  1,573,326
         40,000  St. Jude Medical, Inc.(1)                               1,590,000
         21,000  TomoTherapy Inc.(1)                                       390,600
                                                                      ------------
                                                                        24,740,891
                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 16.8%
         23,000  Express Scripts, Inc.(1)                                1,558,250
         17,359  Humana Inc.(1)                                          1,337,164
         13,000  Laboratory Corp. of America Holdings(1)                   944,710
         65,000  Manor Care, Inc.                                        4,200,299
         25,491  Owens & Minor Inc.                                      1,001,032
         57,417  Psychiatric Solutions, Inc.(1)                          2,097,443
         53,000  Skilled Healthcare Group Inc. Cl A(1)                     802,950
        134,000  Sun Healthcare Group, Inc.(1)                           2,223,060
         47,000  Sunrise Senior Living, Inc.(1)                          1,475,330
         18,300  WellPoint Inc.(1)                                       1,541,043
                                                                      ------------
                                                                        17,181,281
                                                                      ------------

Shares                                                                       Value

LIFE SCIENCES TOOLS & SERVICES -- 9.9%
         15,000  Covance Inc.(1)                                       $ 1,309,950
         21,000  Millipore Corp.(1)                                      1,719,480
        100,000  Thermo Fisher Scientific Inc.(1)                        5,764,000
         17,557  Waters Corp.(1)                                         1,370,148
                                                                      ------------
                                                                        10,163,578
                                                                      ------------
MULTI-INDUSTRY -- 1.0%
         14,400  iShares Dow Jones U.S. Healthcare Sector Index
                 Fund                                                    1,046,304
                                                                      ------------
PHARMACEUTICALS -- 34.8%
         76,500  Abbott Laboratories                                     4,399,515
         27,196  Allergan, Inc.                                          1,823,220
         71,005  Bristol-Myers Squibb Co.                                2,103,878
         66,873  Elan Corp. plc ADR(1)                                   1,540,085
         76,500  Johnson & Johnson                                       5,182,110
        100,000  Merck & Co., Inc.                                       5,935,999
         50,000  Novartis AG ADR                                         2,826,000
         25,000  Pharmaceutical HOLDRs(SM) Trust                         2,066,250
         11,250  Roche Holding AG ORD                                    2,138,179
         94,000  Schering-Plough Corp.                                   2,942,200
         38,000  Shire plc ADR                                           2,696,100
         46,662  Teva Pharmaceutical Industries Ltd. ADR                 2,082,525
                                                                      ------------
                                                                        35,736,061
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $82,205,405)                                                     101,328,097
                                                                      ------------
Temporary Cash Investments -- 1.4%
Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.25%,
8/15/23, valued at $1,427,078), in a joint trading account at
3.05%, dated 11/30/07, due 12/3/07 (Delivery value $1,400,356)
(Cost $1,400,000)                                                        1,400,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $83,605,405)                                                     102,728,097
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                                   (163,069)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $102,565,028
                                                                      ============

------
7

Life Sciences

Forward Foreign Currency Exchange Contracts
                                Settlement                      Unrealized Gain
     Contracts to Sell             Date           Value              (Loss)
1,192,500     CHF for USD        12/31/07       $1,056,680          $13,556
                                              =============     ================
(Value on Settlement Date $1,070,236)

Notes to Schedule of Investments

ADR = American Depositary Receipt

CHF = Swiss Franc

HOLDRs = Holding Company Depositary Receipts

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

As of November 30, 2007, securities with an aggregate value of $2,138,179, which represented 2.1% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------
8

PERFORMANCE
Technology

Total Returns as of November 30, 2007
                                            Average Annual Returns
                                                         Since         Inception
                                   1 year   5 years    Inception         Date
INVESTOR CLASS                     21.33%   12.19%       -8.62%         6/30/00
S&P COMPOSITE 1500 TECHNOLOGY
INDEX(1)                           12.50%   10.32%       -7.64%           --
S&P 500 INDEX(1)                    7.72%   11.63%       1.95%            --
Institutional Class                21.54%   12.39%       -9.73%         7/14/00
Advisor Class                      21.04%   11.88%       -8.88%         6/30/00

(1) Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
9

Technology

Growth of $10,000 Over Life of Class

$10,000 investment made June 30, 2000

One-Year Returns Over Life of Class
Periods ended November 30
                  2000*      2001      2002      2003     2004     2005    2006      2007
Technology       -36.20%   -34.48%    -31.10%   35.97%   -7.05%   7.75%    7.60%    21.33%
S&P Composite    -33.66%   -29.22%    -27.70%   24.02%   1.48%    7.21%    7.65%    12.50%
1500
Technology
Index
S&P 500 Index     -9.16%   -12.22%    -16.51%   15.09%   12.86%   8.44%   14.23%    7.72%

*From 6/30/00, the Investor's Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

PORTFOLIO COMMENTARY
Technology

Portfolio Manager: Tom Telford

PERFORMANCE SUMMARY

Technology returned 21.33%* for the 12 months ended November 30, 2007. The portfolio's benchmark, the S&P Composite 1500 Technology Index, returned
12.50%. The broader equity market, represented by the S&P 500 Index, returned
7.72%. The portfolio outperformed the average return of 13.66%** for the 270 funds in the Lipper Science and Technology Funds category.

With mounting concerns surrounding U.S. economic growth prospects, investors returned to the traditional growth sectors during the reporting period. This sentiment helped the technology sector, where firms with accelerating earnings and revenue growth rates and positive share price momentum performed well. In addition, more than 23% of the portfolio's assets were allocated to foreign stocks during the period (down slightly from 28% on May 31, 2007). The portfolio benefited significantly from this allocation as international stocks generated higher returns than the domestic market, boosted by improving global economic conditions and a declining U.S. dollar.

STOCK SELECTION DROVE RESULTS

Strong stock selection accounted for the bulk of our portfolio's outperformance relative to the benchmark. Additionally, our holdings in the industrials and telecommunication services sectors made positive contributions.

RIM WAS TOP CONTRIBUTOR

The portfolio's communication equipment segment made the greatest contribution to returns, primarily due to strong performance from Research in Motion (RIM), the Canadian manufacturer of the BlackBerry wireless handheld device. RIM was the portfolio's top absolute and relative contributor and largest holding. The company benefited from multiple new product cycles, expanding market share, and increasing demand for smartphones, which led to accelerating revenue and earnings growth rates throughout the year. RIM continues to enjoy strong subscriber growth, and the company's earnings and revenue outlooks are robust.
As such, the company remains among our portfolio's largest holdings.

In the software industry, the portfolio's performance benefited from investments in Vasco Data Security and Nintendo, but was hindered by i2
Technologies. Vasco Data Security, the provider of security software, is benefiting from the growth in online banking and from the increasing need for strong user authentication for online access

Top Ten Holdings as of November 30, 2007
                                       % of         % of
                                    net assets   net assets
                                       as of        as of
                                     11/30/07      5/31/07
Research In Motion Ltd.                8.0%         4.6%
Google Inc. Cl A                       6.4%         3.3%
Intel Corp.                            5.4%         2.1%
Cisco Systems Inc.                     4.5%         3.1%
Microsoft Corporation                  4.4%         2.8%
MEMC Electronic Materials Inc.         3.3%         1.3%
Corning Inc.                           3.2%         3.1%
Apple Inc.                             3.1%         1.9%
Hewlett-Packard Co.                    3.0%         2.2%
Adobe Systems Inc.                     2.8%         2.4%

* All fund returns referenced in this commentary are for Investor Class shares.

** As of November 30, 2007, the five-year average return for the 224 funds in the Lipper category was 12.77%.

------
11

Technology

and e-commerce. Nintendo, a Japanese videogame manufacturer, is experiencing strong growth from its new Wii and next generation Nintendo DS game consoles.
Hurt by disappointing software sales and the departure of its CEO, i2
Technologies was the portfolio's biggest software detractor.

INDUSTRIALS, TELECOM ENHANCE RESULTS

In the industrials sector, our investment in aerospace-and-defense-industry component Precision Castparts, the Oregon-based manufacturer of casts for airline engines, soared on strong demand, surging sales and stellar profit growth. Precision Castparts was among the portfolio's top contributors.

Our positive performance in the telecommunication services sector reflected the growing demand for such services in the emerging markets. For example, our position in Millicom International Cellular, the Luxembourg-based provider of prepaid cellular phone service in developing countries, contributed strongly and was among the portfolio's leading contributors.

In the internet group, our second largest holding, Google, continued to gain market share in internet search and internet advertising. The stock was up
42.94% for the year. Ebay, an e-commerce marketplace, failed to meet rising investor expectations and was among the portfolio's biggest absolute and relative detractors.

In the semiconductor industry, MEMC Electronic Materials, a maker of silicon wafers and polysilicon, benefited from rising demand for semiconductors and rapidly increasing demand for silicon-based solar cells. Our position in
Credence Systems, a manufacturer of test and analytical equipment for the global semiconductor industry, hindered performance, as the company experienced poor execution and sales shortfalls at key customer Advanced Micro
Devices.

STARTING POINT FOR NEXT REPORTING PERIOD

We will continue to focus on technology firms with accelerating earnings and revenue growth rates and positive share price momentum, as we believe such stocks will generate superior returns over time. Although returns from technology stocks have been strong recently, it's important to remember sector funds can show strong volatility to the up and down sides. Therefore, it may be best to use such funds in the context of a larger, long-term, growth-oriented strategy.

Top Five Industries as of November 30, 2007
                                                 % of         % of
                                              net assets   net assets
                                                 as of        as of
                                               11/30/07      5/31/07
Communications Equipment                         21.4%        17.1%
Software                                         21.4%        21.2%
Semiconductors & Semiconductor Equipment         15.6%        15.4%
Computers & Peripherals                          12.0%        8.4%
Internet Software & Services                     8.8%         8.3%

Types of Investments in Portfolio
                                                 % of          % of
                                              net assets    net assets
                                                 as of        as of
                                               11/30/07      5/31/07
Domestic Common Stocks                           73.9%        70.8%
Foreign Common Stocks(1)                         23.2%        27.9%
TOTAL COMMON STOCKS                              97.1%        98.7%
Temporary Cash Investments                       3.2%          0.2%
Other Assets & Liabilities                      (0.3)%         1.1%

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

------
12

SCHEDULE OF INVESTMENTS
Technology

NOVEMBER 30, 2007

Shares                                                                       Value

Common Stocks -- 97.1%
AEROSPACE & DEFENSE -- 3.1%
           9,710  Lockheed Martin Corp.                                $ 1,074,606
          14,157  Precision Castparts Corp.                              2,085,892
          16,605  Raytheon Company                                       1,027,019
                                                                      ------------
                                                                         4,187,517
                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
          29,500  Nissha Printing Co., Ltd. ORD                          1,076,864
                                                                      ------------
COMMUNICATIONS EQUIPMENT -- 21.4%
          62,124  Ciena Corp.(1)                                         2,732,214
         219,744  Cisco Systems Inc.(1)                                  6,157,227
         179,806  Corning Inc.                                           4,367,488
          72,689  Foundry Networks, Inc.(1)                              1,281,507
          63,685  Juniper Networks, Inc.(1)                              1,892,718
          50,701  Nokia Oyj ADR                                          1,994,070
          95,718  Research In Motion Ltd.(1)                            10,894,623
                                                                      ------------
                                                                        29,319,847
                                                                      ------------
COMPUTERS & PERIPHERALS -- 12.0%
          23,187  Apple Inc.(1)                                          4,225,134
          49,392  EMC Corp.(1)                                             951,784
          78,898  Hewlett-Packard Co.                                    4,036,422
         137,900  High Tech Computer Corp. ORD                           2,568,689
          28,736  Logitech International SA(1)                             977,886
         201,000  Toshiba Corp. ORD                                      1,644,567
          74,287  Western Digital Corp.(1)                               2,052,550
                                                                      ------------
                                                                        16,457,032
                                                                      ------------
ELECTRICAL EQUIPMENT -- 2.5%
         187,000  BYD Co. Ltd. Cl H ORD                                  1,431,199
          35,804  Emerson Electric Co.                                   2,041,544
                                                                      ------------
                                                                         3,472,743
                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.3%
         141,718  Brightpoint Inc.(1)                                    2,353,937
         168,000  Everlight Electronics Co. Ltd. ORD                       648,613
          32,322  Plexus Corp.(1)                                          961,903
         125,000  SMK Corp. ORD                                          1,044,178
         696,000  Wintek Corp. ORD                                         928,657
                                                                      ------------
                                                                         5,937,288
                                                                      ------------
INTERNET & CATALOG RETAIL -- 1.3%
          14,972  Priceline.com Inc.(1)                                  1,703,814
                                                                      ------------

Shares                                                                       Value

INTERNET SOFTWARE & SERVICES -- 8.8%
           8,305  Equinix Inc.(1)                                        $ 864,634
          12,612  Google Inc. Cl A(1)                                    8,740,116
         155,279  NaviSite, Inc.(1)                                      1,445,647
          37,489  Yahoo! Inc.(1)                                         1,005,080
                                                                      ------------
                                                                        12,055,477
                                                                      ------------
IT SERVICES -- 2.7%
          19,157  DST Systems, Inc.(1)                                   1,623,556
          18,492  International Business Machines Corp.                  1,944,988
                                                                      ------------
                                                                         3,568,544
                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 15.6%
          79,419  Advanced Analogic Technologies Inc.(1)                   855,343
         284,699  Intel Corp.                                            7,424,949
          58,590  MEMC Electronic Materials Inc.(1)                      4,545,412
          63,112  Monolithic Power Systems, Inc.(1)                      1,204,177
         104,681  NVIDIA Corp.(1)                                        3,301,639
         107,766  Pericom Semiconductor Corp.(1)                         1,785,683
         117,847  Semtech Corp.(1)                                       1,798,345
           8,384  Varian Semiconductor Equipment Associates,
                  Inc.(1)                                                  348,020
                                                                      ------------
                                                                        21,263,568
                                                                      ------------
SOFTWARE -- 21.4%
          90,194  Adobe Systems Inc.(1)                                  3,800,774
          70,898  Aladdin Knowledge Systems Ltd.(1)                      1,856,110
          60,724  Citrix Systems, Inc.(1)                                2,245,574
         162,252  FalconStor Software, Inc.(1)                           1,964,872
          95,267  Informatica Corp.(1)                                   1,633,829
          53,980  McAfee Inc.(1)                                         2,102,521
          12,890  Micros Systems, Inc.(1)                                  929,885
         178,314  Microsoft Corporation                                  5,991,349
           9,219  MicroStrategy Inc. Cl A(1)                               929,736
         127,550  NetScout Systems, Inc.(1)                              1,549,733
           3,600  Nintendo Co., Ltd. ORD                                 2,212,238
          95,654  Oracle Corp.(1)                                        1,930,298
          59,001  Sybase, Inc.(1)                                        1,512,786
           6,663  VMware, Inc. Cl A(1)                                     608,798
                                                                      ------------
                                                                        29,268,503
                                                                      ------------

------
13

Shares                                                                       Value

WIRELESS TELECOMMUNICATION SERVICES -- 3.2%
          16,377  America Movil, SAB de CV ADR                         $ 1,009,806
          14,581  China Mobile Ltd. ADR                                  1,336,494
         533,535  Vodafone Group plc ORD                                 1,997,349
                                                                      ------------
                                                                         4,343,649
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $114,070,791)                                                    132,654,846
                                                                      ------------
Temporary Cash Investments -- 3.2%
Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 3.625%,
1/15/08, valued at $4,488,983), in a joint trading account at
3.00%, dated 11/30/07, due 12/3/07 (Delivery value $4,401,100)
(Cost $4,400,000)                                                        4,400,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $118,470,791)                                                    137,054,846
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.3)%                                   (355,708)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $136,699,138
                                                                      ============

Notes to Schedule of Investments

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

As of November 30, 2007, securities with an aggregate value of $13,552,354, which represented 9.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------
14

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
15

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value      6/1/07 --         Expense
                    Value 6/1/07      11/30/07         11/30/07         Ratio*
Life Sciences

ACTUAL

Investor Class         $1,000        $1,030.90          $6.87            1.35%
Institutional          $1,000        $1,030.50          $5.85            1.15%
Class
Advisor Class          $1,000        $1,029.70          $8.14            1.60%
C Class                $1,000        $1,025.40          $11.93           2.35%

HYPOTHETICAL

Investor Class         $1,000        $1,018.30          $6.83            1.35%
Institutional          $1,000        $1,019.30          $5.82            1.15%
Class
Advisor Class          $1,000        $1,017.05          $8.09            1.60%
C Class                $1,000        $1,013.29          $11.86           2.35%

Technology

ACTUAL

Investor Class         $1,000        $1,077.40          $7.81            1.50%
Institutional          $1,000        $1,078.40          $6.77            1.30%
Class
Advisor Class          $1,000        $1,075.90          $9.11            1.75%

HYPOTHETICAL

Investor Class         $1,000        $1,017.55          $7.59            1.50%
Institutional          $1,000        $1,018.55          $6.58            1.30%
Class
Advisor Class          $1,000        $1,016.29          $8.85            1.75%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
16

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007
                                                     Life Sciences    Technology

ASSETS
Investment securities, at value (cost of
$83,605,405 and $118,470,791, respectively)           $102,728,097    $137,054,846
Cash                                                         7,174         176,895
Foreign currency holdings, at value (cost of $--
and $16, respectively)                                          --              16
Receivable for investments sold                                 --       1,590,555
Receivable for forward foreign currency exchange
contracts                                                   13,556              --
Receivable for capital shares sold                              --          20,754
Dividends and interest receivable                           58,816         131,332
                                                      ------------    ------------
                                                       102,807,643     138,974,398
                                                      ------------    ------------

LIABILITIES
Payable for investments purchased                          130,492       2,109,484
Accrued management fees                                    112,066         165,695
Distribution fees payable                                       26              --
Service fees (and distribution fees - Advisor
Class) payable                                                  31              81
                                                      ------------    ------------
                                                           242,615       2,275,260
                                                      ------------    ------------

NET ASSETS                                            $102,565,028    $136,699,138
                                                      ============    ============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                $92,977,166    $314,134,933
Accumulated net investment loss                           (32,513)              --
Accumulated net realized loss on investment and
foreign currency transactions                          (9,516,784)   (196,020,935)
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                              19,137,159      18,585,140
                                                      ------------    ------------
                                                      $102,565,028    $136,699,138
                                                      ============    ============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                                            $100,120,280    $130,853,761
Shares outstanding                                      16,697,477       5,111,654
Net asset value per share                                    $6.00          $25.60

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                                              $2,308,644      $5,480,584
Shares outstanding                                         379,159         210,688
Net asset value per share                                    $6.09          $26.01

ADVISOR CLASS, $0.01 PAR VALUE
Net assets                                                 $92,570        $364,793
Shares outstanding                                          15,724          14,547
Net asset value per share                                    $5.89          $25.08

C CLASS, $0.01 PAR VALUE
Net assets                                                 $43,534             N/A
Shares outstanding                                           7,709             N/A
Net asset value per share                                    $5.65             N/A

See Notes to Financial Statements.

------
17

STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2007
                                                       Life Sciences   Technology
INVESTMENT INCOME (LOSS)
INCOME:
Dividends (net of foreign taxes withheld of $18,738
and $45,248, respectively)                                 $ 894,147     $ 645,824
Interest                                                     125,626        98,346
                                                         -----------   -----------
                                                           1,019,773       744,170
                                                         -----------   -----------

EXPENSES:
Management fees                                            1,435,187     1,836,825
Distribution fees:
 Advisor Class                                                   194           238
 C Class                                                         299            --
Service fees:
 Advisor Class                                                   194           238
 C Class                                                          99            --
Distribution and service fees:
 Advisor Class                                                    69           199
Directors' fees and expenses                                   1,934         2,200
Other expenses                                                   985         8,116
                                                         -----------   -----------
                                                           1,438,961     1,847,816
                                                         -----------   -----------

NET INVESTMENT INCOME (LOSS)                               (419,188)   (1,103,646)
                                                         -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
Investment transactions (net of foreign taxes
accrued of $-- and $20,132, respectively)                  7,570,298    22,508,552
Foreign currency transactions                               (27,085)         6,653
                                                         -----------   -----------
                                                           7,543,213    22,515,205
                                                         -----------   -----------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments (net of foreign taxes accrued of $-- and
$23,057, respectively)                                     7,659,730     1,101,596
Translation of assets and liabilities in foreign
currencies                                                    45,146       (3,093)
                                                         -----------   -----------
                                                           7,704,876     1,098,503
                                                         -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                   15,248,089    23,613,708
                                                         -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                               $14,828,901   $22,510,062
                                                         ===========   ===========

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED NOVEMBER 30, 2007 AND NOVEMBER 30, 2006
                               Life Sciences                   Technology
Increase (Decrease)
in Net Assets               2007           2006           2007           2006

OPERATIONS
Net investment income
(loss)                     $(419,188)     $(930,959)   $(1,103,646)   $(1,597,767)
Net realized gain
(loss)                      7,543,213      4,474,185     22,515,205     16,541,436
Change in net
unrealized
appreciation
(depreciation)              7,704,876    (6,266,439)      1,098,503    (5,347,428)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                 14,828,901    (2,723,213)     22,510,062      9,596,241
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
Net increase
(decrease) in net
assets from capital
share transactions       (27,830,419)   (41,767,562)   (13,354,560)   (25,969,525)
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                   (13,001,518)   (44,490,775)      9,155,502   (16,373,284)

NET ASSETS
Beginning of period       115,566,546    160,057,321    127,543,636    143,916,920
                         ------------   ------------   ------------   ------------
End of period            $102,565,028   $115,566,546   $136,699,138   $127,543,636
                         ============   ============   ============   ============

Accumulated net
investment loss             $(32,513)      $(98,867)             --       $(3,910)
                         ============   ============  ============    ============

See Notes to Financial Statements.

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19

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life Sciences) and
Technology Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are non-diversified under the 1940
Act. The funds' investment objectives are to seek capital growth. Life
Sciences and Technology pursue their objectives by seeking to invest primarily in stocks of growing companies in the life sciences and in the technology and telecommunications-related sectors, respectively. Specifically, Life Sciences invests at least 80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. In addition, Technology invests at least 80% of its assets in companies primarily engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Life Sciences is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. Technology is
authorized to issue the Investor Class, the Institutional Class and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

------
20

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

------
21

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

On July 27, 2007, the Advisor Class shareholders of Life Sciences and
Technology approved a change to the class's fee structure. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007.
Effective September 4, 2007, the fee structure change resulted in an increase of 0.25% in the unified management fee and a simultaneous decrease of 0.25% in the total distribution and service fee, resulting in no change to the total operating expense ratio of the class.

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM for Technology and ACGIM for Life Sciences (the investment advisor, respectively), under which the investment advisor provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by the investment advisor. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American
Century family of funds, but that have the same investment team and investment strategy. The annual management fee schedule for Life Sciences ranges from
1.10% to 1.35% for Investor Class, Advisor Class and C Class. The annual management fee schedule for Technology ranges from 1.20% to 1.50% for Investor
Class and Advisor Class. The Institutional Class is 0.20% less at each point within the range. Prior to September 4, 2007, the Advisor Class was 0.25% less at each point within the range.

The effective annual management fee for each class of the funds for the year ended November 30, 2007, was as follows:

                  Investor   Institutional   Advisor     C
Life Sciences       1.35%        1.15%        1.16%    1.35%
Technology          1.50%        1.30%        1.36%     N/A

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of Life Sciences. The subadvisor makes investment decisions for the cash portion of Life Sciences in accordance with Life Sciences' investment objectives, policies and restrictions under the supervision of ACGIM and the
Board of Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of Life Sciences.

------
22

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the
Advisor Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. Prior to September 4, 2007, the Board of Directors had adopted a
Master Distribution and Shareholder Services Plan for the Advisor Class,
pursuant to Rule 12b-1of the 1940 Act, in which provided that the Advisor
Class paid ACIS an annual distribution fee of 0.25% and service fee of 0.25%.
The plans provide that the C Class will pay ACIS an annual distribution fee of
0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended November 30, 2007, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM or ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

Beginning in December 2006, the funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2007, were as follows:

                         Life Sciences    Technology
Purchases                 $75,670,441    $315,948,174
Proceeds from sales       $100,631,654   $332,515,445

------
23

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                 Year ended                    Year ended
                             November 30, 2007             November 30, 2006
                           Shares         Amount         Shares         Amount
Life Sciences

INVESTOR CLASS/SHARES
AUTHORIZED               100,000,000                   100,000,000
                         ===========                   ===========
Sold                       1,584,191     $ 8,866,913     2,142,299    $ 11,360,065
Redeemed                 (6,459,895)    (35,850,490)   (9,872,777)    (51,883,699)
                         -----------   -------------   -----------   -------------
                         (4,875,704)    (26,983,577)   (7,730,478)    (40,523,634)
                         -----------   -------------   -----------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                 5,000,000                     5,000,000
                         ===========                   ===========
Sold                         107,059         588,684       131,154         713,811
Redeemed                   (246,509)     (1,377,285)     (347,592)     (1,871,619)
                         -----------   -------------   -----------   -------------
                           (139,450)       (788,601)     (216,438)     (1,157,808)
                         -----------   -------------   -----------   -------------
ADVISOR CLASS/SHARES
AUTHORIZED                 5,000,000                     5,000,000
                         ===========                   ===========
Sold                           5,964          32,965        15,949          84,134
Redeemed                    (17,468)        (95,202)      (20,660)       (106,796)
                         -----------   -------------   -----------   -------------
                            (11,504)        (62,237)       (4,711)        (22,662)
                         -----------   -------------   -----------   -------------
C CLASS/SHARES
AUTHORIZED                 5,000,000                     5,000,000
                         ===========                   ===========
Sold                             750           3,996         5,990          31,096
Redeemed                          --              --      (18,910)        (94,554)
                         -----------   -------------   -----------   -------------
                                 750           3,996      (12,920)        (63,458)
                         -----------   -------------   -----------   -------------
Net increase
(decrease)               (5,025,908)   $(27,830,419)   (7,964,547)   $(41,767,562)
                         ===========   =============   ===========   =============
Technology

INVESTOR CLASS/SHARES
AUTHORIZED               100,000,000                   100,000,000
                         ===========                   ===========
Sold                       1,561,495    $ 38,575,501     1,661,765    $ 34,930,608
Redeemed                 (2,249,110)    (51,673,565)   (2,886,044)    (59,469,218)
                         -----------   -------------   -----------   -------------
                           (687,615)    (13,098,064)   (1,224,279)    (24,538,610)
                         -----------   -------------   -----------   -------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                 5,000,000                     5,000,000
                         ===========                   ===========
Sold                          80,907       2,000,214        69,396       1,474,148
Redeemed                   (106,292)     (2,480,039)     (140,648)     (2,927,075)
                         -----------   -------------   -----------   -------------
                            (25,385)       (479,825)      (71,252)     (1,452,927)
                         -----------   -------------   -----------   -------------
ADVISOR CLASS/SHARES
AUTHORIZED                10,000,000                     5,000,000
                         ===========                   ===========
Sold                          15,122         393,853         3,675          72,810
Redeemed                     (7,302)       (170,524)       (2,582)        (50,798)
                         -----------   -------------   -----------   -------------
                               7,820         223,329         1,093          22,012
                         -----------   -------------   -----------   -------------
Net increase
(decrease)                 (705,180)   $(13,354,560)   (1,294,438)   $(25,969,525)
                         ===========   =============   ===========   =============

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended
November 30, 2007.

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A (the Bank of America agreement). The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the Bank of America agreement bear interest at the Federal Funds rate plus 0.40%.

------
24

6. RISK FACTORS

The funds concentrate their investments in a narrow segment of the total market. Because of this, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. In addition, its investment approach may involve higher volatility and risk.
There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Technology's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. Investing in emerging markets may accentuate these risks.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
There were no distributions paid by the funds during the years ended November
30, 2007 and November 30, 2006.

As of November 30, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                    Life Sciences    Technology

Federal tax cost of investments                       $83,626,472     $118,867,589
                                                     ============   ==============
Gross tax appreciation of investments                 $20,020,968      $21,134,281
Gross tax depreciation of investments                   (919,343)      (2,947,024)
                                                     ------------   --------------
Net tax appreciation (depreciation) of investments    $19,101,625      $18,187,257
                                                     ============   ==============
Net tax appreciation (depreciation) on
derivatives and translation of assets and
liabilities in foreign currencies                            $912           $1,084
                                                     ------------   --------------
Net tax appreciation (depreciation)                   $19,102,537      $18,188,341
                                                     ============   ==============
Accumulated capital losses                           $(9,361,643)   $(195,624,136)
Capital loss deferrals                                 $(134,074)               --
Currency loss deferrals                                 $(18,958)               --

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency exchange contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                       2009             2010
Life Sciences           --          $(9,361,643)
Technology        $(142,889,307)   $(52,734,829)

The capital and currency deferrals represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. CORPORATE EVENT

On July 27, 2007, the Advisor Class and C Class shareholders of Life Sciences approved a reclassification of Advisor Class and C Class shares into Investor
Class shares. On July 27, 2007, the Advisor Class shareholders of Technology approved a reclassification of Advisor Class shares into Investor Class shares. Each change was approved by the Board of Directors on November 29,
2006 and March 7, 2007. The reclassification was effective December 3, 2007.

------
25

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------
26

FINANCIAL HIGHLIGHTS
Life Sciences

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                2007       2006       2005      2004       2003
PER-SHARE DATA
Net Asset Value, Beginning
of Period                         $5.22      $5.32     $4.69      $4.36      $3.54
                               --------   --------  --------   --------   --------
Income From Investment Operations
 Net Investment Income
(Loss)(1)                        (0.02)     (0.04)    (0.04)     (0.04)     (0.03)
 Net Realized and
Unrealized Gain (Loss)             0.80     (0.06)      0.67       0.37       0.85
                               --------   --------  --------   --------   --------
 Total From Investment
Operations                         0.78     (0.10)      0.63       0.33       0.82
                               --------   --------  --------   --------   --------
Net Asset Value, End of
Period                            $6.00      $5.22     $5.32      $4.69      $4.36
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                  14.94%    (1.88)%    13.43%      7.57%     23.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets             1.35%      1.46%     1.50%      1.50%      1.50%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                      (0.39)%    (0.67)%   (0.81)%    (0.85)%    (0.89)%
Portfolio Turnover Rate             73%       151%      162%       215%       138%
Net Assets, End of Period
(in thousands)                 $100,120   $112,648  $155,835   $155,530   $160,187

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
27

Life Sciences

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                     2007      2006      2005     2004      2003
PER-SHARE DATA
Net Asset Value, Beginning of
Period                                $5.29     $5.38     $4.74    $4.40     $3.56
                                    -------   -------   -------  -------   -------
Income From Investment Operations
 Net Investment Income (Loss)(1)     (0.01)    (0.02)    (0.03)   (0.03)    (0.03)
 Net Realized and Unrealized
Gain (Loss)                            0.81    (0.07)      0.67     0.37      0.87
                                    -------   -------   -------  -------   -------
 Total From Investment Operations      0.80    (0.09)      0.64     0.34      0.84
                                    -------   -------   -------  -------   -------
Net Asset Value, End of Period        $6.09     $5.29     $5.38    $4.74     $4.40
                                    =======   =======   =======  =======   =======

TOTAL RETURN(2)                      15.12%   (1.67)%    13.50%    7.73%    23.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                    1.15%     1.26%     1.30%    1.30%     1.30%
Ratio of Net Investment Income
(Loss) to Average Net Assets        (0.19)%   (0.47)%   (0.61)%  (0.65)%   (0.69)%
Portfolio Turnover Rate                 73%      151%      162%     215%      138%
Net Assets, End of Period (in
thousands)                           $2,309    $2,744    $3,953   $3,510    $4,019

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
28

Life Sciences

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                                     2007      2006      2005     2004      2003
PER-SHARE DATA
Net Asset Value, Beginning of
Period                                $5.14     $5.25     $4.64    $4.33     $3.51
                                    -------   -------   -------  -------   -------
Income From Investment Operations
 Net Investment Income (Loss)(1)     (0.04)    (0.05)    (0.05)   (0.05)    (0.04)
 Net Realized and Unrealized
Gain (Loss)                            0.79    (0.06)      0.66     0.36      0.86
                                    -------   -------   -------  -------   -------
 Total From Investment Operations      0.75    (0.11)      0.61     0.31      0.82
                                    -------   -------   -------  -------   -------
Net Asset Value, End of Period        $5.89     $5.14     $5.25    $4.64     $4.33
                                    =======   =======   =======  =======   =======

TOTAL RETURN(2)                      14.59%   (2.10)%    13.15%    7.16%    23.36%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                    1.60%     1.71%     1.75%    1.75%     1.75%
Ratio of Net Investment Income
(Loss) to Average Net Assets        (0.64)%   (0.92)%   (1.06)%  (1.10)%   (1.14)%
Portfolio Turnover Rate                 73%      151%      162%     215%      138%
Net Assets, End of Period (in
thousands)                              $93      $140      $168     $107       $46

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
29

Life Sciences

C Class
For a Share Outstanding Throughout the Years Ended November 30
                                     2007      2006      2005     2004      2003
PER-SHARE DATA
Net Asset Value, Beginning of
Period                                $4.97     $5.11     $4.56    $4.28     $3.49
                                    -------   -------   -------  -------   -------
Income From Investment Operations
 Net Investment Income (Loss)(1)     (0.08)    (0.09)    (0.09)   (0.08)    (0.07)
 Net Realized and Unrealized
Gain (Loss)                            0.76    (0.05)      0.64     0.36      0.86
                                    -------   -------   -------  -------   -------
 Total From Investment Operations      0.68    (0.14)      0.55     0.28      0.79
                                    -------   -------   -------  -------   -------
Net Asset Value, End of Period        $5.65     $4.97     $5.11    $4.56     $4.28
                                    =======   =======   =======  =======   =======

TOTAL RETURN(2)                      13.68%   (2.74)%    12.06%    6.54%    22.64%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                    2.35%     2.46%     2.50%    2.50%     2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets        (1.39)%   (1.67)%   (1.81)%  (1.85)%   (1.89)%
Portfolio Turnover Rate                 73%      151%      162%     215%      138%
Net Assets, End of Period (in
thousands)                              $44       $35      $102      $25       $10

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three dicimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-------
30

Technology

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
                                2007       2006       2005      2004      2003(1)
PER-SHARE DATA
Net Asset Value, Beginning
of Period                        $21.10     $19.61    $18.20     $19.58     $14.40
                               --------   --------  --------   --------   --------
Income From Investment Operations
 Net Investment Income
(Loss)(2)                        (0.21)     (0.24)    (0.19)     (0.24)     (0.19)
 Net Realized and
Unrealized Gain (Loss)             4.71       1.73      1.60     (1.14)       5.37
                               --------   --------  --------   --------   --------
 Total From Investment
Operations                         4.50       1.49      1.41     (1.38)       5.18
                               --------   --------  --------   --------   --------
Net Asset Value, End of
Period                           $25.60     $21.10    $19.61     $18.20     $19.58
                               ========   ========  ========   ========   ========

TOTAL RETURN(3)                  21.33%      7.60%     7.75%    (7.05)%     35.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets             1.51%      1.51%     1.51%      1.50%      1.50%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                      (0.91)%    (1.15)%   (1.06)%    (1.30)%    (1.25)%
Portfolio Turnover Rate            260%       385%      388%       279%       218%
Net Assets, End of Period
(in thousands)                 $130,854   $122,353  $137,710   $166,986   $202,884

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
31

Technology

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
                                     2007      2006      2005     2004    2003(1)
PER-SHARE DATA
Net Asset Value, Beginning of
Period                               $21.40    $19.84    $18.38   $19.74    $14.50
                                    -------   -------   -------  -------   -------
Income From Investment Operations
 Net Investment Income (Loss)(2)     (0.17)    (0.20)    (0.15)   (0.20)    (0.16)
 Net Realized and Unrealized
Gain (Loss)                            4.78      1.76      1.61   (1.16)      5.40
                                    -------   -------   -------  -------   -------
 Total From Investment Operations      4.61      1.56      1.46   (1.36)      5.24
                                    -------   -------   -------  -------   -------
Net Asset Value, End of Period       $26.01    $21.40    $19.84   $18.38    $19.74
                                    =======   =======   =======  =======   =======

TOTAL RETURN(3)                      21.54%     7.86%     7.94%  (6.89)%    36.14%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                    1.31%     1.31%     1.31%    1.30%     1.30%
Ratio of Net Investment Income
(Loss) to Average Net Assets        (0.71)%   (0.95)%   (0.86)%  (1.10)%   (1.05)%
Portfolio Turnover Rate                260%      385%      388%     279%      218%
Net Assets, End of Period (in
thousands)                           $5,481    $5,051    $6,099   $7,805   $10,191

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-------
32

Technology

Advisor Class
For a Share Outstanding Throughout the Years Ended November 30
                                     2007      2006      2005     2004    2003(1)
PER-SHARE DATA
Net Asset Value, Beginning of
Period                               $20.72    $19.30    $17.96   $19.37    $14.30
Income From Investment Operations
 Net Investment Income (Loss)(2)     (0.25)    (0.28)    (0.24)   (0.27)    (0.20)
 Net Realized and Unrealized
Gain (Loss)                            4.61      1.70      1.58   (1.14)      5.27
                                    -------   -------   -------  -------   -------
 Total From Investment Operations      4.36      1.42      1.34   (1.41)      5.07
                                    -------   -------   -------  -------   -------
Net Asset Value, End of Period       $25.08    $20.72    $19.30   $17.96    $19.37
                                    =======   =======   =======  =======   =======

TOTAL RETURN(3)                      21.04%     7.36%     7.46%  (7.28)%    35.45%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                    1.76%     1.76%     1.76%    1.75%     1.75%
Ratio of Net Investment Income
(Loss) to Average Net Assets        (1.16)%   (1.40)%   (1.31)%  (1.55)%   (1.50)%
Portfolio Turnover Rate                260%      385%      388%     279%      218%
Net Assets, End of Period (in
thousands)                             $365      $139      $109      $78       $18

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Life Sciences Fund and Technology
Fund (the "Funds"), two of the mutual funds comprising American Century World
Mutual Funds, Inc., as of November 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
November 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of American Century World Mutual Funds, Inc., as of
November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2008

------
34

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposals. The proposals received the required number of votes of the American Century World Mutual Funds, Inc. or the applicable fund, depending on the proposal, and were adopted. A summary of voting results is listed below each proposal.

PROPOSAL 1:

To elect nine Directors to the Board of Directors of American Century World
Mutual Funds, Inc. (the proposal was voted on by all shareholders of funds issued by American Century World Mutual Funds, Inc.).

James E. Stowers, Jr.       For:                4,492,465,030
                            Withhold:              84,151,860
                            Abstain:                        0
                            Broker Non-Vote:                0

Jonathan S. Thomas          For:                4,496,101,969
                            Withhold:              80,514,921
                            Abstain:                        0
                            Broker Non-Vote:                0

Thomas A. Brown             For:                4,497,551,079
                            Withhold:              79,065,811
                            Abstain:                        0
                            Broker Non-Vote:                0

Andrea C. Hall              For:                4,497,808,657
                            Withhold:              78,808,233
                            Abstain:                        0
                            Broker Non-Vote:                0

James A. Olson              For:                4,497,582,906
                            Withhold:              79,033,984
                            Abstain:                        0
                            Broker Non-Vote:                0

Donald H. Pratt             For:                4,496,273,853
                            Withhold:              80,343,037
                            Abstain:                        0
                            Broker Non-Vote:                0

Gale E. Sayers              For:                4,496,553,346
                            Withhold:              80,063,544
                            Abstain:                        0
                            Broker Non-Vote:                0

M. Jeannine Strandjord      For:                4,494,879,736
                            Withhold:              81,737,154
                            Abstain:                        0
                            Broker Non-Vote:                0

Timothy S. Webster          For:                4,497,903,345
                            Withhold:              78,713,545
                            Abstain:                        0
                            Broker Non-Vote:                0

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35

PROPOSAL 2:

To approve a change in the fee structure of the Advisor Class. This proposal was voted on by the Advisor Class shareholders of the following funds:

                      Life Sciences  Technology
For:                         48,288       93,748
Against:                      2,902            0
Abstain:                          0            0
Broker Non-votes                  0        2,115

PROPOSAL 3:

To approve the reclassification of the Advisor Class shares of the fund, whereby all of the Advisor Class shares will be reclassified as Investor Class shares of that fund. This proposal was voted on by the Advisor Class shareholders of the following funds:

                      Life Sciences  Technology
For:                         48,288       93,748
Against:                      2,902            0
Abstain:                          0            0
Broker Non-Vote:                  0        2,115

PROPOSAL 4:

To approve the reclassification of the C Class shares of Life Sciences, whereby all of the C Class shares will be reclassified as Investor Class shares of that fund. This proposal was voted on by the C Class shareholders of
Life Sciences.

                      Life Sciences
For:                         30,722
Against:                          0
Abstain:                          0
Broker Non-Vote:              9,150

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36

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Global Investment Management, Inc. (ACGIM) or American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the
American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM, or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

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37

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
Other Directorships Held by Director: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

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38

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); Founder and Principal,
Growth Consulting and Investments LLC (November 2007 to present); President and Chief Executive Officer, American Italian Pasta Company (2001 to December
2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century funds (1997 to
September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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39

SHARE CLASS INFORMATION

Four classes of shares are authorized for sale by Life Sciences: Investor
Class, Institutional Class, Advisor Class and C Class. Three classes of shares are authorized for sale by Technology: Investor Class, Institutional Class and
Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class and C Class shares are higher than that of Investor Class shares. The Advisor
Class and C Class are no longer available effective December 3, 2007.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectuses additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. The unified management fee for Advisor Class shares is the same as for Investor Class shares. Advisor Class shares are subject to a 0.25% annual
Rule 12b-1 distribution and service fee.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.
The unified management fee for C Class shares is the same as for Investor
Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

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40

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc. and American Century Global
Investment Management, Inc., the funds' investment advisors, are responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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41

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

The S&P COMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap 600 indices. The S&P COMPOSITE 1500 HEALTH CARE INDEX represents those S&P
Composite 1500 companies in two main industry groups: Health care equipment and supplies companies or companies that provide health care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products. The S&P COMPOSITE 1500 TECHNOLOGY
INDEX represents those S&P Composite 1500 companies in two main industry groups: Technology software and services companies, and technology hardware and equipment companies.

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42

NOTES

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43

NOTES

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44

[INSIDE BACK COVER BLANK]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                           PRSRT STD
P.O. Box 419200                                   U.S. POSTAGE PAID
Kansas City, MO 64141-6200                         AMERICAN CENTURY
                                                       COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0801
SH-ANN-57976S

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report               November 30, 2007

[photo of winter]

NT International Growth Fund
NT Emerging Markets Fund

[american century investments logo and text logo]

OUR MESSAGE TO YOU

To help you monitor your investment, my colleagues and I take pride in providing you with the annual report for the American Century®  NT
International Growth and NT Emerging Markets funds for the 12 months ended
November 30, 2007. I am honored to be addressing you in the "Our Message"
space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers
III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final step in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas
Jonathan Thomas

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
     International Equity Total Returns. . . . . . . . . . . . . . . . . .      2

NT INTERNATIONAL GROWTH

NT EMERGING MARKETS

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By Mark On, Chief Investment Officer,
International Equity

INTERNATIONAL STOCKS SHOWED ROBUST GAINS

A strong global economy combined with relatively tame inflation and healthy labor markets helped promote stellar stock gains for the 12 months ended
November 30, 2007. Among the developed markets, Europe fared well, with the strongest returns coming from the euro-zone nations. In contrast, performance was flat in Japan, as weak consumer spending, a challenging political climate, and slowing demand from the United States pressured Japan's stocks.

Emerging markets remained the world's standout performers, due to optimistic growth forecasts for developing markets and higher commodity prices.

U.S. CREDIT WOES RATTLED MARKETS

Mounting problems in the U.S. subprime mortgage market led to concerns regarding global economic growth, generating periodic market volatility and contributing to a growing desire globally for less-risky assets. In an effort to soothe frayed nerves, the U.S. Federal Reserve (the Fed), the European
Central Bank, and the Bank of England injected liquidity into their banking systems.

A mid-September rate cut by the Fed served to strengthen the euro and British pound, relative to the sagging U.S. dollar. Late in the period, the dollar hit new record lows against those currencies.

RATES ROSE IN EUROPE AND BRITAIN

Healthy economic growth prompted the European Central Bank and the Bank of
England to raise interest rates three times during the period. Although inflationary pressures remained at the fore, both banks held off making additional rate increases given the fallout from the credit-market turmoil.

Optimism surrounding improving economic growth prompted the Bank of Japan to raise rates in February. Nevertheless, expectations for additional rate hikes went unfulfilled, as sluggish domestic consumption kept the central bank on hold.

OPPORTUNITIES ABOUND

Although the international market continues to be somewhat uncertain, we believe the international stock market presents significant opportunities for investors. Combining the higher growth rate of the international markets with our international team's focus on companies with growth acceleration, we believe there is a significant opportunity to deliver attractive performance in the coming year.

International Equity Total Returns
For the 12 months ended November 30, 2007 (in U.S. dollars)
MSCI EM Index                                        45.15%
MSCI EAFE Growth Index                               22.32%
MSCI Europe Index                                    19.61%
MSCI EAFE Index                                      17.30%
MSCI World Free Index                                12.71%
MSCI EAFE Value Index                                12.30%
MSCI Japan Index                                      2.19%

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2

PERFORMANCE
NT International Growth

Total Returns as of November 30, 2007
                                      Since     Inception
                            1 year  Inception      Date

INSTITUTIONAL CLASS         23.40%    16.98%     5/12/06

MSCI EAFE INDEX             17.30%    14.32%        --

MSCI EAFE GROWTH INDEX      22.32%    15.62%        --

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended November 30
                            2006*   2007

Institutional Class         3.40%  23.40%

MSCI EAFE Index             4.97%  17.30%

MSCI EAFE Growth Index      2.43%  22.32%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

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3

PORTFOLIO COMMENTARY
NT International Growth

Portfolio Managers: Alex Tedder and Keith Creveling

PERFORMANCE SUMMARY

NT International Growth gained 23.40% during the 12 months ended November 30,
2007. The portfolio's benchmark, the MSCI EAFE Index, advanced 17.30%.
Compared to its peers, NT International Growth outperformed the average return of 20.46%* for the 63 funds in Lipper Inc.'s International Large Cap Growth
Funds category.

Strong global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks. On an absolute basis, all sectors the portfolio invested in posted positive returns, and all but one sector (consumer discretionary) showed double-digit gains. Favorable stock selection in six of 10 sectors accounted for the portfolio's outperformance relative to the benchmark.

From a country perspective, Japan, the United Kingdom, and India, which was not represented in the benchmark, made the greatest overall contributions to the portfolio's relative performance. Stock selection in Japan and the United
Kingdom was effective, as was an underweight in Japan. Despite its relatively small weighting, India had a strong impact on the portfolio's relative return.

The worst country contributors to relative performance included the
Netherlands, North America (U.S.-listed ADRs and Canadian securities), and
South Korea. Our investments and an underweight hurt performance in the
Netherlands, while our overweight in North America accounted for the lagging results. Our South Korean holdings posted a negative return for the reporting period, and the benchmark had no exposure to that market.

FINANCIALS, INDUSTRIALS LED ALL SECTORS

The financials sector, the largest weighting in the portfolio, made the greatest positive contribution to relative performance. Our overweight to
Deutsche Boerse AG, the Germany-based owner of several securities exchanges, led to solid results for the diversified financial services area. In addition, our position in China Merchants Bank, an emerging-market investment not represented in the benchmark, boosted performance in the commercial banking segment, as the stock returned 142% during the reporting period.

Top Ten Holdings as of November 30, 2007
                                    % of net       % of net
                                  assets as of   assets as of
                                    11/30/07        5/31/07
Deutsche Boerse AG                    1.7%           1.1%
Nintendo Co., Ltd.                    1.7%           1.5%
Julius Baer Holding AG                1.7%           1.2%
National Bank of Greece SA            1.6%           1.5%
Saipem SpA                            1.6%           1.1%
BG Group plc                          1.5%           1.2%
Nestle SA                             1.5%           0.5%
BHP Billiton Ltd.                     1.5%           1.2%
America Movil, SAB de CV ADR          1.4%           0.9%
Daikin Industries Ltd.                1.3%           0.5%

*Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
4

NT International Growth

The portfolio's relative performance also benefited from strong stock selection combined with an overweight in the industrials sector. In particular, our stocks in the electrical equipment industry performed well, including Q-Cells AG, the German manufacturer of solar cells, and Vestas Wind
Systems, a Danish supplier of wind power solutions.

Our information technology stocks also were strong contributors, led by
Japan's Nintendo, a videogame manufacturer, which advanced 160% during the reporting period on strong sales of its Wii gaming system. Nintendo was the portfolio's top contributor for the reporting period.

CONSUMER SECTOR LAGGED

Despite posting a total return of 24.06% for the reporting period, the portfolio's consumer staples sector was the greatest laggard relative to the benchmark. Our stock selection and underweight in the food products industry and avoidance of the tobacco industry primarily accounted for the shortfall.
The telecommunication services sector also detracted, primarily due to our slight overweight to the sector.

OUTLOOK

NT International Growth seeks companies located throughout the world, excluding the United States, exhibiting accelerating earnings and revenue growth. Our analysis indicates the outlook for large-cap growth companies remains favorable. The portfolio has broad exposure to high-quality growth companies in numerous markets, and we believe these companies will deliver solid returns, even during volatile market conditions.

Investments by Country as of November 30, 2007
                                       % of net       % of net
                                     assets as of   assets as of
                                       11/30/07        5/31/07
United Kingdom                           13.6%          14.6%
Japan                                    13.3%          17.0%
Germany                                  10.5%          10.0%
Switzerland                              10.3%          11.1%
France                                   8.7%           8.8%
Australia                                5.8%           4.4%
Canada                                   3.6%           0.7%
Spain                                    3.4%           1.7%
Italy                                    3.3%           4.0%
India                                    3.1%           2.4%
Denmark                                  2.2%           0.8%
Norway                                   2.0%           2.3%
Belgium                                  2.0%           1.7%
Singapore                                2.0%           0.7%
Other Countries                          15.6%          15.6%
Cash and Equivalents(1)                  0.6%           4.2%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                       % of net       % of net
                                     assets as of   assets as of
                                       11/30/07        5/31/07
Foreign Common Stocks                    99.0%          95.4%
Foreign Preferred Stocks                 0.4%           0.4%
TOTAL EQUITY EXPOSURE                    99.4%          95.8%
Temporary Cash Investments               1.2%           2.5%
Other Assets and Liabilities(2)         (0.6)%          1.7%

(2) Includes securities lending collateral and other assets and liabilities.

------
5

SCHEDULE OF INVESTMENTS
NT International Growth

NOVEMBER 30, 2007

Shares                                                                       Value

Common Stocks -- 99.0%

AUSTRALIA -- 5.8%
        4,600  Babcock & Brown Ltd.(1)                                   $ 107,474
       25,931  BHP Billiton Ltd.(1)                                        985,384
       89,061  Boart Longyear Group(2)                                     190,797
       22,400  CSL Ltd.                                                    692,044
       72,400  Oxiana Ltd.(1)                                              256,680
       28,623  QBE Insurance Group Ltd.                                    828,490
        4,146  Rio Tinto Ltd.(1)                                           533,653
       12,000  Westpac Banking Corp.                                       301,079
                                                                       -----------
                                                                         3,895,601
                                                                       -----------
AUSTRIA -- 0.7%
        6,335  Erste Bank der oesterreichischen Sparkassen AG              456,917
                                                                       -----------
BELGIUM -- 2.0%
        4,355  KBC Groupe                                                  602,789
       12,030  SES SA Fiduciary Depositary Receipt(2)                      302,543
        1,897  Umicore                                                     444,714
                                                                       -----------
                                                                         1,350,046
                                                                       -----------
BRAZIL -- 1.0%
        4,400  Bolsa de Mercadorias e Futuros - BM&F SA(2)                  59,254
       20,700  Redecard SA                                                 375,987
       18,600  Unibanco-Uniao de Bancos Brasileiros SA                     275,326
                                                                       -----------
                                                                           710,567
                                                                       -----------
CANADA -- 3.6%
        5,500  EnCana Corp.                                                358,875
        6,400  Research In Motion Ltd.(2)                                  728,448
       16,300  Rogers Communications Inc. Cl B                             677,564
        6,224  Shoppers Drug Mart Corp.                                    341,517
        3,600  Suncor Energy Inc.                                          344,265
                                                                       -----------
                                                                         2,450,669
                                                                       -----------
CZECH REPUBLIC -- 1.0%
        9,100  CEZ AS                                                      672,588
                                                                       -----------
DENMARK -- 2.2%
        6,400  Novo Nordisk AS B Shares                                    809,182
        7,000  Vestas Wind Systems AS(2)                                   661,909
                                                                       -----------
                                                                         1,471,091
                                                                       -----------
FINLAND -- 1.3%
        2,400  Metso Oyj                                                   130,181
       19,600  Nokia Oyj                                                   772,162
                                                                       -----------
                                                                           902,343
                                                                       -----------

Shares                                                                       Value

FRANCE -- 8.7%
        3,721  Accor SA                                                  $ 315,462
        3,000  ALSTOM Co.                                                  673,784
       14,331  AXA SA                                                      581,495
        7,982  Groupe Danone                                               704,403
        3,500  L'Oreal SA                                                  485,755
        2,367  PPR SA                                                      398,923
        1,300  Renault SA                                                  189,538
        1,500  Schneider Electric SA                                       208,040
        5,178  Societe Generale                                            793,412
        4,400  Suez SA                                                     291,492
       10,924  Total SA                                                    884,138
        4,200  Vinci SA                                                    332,713
                                                                       -----------
                                                                         5,859,155
                                                                       -----------
GERMANY -- 10.1%
        2,400  Allianz SE                                                  494,202
        3,774  Arcandor AG(2)                                              113,976
        5,000  BASF AG                                                     692,927
        2,900  Continental AG                                              377,730
        6,240  Deutsche Boerse AG                                        1,169,396
       10,370  Fresenius Medical Care AG & Co. KGaA                        578,835
       14,543  GEA Group AG(2)                                             526,971
        4,200  Hochtief AG                                                 555,529
        2,782  K+S AG                                                      568,182
        2,900  Linde AG                                                    379,334
        4,500  Q-Cells AG(2)                                               628,485
        5,100  SAP AG                                                      259,979
        3,400  Siemens AG                                                  516,123
                                                                       -----------
                                                                         6,861,669
                                                                       -----------
GREECE -- 1.6%
       16,000  National Bank of Greece SA                                1,070,091
                                                                       -----------
HONG KONG -- 1.5%
       52,700  Esprit Holdings Ltd.                                        795,510
       13,300  Hang Seng Bank Ltd.                                         254,566
                                                                       -----------
                                                                         1,050,076
                                                                       -----------
INDIA -- 3.1%
        7,100  Bharat Heavy Electricals Ltd.                               483,487
       15,400  Bharti Airtel Ltd.(2)                                       365,899
        5,800  DLF Ltd.                                                    138,452
        7,600  Housing Development Finance Corp. Ltd.                      537,142
        4,500  Reliance Industries Ltd.                                    324,619
       10,500  Tata Consultancy Services Ltd.                              269,996
                                                                       -----------
                                                                         2,119,595
                                                                       -----------

------
6

NT International Growth

Shares                                                                       Value

IRELAND -- 0.6%
        8,693  Anglo Irish Bank Corp. plc                                $ 151,677
       11,200  Kingspan Group plc                                          236,732
                                                                       -----------
                                                                           388,409
                                                                       -----------
ITALY -- 3.3%
        7,500  Bulgari SpA                                                 111,087
        7,811  ENI SpA                                                     279,133
        9,200  Fiat SpA                                                    253,327
        8,600  Finmeccanica SpA                                            256,760
        9,232  Luxottica Group SpA                                         307,806
       26,062  Saipem SpA                                                1,050,591
                                                                       -----------
                                                                         2,258,704
                                                                       -----------
JAPAN -- 13.3%
       13,300  Canon, Inc.                                                 700,130
       17,500  Daikin Industries Ltd.(1)                                   901,246
        2,200  Fanuc Ltd.                                                  230,130
        6,700  Ibiden Co. Ltd.                                             529,830
       23,000  Isuzu Motors Ltd.                                           106,543
       44,000  Kobe Steel Ltd.                                             144,878
       16,000  Kuraray Co. Ltd.                                            196,772
        5,000  Makita Corp.                                                222,436
       78,000  Marubeni Corp.                                              598,708
       23,000  Mitsubishi Electric Corp.                                   262,337
        1,900  Nintendo Co., Ltd.                                        1,167,570
       42,000  Nippon Yusen Kabushiki Kaisha                               364,584
          200  NTT DoCoMo, Inc.                                            317,395
          124  Sony Financial Holdings Inc.(2)                             468,556
       40,000  Sumitomo Chemical Co., Ltd.                                 341,281
       20,000  Sumitomo Heavy Industries Ltd.                              217,337
       62,000  Sumitomo Metal Industries Ltd.                              274,926
       14,000  Sumitomo Realty & Development Co. Ltd.(1)                   425,282
        7,000  Terumo Corp.(1)                                             353,524
       14,800  Toyota Motor Corp.                                          833,118
        3,100  Yamada Denki Co. Ltd.                                       359,072
                                                                       -----------
                                                                         9,015,655
                                                                       -----------
MALAYSIA -- 0.6%
      132,900  Bumiputra -- Commerce Holdings Bhd                          424,214
                                                                       -----------
MEXICO -- 1.4%
       15,248  America Movil, SAB de CV ADR                                940,191
                                                                       -----------
NETHERLANDS -- 1.2%
        4,855  ASML Holding N.V.                                           168,512
        9,500  Heineken N.V.                                               621,386
                                                                       -----------
                                                                           789,898
                                                                       -----------

Shares                                                                       Value

NORWAY -- 2.0%
       11,890  Aker Kvaerner ASA                                         $ 338,854
       23,800  StatoilHydro ASA                                            773,552
        6,300  Yara International ASA                                      239,405
                                                                       -----------
                                                                         1,351,811
                                                                       -----------
PEOPLE'S REPUBLIC OF CHINA -- 1.1%
       84,000  Agile Property Holdings Ltd.                                167,403
          536  Alibaba.com Ltd.(1)(2)                                        2,750
      133,500  China Merchants Bank Co., Ltd. Cl H                         619,557
                                                                       -----------
                                                                           789,710
                                                                       -----------
SINGAPORE -- 2.0%
       86,000  Keppel Corp. Ltd.                                           800,485
       93,000  Oversea-Chinese Banking Corp.                               548,493
                                                                       -----------
                                                                         1,348,978
                                                                       -----------
SOUTH AFRICA -- 1.4%
        8,499  Anglo American plc                                          575,469
       17,900  MTN Group Ltd.                                              360,560
                                                                       -----------
                                                                           936,029
                                                                       -----------
SOUTH KOREA -- 0.2%
        4,400  Hynix Semiconductor Inc.(2)                                 123,529
                                                                       -----------
SPAIN -- 3.4%
       14,200  Banco Bilbao Vizcaya Argentaria SA(1)                       352,068
       20,200  Cintra Concesiones de Infraestructuras de
               Transporte SA                                               322,937
          730  Cintra Concesiones de Infraestructuras de
               Transporte SA Entitlement Shares                             11,658
       12,501  Inditex SA                                                  868,242
       22,400  Telefonica SA                                               750,164
                                                                       -----------
                                                                         2,305,069
                                                                       -----------
SWITZERLAND -- 10.3%
       30,015  ABB Ltd.                                                    882,817
        6,631  Compagnie Financiere Richemont SA Cl A                      455,850
        6,600  Holcim Ltd.                                                 707,105
       13,600  Julius Baer Holding AG                                    1,141,806
        2,100  Nestle SA                                                 1,004,889
        6,765  Novartis AG                                                 383,498
        4,366  Roche Holding AG                                            829,804
        2,200  Sonova Holding AG                                           235,558
        3,507  Syngenta AG                                                 869,019
        8,858  UBS AG                                                      445,575
                                                                       -----------
                                                                         6,955,921
                                                                       -----------

------
7

NT International Growth

Shares                                                                       Value

TAIWAN (REPUBLIC OF CHINA) -- 1.4%
      187,000  AU Optronics Corp.                                        $ 365,533
       91,800  Hon Hai Precision Industry Co., Ltd.                        588,230
                                                                       -----------
                                                                           953,763
                                                                       -----------
TURKEY -- 0.6%
       48,200  Turkiye Garanti Bankasi AS                                  423,637
                                                                       -----------
UNITED KINGDOM -- 13.6%
       13,900  Admiral Group plc                                           297,988
       13,800  Aggreko plc                                                 143,904
       18,800  AMEC plc                                                    297,605
       12,851  Barclays plc                                                148,937
       48,331  BG Group plc                                              1,012,797
        7,465  British Sky Broadcasting Group plc                           96,023
       64,210  Burberry Group plc                                          759,950
       19,801  Capita Group plc                                            302,022
       20,100  Compass Group plc                                           131,637
       19,300  easyJet plc(2)                                              223,221
        8,172  GlaxoSmithKline plc                                         215,791
       28,405  HSBC Holdings plc                                           485,226
       64,800  International Power plc                                     621,803
       49,014  Man Group plc                                               561,405
       56,016  Man Group plc Cl B                                           78,422
       13,207  Reckitt Benckiser Group plc                                 784,584
       24,300  Reed Elsevier plc                                           305,539
       23,800  Scottish and Southern Energy plc                            777,683
       90,882  Tesco plc                                                   895,907
       55,900  TUI Travel plc(2)                                           316,327
      206,800  Vodafone Group plc                                          774,179
                                                                       -----------
                                                                         9,230,950
                                                                       -----------
TOTAL COMMON STOCKS
(Cost $54,383,179)                                                      67,106,876
                                                                       -----------

Preferred Stocks -- 0.4%

GERMANY -- 0.4%
        4,500  Henkel KGaA                                                 248,482
(Cost $239,648)
                                                                       -----------

Temporary Cash Investments -- 1.2%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.25%,
8/15/23, valued at $815,473), in a joint trading account at 3.05%, dated 11/30/07, due 12/3/07 (Delivery value $800,203)
(Cost $800,000)                                                            800,000
                                                                       -----------

Shares                                                                       Value

Temporary Cash Investments -- Securities Lending Collateral(3) -- 4.5%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value
$1,350,523)                                                            $ 1,350,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due
12/3/07 (Delivery value $316,467)                                          316,347

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery
value $1,350,522)                                                        1,350,000
                                                                       -----------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $3,016,347)                                                        3,016,347
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 105.1%
(Cost $58,439,174)                                                      71,171,705
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (5.1)%                                 (3,468,793)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $67,702,912
                                                                      ============

Market Sector Diversification
(as a % of net assets)
Financials                       21.7%
Industrials                      16.2%
Consumer Discretionary           11.3%
Materials                        10.6%
Information Technology            8.4%
Energy                            7.9%
Consumer Staples                  7.5%
Telecommunication Services        6.2%
Health Care                       6.1%
Utilities                         3.5%
Cash and Equivalents*             0.6%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

------
8

NT International Growth

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Security, or a portion thereof, was on loan as of November 30, 2007.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $63,163,844, which represented 93.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------
9

PERFORMANCE
NT Emerging Markets

Total Returns as of November 30, 2007
                                   Since     Inception
                         1 year  Inception      Date
INSTITUTIONAL CLASS      48.22%    37.06%     5/12/06
MSCI EM INDEX            45.15%    29.85%        --

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended November 30
                         2006*   2007
                         10.10%  48.22%
Institutional Class
                         3.37%   45.15%
MSCI EM Index

*From 5/12/06, the Institutional Class's inception date. Not annualized.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund's performance may be affected by investments in initial public offerings.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

PORTFOLIO COMMENTARY
NT Emerging Markets

Portfolio Managers: Mark On and Patricia Ribeiro

PERFORMANCE SUMMARY

NT Emerging Markets gained 48.22% during the 12 months ended November 30,
2007. The portfolio's benchmark, the MSCI EM Index, advanced 45.15%. Compared to its peers, NT Emerging Markets outperformed the average return of 41.98%*
for the 257 funds in Lipper Inc.'s Emerging Markets Funds category.

Strong global economic growth combined with a weak U.S. dollar helped generate strong 12-month performance among international stocks, particularly those from the world's emerging markets. Emerging market stocks significantly outperformed the developed markets, which, as measured by the MSCI EAFE Index, returned 17.30% for the reporting period. The portfolio's performance benefited from this trend, along with our stock selection across most market sectors. Overall, stock selection accounted for the portfolio's outperformance relative to the benchmark.

On an absolute basis, all sectors the portfolio invested in posted positive returns and made positive contributions to performance. Compared with the benchmark, each of the portfolio's market sectors outperformed except materials, financials and health care. The portfolio also derived a portion of its returns from participating in several initial public offerings (IPOs).

RUSSIA, INDIA, SOUTH KOREA OUTPERFORMED

From a country perspective, Russia, India and South Korea had the greatest positive influence on the portfolio's relative performance. Stock selection was the key contributor in all three markets.

Brazil and China detracted from the portfolio's relative performance, with stock selection accounting for the shortfall.

TECH, ENERGY, CONSUMER DISCRETIONARY LED ALL SECTORS

Good stock selection helped make the information technology sector the top contributor to the portfolio's relative performance. Our stock picks and allocation decisions were particularly strong in the semiconductor industry, where underweighting South Korea's Samsung Electronics, which faced waning demand in the memory chip market, proved effective.

Top Ten Holdings as of November 30, 2007
                                                      % of net       % of net
                                                    assets as of   assets as of
                                                      11/30/07        5/31/07
Petroleo Brasileiro SA ADR                              3.0%           1.5%
China Mobile Ltd. ADR                                   2.3%            --
Cia Vale do Rio Doce ADR                                2.1%           1.7%
PT Bumi Resources Tbk                                   1.8%            --
America Movil, SAB de CV ADR                            1.7%           1.5%
Turkiye Garanti Bankasi AS                              1.7%           1.4%
Samsung Electronics                                     1.5%           1.9%
China National Building Material Co. Ltd. Cl H          1.4%           0.3%
Focus Media Holding Ltd. ADR                            1.4%           0.7%
ICICI Bank Ltd. ADR                                     1.4%           1.2%

*Data provided by Lipper Inc. -- A Reuters Company. ©2007 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
11

NT Emerging Markets

In the energy sector, good security selection -- particularly in the oil, gas and consumable fuels industry -- helped the portfolio outperform the benchmark. Similarly, our favorable stock choices led to outperformance for the portfolio's consumer discretionary sector. For example, in the auto components industry, Nokian Renkaat Oyj, a position not represented in the benchmark, contributed strongly to relative performance. The Finnish tire manufacturer advanced on strong sales and profit growth, primarily in Russia.
Another out-of-benchmark position, Parkson Retail Group, which operates a chain of department stores in China, benefited from the company's expansion plans and China's growing retail market.

MATERIALS, FINANCIALS LAGGED

The materials and financials sectors were the largest detractors to the portfolio's relative performance. This primarily was due to our underweighted positions in both sectors and to lagging stocks in the financials sector.

The financials sector was the portfolio's largest, yet underweights and stock selection in the insurance and capital markets segments detracted from the portfolio's performance. The subprime mortgage market mess reverberated globally during the reporting period and dragged down holdings such as Shin
Kong Financial Holding, a Taiwanese life insurer that acknowledged a portion of its fixed income portfolio was backed by U.S. subprime mortgages. In addition, not having any exposure to diversified financial services companies hurt the portfolio's results relative to the benchmark.

OUTLOOK

Focusing almost exclusively on equity securities of companies located in emerging market countries, we seek out companies with earnings and revenues growing at an improving rate. We will continue to select stocks based on extensive company-level research that focuses on identifying accelerating growth characteristics.

Investments by Country as of November 30, 2007
                                        % of net        % of net
                                      assets as of    assets as of
                                        11/30/07        5/31/07
People's Republic of China                14.6%           5.7%
South Korea                               12.9%          15.2%
Brazil                                    11.5%          13.1%
India                                     9.0%            5.0%
Russian Federation                        7.4%            5.8%
South Africa                              6.8%            8.1%
Taiwan (Republic of China)                6.8%           10.8%
Mexico                                    4.7%            5.7%
Indonesia                                 4.3%            2.5%
Hong Kong                                 3.0%            3.3%
Turkey                                    2.8%            2.1%
Chile                                     2.5%            3.6%
Czech Republic                            2.1%            1.7%
Malaysia                                  2.0%            3.3%
Other Countries                           5.7%            8.6%
Cash and Equivalents(1)                   3.9%            5.5%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                        % of net       % of net
                                      assets as of   assets as of
                                        11/30/07        5/31/07
Foreign Common Stocks and Rights          96.1%          93.1%
Foreign Preferred Stocks                   --            1.4%
TOTAL EQUITY EXPOSURE                     96.1%          94.5%
Temporary Cash Investments                3.5%           4.2%
Other Assets and Liabilities(2)           0.4%           1.3%

(2) Includes securities lending collateral and other assets and liabilities.

------
12

SCHEDULE OF INVESTMENTS
NT Emerging Markets

NOVEMBER 30, 2007

Shares                                                                       Value

Common Stocks -- 96.1%

BRAZIL -- 11.5%
              900  Bolsa de Mercadorias e Futuros -- BM&F SA(1)           $ 12,120
           17,300  Cia Vale do Rio Doce ADR                                598,234
            8,549  Dufry South America Ltd. BDR(1)                         246,194
           16,600  Lojas Renner SA                                         387,980
           12,733  LPS Brasil -- Consultoria de Imoveis SA(1)              197,691
            7,600  Lupatech SA                                             211,464
            9,700  Marisa SA(1)                                             57,865
           17,400  Net Servicos de Comunicacao SA(1)                       257,563
            8,764  Petroleo Brasileiro SA ADR                              843,973
           15,250  Redecard SA                                             276,995
            5,200  Totvs SA                                                176,516
                                                                       -----------
                                                                         3,266,595
                                                                       -----------
CHILE -- 2.5%
           53,973  Cencosud SA                                             203,539
           16,400  Compania Cervecerias Unidas SA                          118,636
           36,010  La Polar SA                                             271,874
            8,500  Lan Airlines SA ADR(2)                                  125,375
                                                                       -----------
                                                                           719,424
                                                                       -----------
CZECH REPUBLIC -- 2.1%
            4,400  CEZ AS                                                  325,207
            1,200  Komercni Banka AS                                       270,310
                                                                       -----------
                                                                           595,517
                                                                       -----------
EGYPT -- 0.8%
            2,600  Orascom Construction Industries                         237,064
                                                                       -----------
HONG KONG -- 3.0%
          164,000  AAC Acoustic Technology Holdings Inc.(1)                222,065
            7,000  China Mobile Ltd. ADR                                   641,620
                                                                       -----------
                                                                           863,685
                                                                       -----------
INDIA -- 9.0%
            7,600  ABB India Ltd.                                          299,409
            4,900  Bharat Heavy Electricals Ltd.                           333,674
           12,841  DLF Ltd.                                                306,527
            6,500  ICICI Bank Ltd. ADR                                     393,315
           14,100  JSW Steel Ltd.                                          359,887
              156  Mundra Port and Special Economic Zone Ltd.(1)             3,643

Shares                                                                       Value

           13,800  Reliance Communication Ventures Ltd.                  $ 235,525
            5,100  Reliance Industries Ltd.                                367,902
           14,200  Rolta India Ltd.                                        262,085
                                                                       -----------
                                                                         2,561,967
                                                                       -----------
INDONESIA -- 4.3%
          116,000  PT Astra International Tbk                              310,722
          558,000  PT Bank Mandiri Tbk                                     212,558
          846,000  PT Bumi Resources Tbk                                   513,288
           17,500  PT International Nickel Indonesia Tbk                   176,761
                                                                       -----------
                                                                         1,213,329
                                                                       -----------
ISRAEL -- 0.6%
            1,500  Elbit Systems Ltd.                                       85,079
            8,200  Israel Chemicals Ltd.                                    87,486
                                                                       -----------
                                                                           172,565
                                                                       -----------
KAZAKHSTAN -- 0.7%
            7,169  KazMunaiGas Exploration Production GDR                  192,342
                                                                       -----------
MALAYSIA -- 2.0%
           99,100  Bumiputra -- Commerce Holdings Bhd                      316,325
           46,700  Genting Bhd                                             110,824
          114,100  Resorts World Bhd                                       129,225
                                                                       -----------
                                                                           556,374
                                                                       -----------
MEXICO -- 4.7%
            8,000  America Movil, SAB de CV ADR                            493,280
          111,561  Axtel, SAB de CV(1)                                     273,479
            4,746  Grupo Aeroportuario del Pacifico, SAB de CV ADR         217,984
           50,700  Grupo Financiero Banorte, SAB de CV(2)                  219,764
           34,775  Urbi Desarrollos Urbanos, SAB de CV(1)(2)               117,912
                                                                       -----------
                                                                         1,322,419
                                                                       -----------
PAKISTAN -- 0.6%
            8,527  Oil & Gas Development Co. Ltd. GDR                      166,277
                                                                       -----------
PEOPLE'S REPUBLIC OF CHINA -- 14.6%
          188,000  Agile Property Holdings Ltd.(2)                         374,664
           50,141  Alibaba.com Ltd.(1)(2)                                  257,270
              200  Baidu.com, Inc. ADR(1)                                   76,392
          261,000  China Construction Bank Cl H                            252,470
          620,000  China Gas Holdings Ltd.(2)                              289,100
           65,000  China Merchants Bank Co., Ltd. Cl H                     301,656

------
13

NT Emerging Markets

Shares                                                                       Value

           92,000  China National Building Material Co. Ltd. Cl H        $ 400,526
          214,000  China Petroleum & Chemical Corp. Cl H                   325,515
           28,000  China Shenhua Energy Co. Ltd. Cl H(2)                   166,475
          200,000  China Yurun Food Group Ltd.                             329,232
          200,000  CNOOC Ltd.                                              368,769
            7,072  Focus Media Holding Ltd. ADR(1)(2)                      399,143
          109,000  Nine Dragons Paper Holdings Ltd.                        274,954
           32,000  Parkson Retail Group Ltd.                               339,533
                                                                       -----------
                                                                         4,155,699
                                                                       -----------
PERU -- 0.7%
            2,600  Credicorp Ltd.                                          185,094
                                                                       -----------
PHILIPPINES -- 1.6%
        2,401,000  Alliance Global Group Inc.(1)                           324,060
          321,100  Robinsons Land Corp.                                    138,955
                                                                       -----------
                                                                           463,015
                                                                       -----------
POLAND -- 0.7%
            1,000  BRE Bank SA(1)                                          199,905
                                                                       -----------
RUSSIAN FEDERATION -- 7.4%
            4,000  Mobile TeleSystems ADR                                  362,800
            4,800  OAO Gazprom ADR(1)                                      251,985
            2,800  OAO LUKOIL                                              241,510
            7,273  OAO TMK GDR                                             315,323
              700  OJSC MMC Norilsk Nickel ADR                             202,673
            8,101  OJSC Pharmstandard GDR(1)                               190,420
           53,800  Sberbank(1)                                             226,941
            4,700  Uralkali GDR (Acquired 10/15/07-11/30/07, Cost
                   $98,205)(1)(3)                                          112,800
            5,869  X5 Retail Group N.V. GDR(1)                             184,135
                                                                       -----------
                                                                         2,088,587
                                                                       -----------
SOUTH AFRICA -- 6.8%
            3,376  Anglo American plc                                      225,118
            8,982  Barloworld Ltd.                                         150,219
          149,100  Dimension Data Holdings plc(2)                          186,955
           15,800  Exxaro Resources Ltd.                                   240,959
            6,300  Impala Platinum Holdings Limited                        218,601
            8,466  Kumba Iron Ore Ltd.(2)                                  335,387
           16,800  Murray & Roberts Holdings Ltd.                          237,330
           31,632  Pretoria Portland Cement Co. Ltd.                       210,111
            6,500  Sun International Ltd.                                  135,467
                                                                       -----------
                                                                         1,940,147
                                                                       -----------

Shares                                                                       Value

SOUTH KOREA -- 12.9%
            1,400  Daelim Industrial Co., Ltd.                           $ 246,403
            4,200  Doosan Infracore Co., Ltd.                              149,223
            3,830  GS Holdings Corp.                                       258,360
            1,400  Hyundai Department Store Co. Ltd.                       171,020
              700  Hyundai Heavy Industries Co., Ltd.                      357,874
            2,400  LG.Philips LCD Co., Ltd.(1)                             135,122
            7,400  LIG Non-Life Insurance Co., Ltd.                        183,384
            1,100  MegaStudy Co., Ltd.                                     373,157
              500  Mirae Asset Securities Co. Ltd.(1)                       85,262
            3,000  Modetour Network Inc.                                   165,646
            1,300  NHN Corp.(1)                                            369,156
              400  POSCO                                                   252,675
              700  Samsung Electronics                                     428,803
            4,420  Shinhan Financial Group Co., Ltd.                       240,704
              300  Shinsegae Co. Ltd.                                      236,152
                                                                       -----------
                                                                         3,652,941
                                                                       -----------
TAIWAN (REPUBLIC OF CHINA) -- 6.8%
          137,611  Asia Cement Corp.                                       201,115
          153,000  AU Optronics Corp.                                      299,072
           47,000  Catcher Technology Co. Ltd.                             290,078
          145,426  China Steel Corp.                                       191,185
           55,080  Hon Hai Precision Industry Co., Ltd.                    352,939
          112,000  U-Ming Marine Transport Corp.                           299,280
          176,565  Wistron Corp.                                           304,934
                                                                       -----------
                                                                         1,938,603
                                                                       -----------
TURKEY -- 2.8%
           20,200  Enka Insaat ve Sanayi AS                                325,370
           53,500  Turkiye Garanti Bankasi AS                              470,220
                                                                       -----------
                                                                           795,590
                                                                       -----------
TOTAL COMMON STOCKS
(Cost $19,903,408)                                                      27,287,139
                                                                       -----------

Temporary Cash Investments -- 3.5%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 6.25%,
8/15/23, valued at $1,019,342), in a joint trading account at
3.05%, dated 11/30/07, due 12/3/07 (Delivery value $1,000,254)
(Cost $1,000,000)                                                        1,000,000
                                                                       -----------

------
14

NT Emerging Markets

Shares                                                                       Value

Temporary Cash Investments -- Securities Lending Collateral(4) -- 5.9%

Repurchase Agreement, BNP Paribas, (collateralized by various U.S.
Government Agency obligations in a pooled account at the lending
agent), 4.65%, dated 11/30/07, due 12/3/07 (Delivery value $400,155)     $ 400,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.56%, dated 11/30/07, due
12/3/07 (Delivery value $861,308)                                          860,981

Repurchase Agreement, Lehman Brothers, Inc., (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 4.64%, dated 11/30/07, due 12/3/07 (Delivery
value $400,155)                                                            400,000
                                                                       -----------
TOTAL TEMPORARY CASH INVESTMENTS -- SECURITIES LENDING COLLATERAL
(Cost $1,660,981)                                                        1,660,981
                                                                       -----------
TOTAL INVESTMENT SECURITIES -- 105.5%
(Cost $22,564,389)                                                      29,948,120
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (5.5)%                                 (1,569,749)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $28,378,371
                                                                       ===========

Market Sector Diversification
(as a % of net assets)
Financials                       17.1%
Materials                        14.4%
Energy                           14.1%
Consumer Discretionary           12.2%
Information Technology           11.8%
Industrials                      11.6%
Telecommunication Services        7.1%
Consumer Staples                  4.9%
Utilities                         2.2%
Health Care                       0.7%
Cash and Equivalents*             3.9%

* Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

OJSC = Open Joint Stock Company

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2007.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007 was $112,800, which represented 0.4% of total net assets.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of November 30, 2007, securities with an aggregate value of $19,807,534, which represented 69.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

See Notes to Financial Statements.

------
15

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
16

                                                   Expenses Paid
                    Beginning         Ending       During Period*
                  Account Value   Account Value       6/1/07 -        Annualized
                     6/1/07          11/30/07         11/30/07      Expense Ratio*
NT International Growth -- Institutional Class

Actual               $1,000         $1,085.30          $5.59            1.07%

Hypothetical         $1,000         $1,019.70          $5.42            1.07%

NT Emerging Markets -- Institutional Class

Actual               $1,000         $1,215.50          $7.94            1.43%

Hypothetical         $1,000         $1,017.90          $7.23            1.43%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
17

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2007
                                                                  NT
                                                       International   NT Emerging
                                                              Growth       Markets
ASSETS

Investment securities -- at value (cost of
$55,422,827 and $20,903,408, respectively) --
including $2,919,428 and $1,642,441 of securities
on loan, respectively                                    $68,155,358   $28,287,139

Investments made with cash collateral received for
securities on loan, at value (cost of $3,016,347
and $1,660,981, respectively)                              3,016,347     1,660,981
                                                         -----------   -----------
Total investment securities -- at value (cost of
$58,439,174 and $22,564,389, respectively)                71,171,705    29,948,120

Cash                                                          14,642         7,038

Foreign currency holdings, at value (cost of
$43,105 and $72,912, respectively)                            43,402        72,723

Receivable for investments sold                              509,774       304,977

Dividends and interest receivable                            126,181        34,269
                                                         -----------   -----------
                                                          71,865,704    30,367,127
                                                         -----------   -----------

LIABILITIES

Payable for collateral received for securities on
loan                                                       3,016,347     1,660,981

Payable for investments purchased                          1,088,556       296,008

Accrued management fees                                       57,889        31,767
                                                         -----------   -----------
                                                           4,162,792     1,988,756
                                                         -----------   -----------

NET ASSETS                                               $67,702,912   $28,378,371
                                                         ===========   ===========

INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                50,000,000    50,000,000
                                                         ===========   ===========
Outstanding                                                5,323,213     1,752,457
                                                         ===========   ===========

NET ASSET VALUE PER SHARE                                     $12.72        $16.19
                                                         ===========   ===========

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                  $53,284,140   $17,001,929

Undistributed net investment income                          569,114       218,538

Undistributed net realized gain on investment and
foreign currency transactions                              1,163,990     3,854,942

Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies                                                12,685,668     7,302,962
                                                         -----------   -----------
                                                         $67,702,912   $28,378,371
                                                         ===========   ===========

See Notes to Financial Statements.

------
18

STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 2007
                                                                   NT           NT
                                                        International     Emerging
                                                               Growth      Markets
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $96,330
and $45,593, respectively)                                $ 1,180,040     $543,066

Interest                                                       41,217       30,186

Securities lending                                             20,842        1,132
                                                          -----------   ----------
                                                            1,242,099      574,384
                                                          -----------   ----------

EXPENSES:

Management fees                                               594,176      324,338

Directors' fees and expenses                                      992          394

Other expenses                                                  3,084          191
                                                          -----------   ----------
                                                              598,252      324,923
                                                          -----------   ----------

NET INVESTMENT INCOME (LOSS)                                  643,847      249,461
                                                          -----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions (net of foreign taxes
accrued of $34,410 and $19,263, respectively)               1,434,368    3,523,495

Foreign currency transactions (net of foreign taxes
accrued of $-- and $249, respectively)                      1,255,442      418,833
                                                          -----------   ----------
                                                            2,689,810    3,942,328
                                                          -----------   ----------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments (net of foreign taxes accrued of
$(31,009) and $(72,797), respectively)                      6,162,057    4,617,096

Translation of assets and liabilities in foreign
currencies                                                  2,535,293      394,068
                                                          -----------   ----------
                                                            8,697,350    5,011,164
                                                          -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                    11,387,160    8,953,492
                                                          -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                           $12,031,007   $9,202,953
                                                          ===========   ==========

See Notes to Financial Statements.

------
19

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED NOVEMBER 30, 2007 AND PERIOD ENDED NOVEMBER 30, 2006(1)
                              NT International Growth          NT Emerging Markets
Increase (Decrease) in
Net Assets                         2007          2006           2007          2006

OPERATIONS

Net investment income
(loss)                        $ 643,847     $ 118,808      $ 249,461     $ 134,730

Net realized gain (loss)      2,689,810   (1,581,308)      3,942,328     (120,093)

Change in net
unrealized appreciation
(depreciation)                8,697,350     3,988,318      5,011,164     2,291,798
                            -----------   -----------   ------------   -----------
Net increase (decrease)
in net assets resulting
from operations              12,031,007     2,525,818      9,202,953     2,306,435
                            -----------   -----------   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                        (138,053)            --      (132,946)            --
                            -----------   -----------   ------------   -----------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                         25,863,755    44,735,507     10,699,873    17,857,562

Payments for shares
redeemed                   (16,433,430)     (881,692)   (11,235,649)     (319,857)
                            -----------   -----------   ------------   -----------
Net increase (decrease)
in net assets from
capital share
transactions                  9,430,325    43,853,815      (535,776)    17,537,705
                            -----------   -----------   ------------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS                21,323,279    46,379,633      8,534,231    19,844,140

NET ASSETS

Beginning of period          46,379,633            --     19,844,140            --
                            -----------   -----------   ------------   -----------
End of period               $67,702,912   $46,379,633    $28,378,371   $19,844,140
                            ===========   ===========   ============   ===========

Undistributed net
investment income              $569,114       $96,508       $218,538      $121,733
                            ===========   ===========   ============   ===========

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                          2,284,414     4,577,398        836,418     1,836,860

Redeemed                    (1,444,625)      (93,974)      (886,517)      (34,304)
                            -----------   -----------   ------------   -----------
Net increase (decrease)
in shares of the funds          839,789     4,483,424       (50,099)     1,802,556
                            ===========   ===========   ============   ===========

(1) May 12, 2006 (fund inception) through November 30, 2006.

See Notes to Financial Statements.

------
20

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2007

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. NT International Growth Fund (NT
International Growth) and NT Emerging Markets Fund (NT Emerging Markets)
(collectively, the funds) are two funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. The funds' investment objective is to seek capital growth. The funds pursue this objective by investing primarily in equity securities of foreign companies. NT International Growth primarily invests in companies located in at least three developed countries
(excluding United States). NT Emerging Markets invests at least 80% of its assets in securities of issuers in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The funds are not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the
tobacco industry. The funds incepted on May 12, 2006. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the
Board of Directors or its designee if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
21

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American
Century Global Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACGIM (the investment advisor), under which ACGIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those

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22

directors who are not considered "interested persons" as defined in the 1940
Act (including counsel fees) and extraordinary expenses, will be paid by ACIM.
The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The strategy assets of NT
International Growth and NT Emerging Markets include the assets of
International Growth Fund and Emerging Markets Fund, respectively, two funds in a series issued by the corporation. The annual management fee schedule for
NT International Growth ranges from 0.90% to 1.30%. The annual management fee schedule for NT Emerging Markets ranges from 1.05% to 1.65%. The effective annual management fee for NT International Growth and NT Emerging Markets for
the year ended November 30, 2007 was 1.06% and 1.46%, respectively.

ACGIM has entered into a Subadvisory Agreement with ACIM (the subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the cash portion of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACGIM and the Board of
Directors. ACGIM pays all costs associated with retaining ACIM as the subadvisor of the funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACGIM, the corporation's subadvisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the
corporation's transfer agent, American Century Services, LLC. The funds are wholly owned by American Century Asset Allocation Portfolios, Inc. (ACAAP).
ACAAP does not invest in the funds for purpose of exercising management or control.

Beginning in December 2006, the funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of
JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2007, were as follows:

                         NT International Growth   NT Emerging Markets
Purchases                      $70,196,786             $25,082,712
Proceeds from sales            $57,648,047             $24,613,657

4. SECURITIES LENDING

As of November 30, 2007, securities in NT International Growth and NT Emerging
Markets valued at $2,919,428 and $1,642,441, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $3,016,347 and $1,660,981, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

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23

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended
November 30, 2007.

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, have a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. (the Bank of America agreement). The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the Bank of America agreement bear interest at the Federal Funds rate plus 0.40%.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

NT Emerging Market's performance may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30,
2007 and the period May 12, 2006 (fund inception) through November 30, 2006 were as follows:

                              NT International Growth   NT Emerging Markets
                                       2007      2006          2007    2006
DISTRIBUTIONS PAID FROM

Ordinary income                    $138,053        --      $132,946      --

Long-term capital gains                  --        --            --      --

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                 NT International      NT Emerging
                                                           Growth          Markets
Federal tax cost of investments                       $58,648,867      $22,613,143
                                                      ===========      ===========
Gross tax appreciation of investments                 $13,140,633       $7,629,439

Gross tax depreciation of investments                   (617,795)        (294,462)
                                                      -----------      -----------
Net tax appreciation (depreciation) of
investments                                           $12,522,838       $7,334,977
                                                      ===========      ===========
Net tax appreciation (depreciation) on
translation of assets and liabilities in
foreign currencies                                      $(45,961)        $(81,208)
                                                      -----------      -----------
Net tax appreciation (depreciation)                   $12,476,877       $7,253,769
                                                      ===========      ===========
Undistributed ordinary income                          $1,138,429       $2,306,135

Accumulated long-term gains                              $864,531       $1,821,253

Capital loss deferrals                                  $(61,065)               --

Currency loss deferrals                                        --         $(4,715)

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24

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

The capital and currency loss deferrals listed on the previous page for the funds represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2007. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2007.

For corporate taxpayers, the ordinary income distributions paid during the fiscal year ended November 30, 2007, qualify for the corporate dividends received deduction as follows:

    NT International Growth   NT Emerging Markets
                     $2,944                    --

As of November 30, 2007, the funds designate the following as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

    NT International Growth   NT Emerging Markets
                    $86,311               $20,951

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25

FINANCIAL HIGHLIGHTS
NT International Growth

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                                               2007        2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                         $10.34         $10.00
                                                           --------       --------
Income From Investment Operations

 Net Investment Income (Loss)                                  0.12           0.03

 Net Realized and Unrealized Gain (Loss)                       2.29           0.31
                                                           --------       --------
 Total From Investment Operations                              2.41           0.34
                                                           --------       --------
Distributions

 From Net Investment Income                                  (0.03)             --
                                                           --------       --------
Net Asset Value, End of Period                               $12.72         $10.34
                                                           ========       ========

TOTAL RETURN(2)                                              23.40%          3.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets             1.07%       1.07%(3)

Ratio of Net Investment Income (Loss) to Average
Net Assets                                                    1.15%       0.59%(3)

Portfolio Turnover Rate                                        104%            65%

Net Assets, End of Period (in thousands)                    $67,703        $46,380

(1) May 12, 2006 (fund inception) through November 30, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

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26

NT Emerging Markets

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
                                                                   2007    2006(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $11.01     $10.00
                                                                -------    -------
Income From Investment Operations

 Net Investment Income (Loss)                                      0.15       0.07

 Net Realized and Unrealized Gain (Loss)                           5.12       0.94
                                                                -------    -------
 Total From Investment Operations                                  5.27       1.01
                                                                -------    -------
Distributions

 From Net Investment Income                                      (0.09)          -
                                                                -------    -------
Net Asset Value, End of Period                                   $16.19     $11.01
                                                                =======    =======

TOTAL RETURN(2)                                                  48.22%     10.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                 1.46%   1.60%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets       1.12%   1.68%(3)

Portfolio Turnover Rate                                            113%        59%

Net Assets, End of Period (in thousands)                        $28,378    $19,844

(1) May 12, 2006 (fund inception) through November 30, 2006.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

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27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of NT International Growth Fund and NT
Emerging Markets Fund (the "Funds"), two of the mutual funds comprising
American Century World Mutual Funds, Inc., as of November 30, 2007, and the
related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended
November 30, 2007 and the period May 12, 2006 (fund inception) to November 30,
2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
November 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of American Century World Mutual Funds, Inc. as of
November 30, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year ended November 30, 2007 and the period May 12, 2006 (fund inception) to
November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2008

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28

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposal. The proposal received the required number of votes of the
American Century World Mutual Funds, Inc. and was adopted. A summary of voting results is listed below the proposal.

PROPOSAL:

To elect nine Directors to the Board of Directors of American Century World
Mutual Funds, Inc. (the proposal was voted on by all shareholders of funds issued by American Century World Mutual Funds, Inc.).

James E. Stowers, Jr.       For:                4,492,465,030
                            Withhold:              84,151,860
                            Abstain:                        0
                            Broker Non-Vote:                0

Jonathan S. Thomas          For:                4,496,101,969
                            Withhold:              80,514,921
                            Abstain:                        0
                            Broker Non-Vote:                0

Thomas A. Brown             For:                4,497,551,079
                            Withhold:              79,065,811
                            Abstain:                        0
                            Broker Non-Vote:                0

Andrea C. Hall              For:                4,497,808,657
                            Withhold:              78,808,233
                            Abstain:                        0
                            Broker Non-Vote:                0

James A. Olson              For:                4,497,582,906
                            Withhold:              79,033,984
                            Abstain:                        0
                            Broker Non-Vote:                0

Donald H. Pratt             For:                4,496,273,853
                            Withhold:              80,343,037
                            Abstain:                        0
                            Broker Non-Vote:                0

Gale E. Sayers              For:                4,496,553,346
                            Withhold:              80,063,544
                            Abstain:                        0
                            Broker Non-Vote:                0

M. Jeannine Strandjord      For:                4,494,879,736
                            Withhold:              81,737,154
                            Abstain:                        0
                            Broker Non-Vote:                0

Timothy S. Webster          For:                4,497,903,345
                            Withhold:              78,713,545
                            Abstain:                        0
                            Broker Non-Vote:                0

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29

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Global Investment Management, Inc. (ACGIM) or American Century
Investment Management, Inc. (ACIM); the funds' principal underwriter, American
Century Investment Services, Inc. (ACIS); and the funds' transfer agent,
American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the
American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM, or ACGIM, a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

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30

INDEPENDENT DIRECTORS

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and services provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

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31

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); Founder and Principal,
Growth Consulting and Investments LLC (November 2007 to present); President and Chief Executive Officer, American Italian Pasta Company (2001 to December
2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS LLC
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present) and Controller, various American Century funds (1997 to
September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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32

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Global Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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33

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE® GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE® VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (Emerging Markets) INDEX represents the net performance of stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

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34

NOTES

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35

NOTES

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36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Global Investment Management, Inc.
New York, New York

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0801
SH-ANN-57978N

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1) to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Donald H.  Pratt,  Thomas A.  Brown,  Timothy S.  Webster  and Gale E.
          Sayers  are the  registrant's  designated  audit  committee  financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2006:  $202,398
         FY 2007:  $236,908

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2006:  $0
         FY 2007:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2006:  $32,267
         FY 2007:  $ 3,941

         These services included review of federal and state income tax forms and federal excise tax forms related to fiscal year end 2006, of which some of the 2006 fiscal year end services were received in 2007.

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2006:  $0
         FY 2007:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
         2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
         pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)   All services  described in each of paragraphs  (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit
         committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
         Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

         FY 2006:  $201,504
         FY 2007:  $160,804

(h)      The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed  as  Exhibit  12(a)(1)  to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Certified  Shareholder  Report on Form N-CSR, File
          No. 811-21591, on September 29, 2005.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/ Jonathan S. Thomas
         ------------------------------------
         Name:    Jonathan S. Thomas
         Title:   President

Date:    January 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         -------------------------------------
         Name:    Jonathan S. Thomas
         Title:   President
                  (principal executive officer)

Date:    January 6, 2008

By:      /s/ Robert J. Leach
         -------------------------------------
         Name:    Robert J. Leach
         Title:   Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:    January 6, 2008